UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-8672

Exact name of registrant as specified in charter:  USAA LIFE INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA LIFE INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA LIFE INVESTMENT TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2005

                                 [LOGO OF USAA]
                                     USAA(R)

                                   USAA LIFE INSURANCE COMPANY
                                   VARIABLE ANNUITY AND
                                   VARIABLE UNIVERSAL LIFE
                               =================================================
                                   ANNUAL REPORTS FOR THE
                                   UNDERLYING FUNDS

                                   DECEMBER 31, 2005

TABLE OF CONTENTS
================================================================================

USAA LIFE INVESTMENT TRUST
   Market Conditions and Outlook ....................................................A-1
   USAA Life Funds Overviews ........................................................A-5
   Report of Independent Registered Public Accounting Firm .........................A-16
   Portfolios of Investments .......................................................A-17
   Notes to Portfolios of Investments ..............................................A-29
   Statements of Assets and Liabilities ............................................A-30
   Statements of Operations ........................................................A-31
   Statements of Changes in Net Assets .............................................A-32
   Notes to Financial Statements ...................................................A-34
   Expense Example .................................................................A-46
   Trustees and Officers of the Trust ..............................................A-48

VANGUARD(R) VARIABLE INSURANCE FUND
   The People Who Govern Your Fund ..................................................B-2
   Market Perspective ...............................................................B-3

MONEY MARKET PORTFOLIO
   Money Market Portfolio ...........................................................B-4
   Portfolio Profile ................................................................B-5
   Performance Summary ..............................................................B-6
   Financial Statements .............................................................B-7
   Statement of Operations .........................................................B-11
   Statement of Changes in Net Assets ..............................................B-11
   Financial Highlights ............................................................B-12
   Notes to Financial Statements ...................................................B-12
   About Your Portfolio's Expenses .................................................B-13
   Advisory Agreement ..............................................................B-14

HIGH YIELD BOND PORTFOLIO
   High Yield Bond Portfolio .......................................................B-15
   Report from the Advisor .........................................................B-16
   Portfolio Profile ...............................................................B-18
   Performance Summary .............................................................B-19
   Financial Statements ............................................................B-20
   Statement of Operations .........................................................B-28
   Statement of Changes in Net Assets ..............................................B-28
   Financial Highlights ............................................................B-29
   Notes to Financial Statements ...................................................B-29
   About Your Portfolio's Expenses .................................................B-31
   Advisory Agreement ..............................................................B-32

DIVERSIFIED VALUE PORTFOLIO
   Diversified Value Portfolio .....................................................B-33
   Advisor's Report ................................................................B-34
   Portfolio Profile ...............................................................B-35
   Performance Summary .............................................................B-36
   Financial Statements ............................................................B-37

TABLE OF CONTENTS
================================================================================

   Statement of Operations .........................................................B-38
   Statement of Changes in Net Assets ..............................................B-38
   Financial Highlights ............................................................B-39
   Notes to Financial Statements ...................................................B-39
   About Your Portfolio's Expenses .................................................B-41
   Advisory Agreement ..............................................................B-42

EQUITY INDEX PORTFOLIO
   Equity Index Portfolio ..........................................................B-43
   Portfolio Profile ...............................................................B-44
   Performance Summary .............................................................B-45
   Financial Statements ............................................................B-46
   Statement of Operations .........................................................B-51
   Statement of Changes in Net Assets ..............................................B-51
   Financial Highlights ............................................................B-53
   Notes to Financial Statements ...................................................B-53
   About Your Portfolio's Expenses .................................................B-54
   Advisory Arrangement ............................................................B-55

MID-CAP INDEX PORTFOLIO
   Mid-Cap Index Portfolio .........................................................B-56
   Portfolio Profile ...............................................................B-57
   Performance Summary .............................................................B-58
   Financial Statements ............................................................B-59
   Statement of Operations .........................................................B-64
   Statements of Changes in Net Assets .............................................B-64
   Financial Highlights ............................................................B-65
   Notes to Financial Statements ...................................................B-65
   About Your Portfolio's Expenses .................................................B-67
   Advisory Arrangement ............................................................B-68

SMALL COMPANY GROWTH PORTFOLIO
   Small Company Growth Portfolio ..................................................B-69
   Advisor's Report ................................................................B-70
   Portfolio Profile ...............................................................B-72
   Performance Summary .............................................................B-73
   Financial Statements ............................................................B-74
   Statement of Operations .........................................................B-80
   Statement of Changes in Net Assets ..............................................B-80
   Financial Highlights ............................................................B-81
   Notes to Financial Statements ...................................................B-81
   About Your Portfolio's Expenses .................................................B-83
   Advisory Agreements .............................................................B-84

INTERNATIONAL PORTFOLIO
   International Portfolio .........................................................B-85
   Advisor's Report ................................................................B-86

                                      -----

TABLE OF CONTENTS
================================================================================

   Portfolio Profile ...............................................................B-88
   Performance Summary .............................................................B-90
   Financial Statements ............................................................B-91
   Statement of Operations .........................................................B-94
   Statement of Changes in Net Assets ..............................................B-94
   Financial Highlights ............................................................B-95
   Notes to Financial Statements ...................................................B-95
   About Your Portfolio's Expenses .................................................B-98
   Advisory Arrangements ...........................................................B-99

REIT INDEX PORTFOLIO
   REIT Index Portfolio ...........................................................B-100
   Portfolio Profile ..............................................................B-101
   Performance Summary ............................................................B-102
   Financial Statements ...........................................................B-103
   Statement of Operations ........................................................B-105
   Statement of Changes in Net Assets .............................................B-105
   Financial Highlights ...........................................................B-106
   Notes to Financial Statements ..................................................B-106
   About Your Portfolio's Expenses ................................................B-108
   Advisory Arrangement ...........................................................B-109

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) PORTFOLIO - INITIAL CLASS
   Shareholder Expense Example ......................................................C-3
   Investment Changes ...............................................................C-4
   Investments ......................................................................C-5
   Financial Statements ............................................................C-13
   Notes ...........................................................................C-17

EQUITY-INCOME PORTFOLIO - INITIAL CLASS
   Shareholder Expense Example .....................................................C-23
   Investment Changes ..............................................................C-24
   Investments .....................................................................C-25
   Financial Statements ............................................................C-31
   Notes ...........................................................................C-35

DWS VARIABLE SERIES I (VSI) (FORMERLY KNOWN AS SCUDDER

VARIABLE SERIES I (VSI))

DWS CAPITAL GROWTH VIP (FORMERLY KNOWN AS CAPITAL GROWTH PORTFOLIO)
   Information About Expenses .......................................................D-2
   Management Summary ...............................................................D-3
   Portfolio Summary ................................................................D-4
   Investment Portfolio .............................................................D-5
   Financial Statements .............................................................D-7

                                      -----

TABLE OF CONTENTS
================================================================================

   Financial Highlights .............................................................D-9
   Notes to Financial Statements ...................................................D-10
   Proxy Voting ....................................................................D-14

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO - CLASS O
   Letter to Our Shareholders .......................................................E-2
   Shareholder Expense Example ......................................................E-3
   Portfolio Summary ................................................................E-4
   Schedule of Investments ..........................................................E-5
   Statement of Assets and Liabilities ..............................................E-8
   Statement of Operations ..........................................................E-9
   Statements of Changes in Net Assets .............................................E-10
   Financial Highlights ............................................................E-11
   Notes to Financial Statements ...................................................E-13
   Proxy Voting/Form N-Q ...........................................................E-17

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF USAA LIFE INSURANCE COMPANY'S VARIABLE PRODUCTS CAREFULLY BEFORE SENDING MONEY. CONTACT US FOR A CONTRACT PROSPECTUS AND UNDERLYING FUND PROSPECTUSES (PROSPECTUS) CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS. READ THEM CAREFULLY BEFORE SENDING MONEY. VARIABLE PRODUCTS ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THIS REPORT IS FOR USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE CONTRACT OWNERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS FOR EITHER PRODUCT.

THIS REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH INCLUDES COMPLETE INFORMATION. USAA LIFE'S VARIABLE ANNUITY AND VARIABLE UNIVERSAL LIFE POLICY ARE DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.

THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS ALSO KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE.

NOT ALL USAA LIFE INSURANCE COMPANY PRODUCTS ARE AVAILABLE IN ALL STATES.

FOR VARIABLE ANNUITY ONLY: A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2. MONEY NOT PREVIOUSLY TAXED IS TAXED AS ORDINARY INCOME WHEN WITHDRAWN.

                                      -----
                                        4

[LOGO OF USAA]
    USAA(R)
                                                                USAA LIFE
                                                         INVESTMENT TRUST
================================================================================
                                                            ANNUAL REPORT
                                                        DECEMBER 31, 2005

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

STOCKS - The U.S. stock market in 2005 traded much like it did in 2004, moving up and down within a fairly narrow range but essentially going nowhere for the first 10 months of the year, then capturing virtually all of its gains in November and December. Total returns in 2005, however, were lower than in 2004, with the S&P 500 Index returning 3% on a price basis and 4.9% when dividends were included.

Overseas markets outperformed by a large margin, with emerging stock markets doing best. Following several years in which value strongly outperformed growth, there was little difference in performance between U.S. investment styles in 2005, while large-cap stocks outperformed small-cap stocks for the first time since 1998.

INDEX                                              2005 TOTAL RETURN %
-----------------------------------------------------------------------
S&P 500                                                   4.91%
Nasdaq Composite                                          1.37
Russell 1000 (large-cap stocks)                           6.27
Russell 1000 Growth                                       5.26
Russell 1000 Value                                        7.05
Russell 2000 (small-cap stocks)                           4.55
Russell 2000 Growth                                       4.15
Russell 2000 Value                                        4.71
MSCI-EAFE (overseas developed markets)                   13.54
MSCI Emerging Markets                                    34.00

The economic backdrop was solid, with gross domestic product (GDP) growth continuing at a pace slightly above long-term averages and employment rising. Corporate earnings were healthy; although earnings growth did decelerate, this was not unexpected in the fourth year of an economic expansion. While the threat of terrorism certainly didn't go away, it seemed to subside somewhat as a factor in consumer behavior and investor calculations as we moved farther away from 9/11.

As one would expect given the below-average U.S. equity returns, there was a variety of forces offsetting these positive factors. The monetary environment was negative, as the Federal Reserve Board (the Fed) raised short-term interest rates eight more times in 0.25% increments. High oil prices, an awful hurricane season, and ongoing concerns about Iraq all weighed on investor sentiment, as did fears of a potential housing bubble, a stretched consumer, and an extended Fed tightening cycle of increasing short-term interest rates.

Following two years of positive single-digit price returns in 2004 and 2005, there is no strong consensus about what to expect from the stock market in 2006. Data from Ibbotson Associates, a provider of historical market returns, shows that U.S. stocks have experienced three straight years of positive single-digit price returns only once in the past 190 years (since 1815). The probable reason this three-peat is such a rare occurrence is that stocks are inherently volatile, and their returns don't tend to stay in a narrow pattern for a long period of time.

Looking back at history again, there were nine other times stocks had two years of positive single-digit price returns, as in 2004 and 2005. In two of those times, the following year delivered a positive return (one single-digit and the other double-digit), but negative returns the other seven times (one single-digit and six double-digit). Of course, economic and market conditions, not a statistical phenomenon, will dictate stock prices in 2006.

Looking at conditions that could affect stocks, the key positives as we enter the new year are an economy and earnings growing at solid growth rates and the prospect that the Fed will end the current round of increasing short-term interest rates. However, there are also several risks. The first is the possibility of recession occurring later in 2006. In nine of the 11 times that the Fed has engineered three or more consecutive increases in short-term interest rates since 1945 (there have been 13 in this round), a recession followed. That doesn't mean it will happen this time, but it does mean there's a good possibility of a reduction in economic growth.

                 LOOKING AT CONDITIONS THAT COULD AFFECT STOCKS,
                 THE KEY POSITIVES AS WE ENTER THE NEW YEAR ARE
                    AN ECONOMY AND EARNINGS GROWING AT SOLID
                 GROWTH RATES AND THE PROSPECT THAT THE FED WILL
                 END THE CURRENT ROUND OF INCREASING SHORT-TERM
                                 INTEREST RATES.

Additionally, while earnings growth is expected to be solid, expectations about the rate of growth may be too high. Adding up the current company-by-company earnings estimates of the stocks in the S&P 500 Index suggests 14% earnings growth in 2006, double the long-term trend growth rate of 6% to 7%. These estimates appear high given that we're in the fifth year of an economic expansion, when above-average earnings growth has typically been hard to come by. And any material economic slowdown would make expectations only harder to achieve.

Finally, valuations and technical indicators also point to a higher-risk environment. Stocks ended 2005 trading at an estimated 16.9 times trailing earnings, compared to their long-term average of 15.1 times.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

The number of stocks reaching 52-week highs on the NYSE is in a downward trend, and many of the other technical factors we follow are also pointing to an overbought market.

So while there are a number of positives, factoring in the risks points to a challenging environment for stocks in the year ahead. In our view, this is not a time to be taking excessive risks with your portfolio, and therefore we urge you to maintain broad diversification in line with your risk tolerance and investment objectives.

BONDS - As in the stock market, U.S. bonds in general delivered tepid returns in 2005 as the Fed continued its regime of raising short-term interest rates. From a low of 1% in June 2004 to the end of December 2005, the Fed has taken the federal funds rate to 4.25% in 13 separate moves. Longer-term rates, however, remained relatively stable throughout the year, leading to a rally in longer-term bonds while shorter-term bonds lagged.

LEHMAN BOND INDEX                           2005 TOTAL RETURN %
-----------------------------------------------------------------
U.S. Aggregate                                     2.43%
   Aaa-rated                                       2.57
   Aa-rated                                        2.37
   A-rated                                         2.39
   Baa-rated                                       1.37
U.S. Aggregate 1-10 Year                           2.01
U.S. Treasury                                      2.79
   1-10 Year Treasury                              1.56
   10+ Year Treasury                               6.50
U.S. TIPS                                          2.84
Mortgage-Backed Securities                         2.61
U.S. Investment Grade Corporates                   1.68
U.S. High-Yield Corporates                         2.74

Source: Lehman Brothers

The year began with risk premium on corporate bonds near their all-time lows. In March, when General Motors announced its biggest quarterly loss in 13 years, investors began to re-evaluate the event risk of owning corporate bonds. Event risk was further heightened as corporations looked to enhance shareholder value, often at the expense of bondholders. We also saw rapid growth in private equity funds, which tend to load their acquisitions with debt and bring down their credit quality. Taken together, these factors led corporate bonds to underperform in 2005 after two years of market leadership. It should be noted, however, that most of this underperformance can be attributed to just a few issuers, including those from the U.S. automobile sector.

One trend that has been occurring in the bond market since the middle of 2003 is the flattening of the yield curve. The Treasury yield curve is simply a graph of the yields on Treasury bonds versus their maturity.

                       TREASURY YIELD CURVE

                 [CHART OF TREASURY YIELD CURVE]

                    12/31/04           12/30/05            CHANGE
                    --------           --------            ------
3  MONTH             2.212              4.074              1.8623
6  MONTH             2.577              4.369              1.7924
2   YEAR             3.065              4.400              1.3345
3   YEAR             3.218              4.362              1.1438
5   YEAR             3.607              4.350              0.7422
10  YEAR             4.218              4.391              0.1729
30  YEAR             4.826              4.535             -0.2914

                           [END CHART]

Source: Bloomberg

Because most people want to earn a higher yield for tying up their money for a longer period of time, the graph usually slopes upward, with yields increasing along with maturities.

Our view when the Fed began its tightening regime was that there was plenty of room for the yield curve to flatten, leaving long-term rates relatively stable even as short-term rates rose. However, in the last few days of December, the yield on the 10-year U.S. Treasury edged slightly below that of the two-year Treasury, causing what is referred to as an inverted yield curve. When the yield curve inverts, investors are effectively saying that they don't require a premium for holding longer-term bonds because they don't fear that the economy will grow fast enough to spark inflation and erode the purchasing power of their bond investment. There is historical evidence that an inverted yield curve often precedes a slowdown in economic growth, or even a recession.

                                      U.S. TREASURY BOND YIELD
                                 [CHART OF U.S. TREASURY BOND YIELD]

                30 YR                        2 YR                       10 YR
            TREASURY YIELD              TREASURY YIELD              TREASURY YIELD               FEDERAL FUND
            --------------              --------------              --------------               ------------
12/31/2004       4.83%      12/31/2004       3.07%      12/31/2004       4.22%      12/31/2004       2.25%
  1/3/2005       4.81         1/3/2005       3.09         1/3/2005       4.21         1/3/2005       2.25
  1/4/2005       4.89         1/4/2005       3.20         1/4/2005       4.29         1/4/2005       2.25
  1/5/2005       4.85         1/5/2005       3.21         1/5/2005       4.28         1/5/2005       2.25
  1/6/2005       4.85         1/6/2005       3.16         1/6/2005       4.26         1/6/2005       2.25
  1/7/2005       4.84         1/7/2005       3.19         1/7/2005       4.27         1/7/2005       2.25
 1/10/2005       4.82        1/10/2005       3.22        1/10/2005       4.27        1/10/2005       2.25
 1/11/2005       4.78        1/11/2005       3.21        1/11/2005       4.24        1/11/2005       2.25
 1/12/2005       4.77        1/12/2005       3.21        1/12/2005       4.24        1/12/2005       2.25
 1/13/2005       4.69        1/13/2005       3.18        1/13/2005       4.17        1/13/2005       2.25
 1/14/2005       4.73        1/14/2005       3.23        1/14/2005       4.23        1/14/2005       2.25
 1/17/2005       4.73        1/17/2005       3.23        1/17/2005       4.21        1/18/2005       2.25
 1/18/2005       4.68        1/18/2005       3.23        1/18/2005       4.19        1/19/2005       2.25
 1/19/2005       4.66        1/19/2005       3.22        1/19/2005       4.17        1/20/2005       2.25
 1/20/2005       4.66        1/20/2005       3.19        1/20/2005       4.16        1/21/2005       2.25
 1/21/2005       4.64        1/21/2005       3.15        1/21/2005       4.14        1/24/2005       2.25
 1/24/2005       4.60        1/24/2005       3.19        1/24/2005       4.12        1/25/2005       2.25
 1/25/2005       4.68        1/25/2005       3.21        1/25/2005       4.19        1/26/2005       2.25
 1/26/2005       4.67        1/26/2005       3.26        1/26/2005       4.20        1/27/2005       2.25
 1/27/2005       4.69        1/27/2005       3.28        1/27/2005       4.22        1/28/2005       2.25
 1/28/2005       4.61        1/28/2005       3.26        1/28/2005       4.14        1/31/2005       2.25
 1/31/2005       4.59        1/31/2005       3.28        1/31/2005       4.13         2/1/2005       2.25
  2/1/2005       4.60         2/1/2005       3.28         2/1/2005       4.14         2/2/2005       2.50
  2/2/2005       4.58         2/2/2005       3.32         2/2/2005       4.14         2/3/2005       2.50
  2/3/2005       4.58         2/3/2005       3.34         2/3/2005       4.17         2/4/2005       2.50
  2/4/2005       4.48         2/4/2005       3.29         2/4/2005       4.08         2/7/2005       2.50
  2/7/2005       4.42         2/7/2005       3.30         2/7/2005       4.05         2/8/2005       2.50
  2/8/2005       4.37         2/8/2005       3.31         2/8/2005       4.02         2/9/2005       2.50
  2/9/2005       4.37         2/9/2005       3.24         2/9/2005       3.99        2/10/2005       2.50
 2/10/2005       4.47        2/10/2005       3.29        2/10/2005       4.09        2/11/2005       2.50
 2/11/2005       4.48        2/11/2005       3.33        2/11/2005       4.09        2/14/2005       2.50
 2/14/2005       4.45        2/14/2005       3.35        2/14/2005       4.07        2/15/2005       2.50
 2/15/2005       4.49        2/15/2005       3.35        2/15/2005       4.10        2/16/2005       2.50
 2/16/2005       4.52        2/16/2005       3.40        2/16/2005       4.15        2/17/2005       2.50
 2/17/2005       4.58        2/17/2005       3.36        2/17/2005       4.18        2/18/2005       2.50
 2/18/2005       4.65        2/18/2005       3.44        2/18/2005       4.27        2/21/2005       2.50
 2/21/2005       4.65        2/21/2005       3.43        2/21/2005       4.26        2/22/2005       2.50
 2/22/2005       4.69        2/22/2005       3.43        2/22/2005       4.29        2/23/2005       2.50
 2/23/2005       4.65        2/23/2005       3.44        2/23/2005       4.26        2/24/2005       2.50
 2/24/2005       4.67        2/24/2005       3.48        2/24/2005       4.29        2/25/2005       2.50
 2/25/2005       4.64        2/25/2005       3.53        2/25/2005       4.27        2/28/2005       2.50
 2/28/2005       4.72        2/28/2005       3.60        2/28/2005       4.38         3/1/2005       2.50
  3/1/2005       4.72         3/1/2005       3.58         3/1/2005       4.37         3/2/2005       2.50
  3/2/2005       4.74         3/2/2005       3.56         3/2/2005       4.38         3/3/2005       2.50
  3/3/2005       4.74         3/3/2005       3.57         3/3/2005       4.38         3/4/2005       2.50
  3/4/2005       4.65         3/4/2005       3.56         3/4/2005       4.31         3/7/2005       2.50
  3/7/2005       4.63         3/7/2005       3.59         3/7/2005       4.31         3/8/2005       2.50
  3/8/2005       4.71         3/8/2005       3.62         3/8/2005       4.39         3/9/2005       2.50
  3/9/2005       4.83         3/9/2005       3.66         3/9/2005       4.52        3/10/2005       2.50
 3/10/2005       4.76        3/10/2005       3.67        3/10/2005       4.47        3/11/2005       2.50
 3/11/2005       4.81        3/11/2005       3.72        3/11/2005       4.54        3/14/2005       2.50
 3/14/2005       4.78        3/14/2005       3.73        3/14/2005       4.51        3/15/2005       2.50
 3/15/2005       4.83        3/15/2005       3.74        3/15/2005       4.55        3/16/2005       2.50
 3/16/2005       4.80        3/16/2005       3.71        3/16/2005       4.51        3/17/2005       2.50
 3/17/2005       4.77        3/17/2005       3.67        3/17/2005       4.47        3/18/2005       2.50
 3/18/2005       4.81        3/18/2005       3.70        3/18/2005       4.51        3/21/2005       2.50
 3/21/2005       4.84        3/21/2005       3.72        3/21/2005       4.53        3/22/2005       2.75
 3/22/2005       4.91        3/22/2005       3.83        3/22/2005       4.64        3/23/2005       2.75
 3/23/2005       4.85        3/23/2005       3.82        3/23/2005       4.59        3/24/2005       2.75
 3/24/2005       4.85        3/24/2005       3.85        3/24/2005       4.60        3/25/2005       2.75
 3/25/2005       4.85        3/25/2005       3.86        3/25/2005       4.60        3/28/2005       2.75
 3/28/2005       4.89        3/28/2005       3.87        3/28/2005       4.64        3/29/2005       2.75
 3/29/2005       4.84        3/29/2005       3.84        3/29/2005       4.58        3/30/2005       2.75
 3/30/2005       4.80        3/30/2005       3.83        3/30/2005       4.55        3/31/2005       2.75
 3/31/2005       4.76        3/31/2005       3.78        3/31/2005       4.48         4/1/2005       2.75
  4/1/2005       4.72         4/1/2005       3.73         4/1/2005       4.45         4/4/2005       2.75
  4/4/2005       4.74         4/4/2005       3.72         4/4/2005       4.46         4/5/2005       2.75
  4/5/2005       4.75         4/5/2005       3.72         4/5/2005       4.47         4/6/2005       2.75
  4/6/2005       4.74         4/6/2005       3.68         4/6/2005       4.42         4/7/2005       2.75
  4/7/2005       4.80         4/7/2005       3.72         4/7/2005       4.48         4/8/2005       2.75
  4/8/2005       4.77         4/8/2005       3.75         4/8/2005       4.47        4/11/2005       2.75
 4/11/2005       4.73        4/11/2005       3.72        4/11/2005       4.43        4/12/2005       2.75
 4/12/2005       4.66        4/12/2005       3.69        4/12/2005       4.35        4/13/2005       2.75
 4/13/2005       4.68        4/13/2005       3.65        4/13/2005       4.36        4/14/2005       2.75
 4/14/2005       4.68        4/14/2005       3.55        4/14/2005       4.31        4/15/2005       2.75
 4/15/2005       4.61        4/15/2005       3.49        4/15/2005       4.24        4/18/2005       2.75
 4/18/2005       4.61        4/18/2005       3.55        4/18/2005       4.27        4/19/2005       2.75
 4/19/2005       4.54        4/19/2005       3.51        4/19/2005       4.21        4/20/2005       2.75
 4/20/2005       4.55        4/20/2005       3.49        4/20/2005       4.19        4/21/2005       2.75
 4/21/2005       4.64        4/21/2005       3.63        4/21/2005       4.30        4/22/2005       2.75
 4/22/2005       4.58        4/22/2005       3.61        4/22/2005       4.25        4/25/2005       2.75
 4/25/2005       4.55        4/25/2005       3.64        4/25/2005       4.25        4/26/2005       2.75
 4/26/2005       4.57        4/26/2005       3.65        4/26/2005       4.27        4/27/2005       2.75
 4/27/2005       4.55        4/27/2005       3.62        4/27/2005       4.23        4/28/2005       2.75
 4/28/2005       4.49        4/28/2005       3.56        4/28/2005       4.15        4/29/2005       2.75
 4/29/2005       4.51        4/29/2005       3.65        4/29/2005       4.20         5/2/2005       2.75
  5/2/2005       4.51         5/2/2005       3.63         5/2/2005       4.19         5/3/2005       3.00
  5/3/2005       4.48         5/3/2005       3.64         5/3/2005       4.17         5/4/2005       3.00
  5/4/2005       4.59         5/4/2005       3.61         5/4/2005       4.19         5/5/2005       3.00
  5/5/2005       4.58         5/5/2005       3.55         5/5/2005       4.16         5/6/2005       3.00
  5/6/2005       4.63         5/6/2005       3.72         5/6/2005       4.26         5/9/2005       3.00
  5/9/2005       4.63         5/9/2005       3.75         5/9/2005       4.28        5/10/2005       3.00
 5/10/2005       4.57        5/10/2005       3.67        5/10/2005       4.20        5/11/2005       3.00
 5/11/2005       4.55        5/11/2005       3.68        5/11/2005       4.20        5/12/2005       3.00
 5/12/2005       4.52        5/12/2005       3.65        5/12/2005       4.17        5/13/2005       3.00
 5/13/2005       4.48        5/13/2005       3.59        5/13/2005       4.12        5/16/2005       3.00
 5/16/2005       4.50        5/16/2005       3.60        5/16/2005       4.13        5/17/2005       3.00
 5/17/2005       4.47        5/17/2005       3.60        5/17/2005       4.12        5/18/2005       3.00
 5/18/2005       4.44        5/18/2005       3.59        5/18/2005       4.09        5/19/2005       3.00
 5/19/2005       4.44        5/19/2005       3.64        5/19/2005       4.11        5/20/2005       3.00
 5/20/2005       4.44        5/20/2005       3.66        5/20/2005       4.12        5/23/2005       3.00
 5/23/2005       4.38        5/23/2005       3.62        5/23/2005       4.06        5/24/2005       3.00
 5/24/2005       4.36        5/24/2005       3.59        5/24/2005       4.03        5/25/2005       3.00
 5/25/2005       4.43        5/25/2005       3.60        5/25/2005       4.09        5/26/2005       3.00
 5/26/2005       4.43        5/26/2005       3.63        5/26/2005       4.08        5/27/2005       3.00
 5/27/2005       4.43        5/27/2005       3.64        5/27/2005       4.07        5/30/2005       3.00
 5/30/2005       4.43        5/30/2005       3.64        5/30/2005       4.07        5/31/2005       3.00
 5/31/2005       4.32        5/31/2005       3.58        5/31/2005       3.98         6/1/2005       3.00
  6/1/2005       4.24         6/1/2005       3.48         6/1/2005       3.89         6/2/2005       3.00
  6/2/2005       4.24         6/2/2005       3.53         6/2/2005       3.91         6/3/2005       3.00
  6/3/2005       4.28         6/3/2005       3.56         6/3/2005       3.98         6/6/2005       3.00
  6/6/2005       4.24         6/6/2005       3.58         6/6/2005       3.95         6/7/2005       3.00
  6/7/2005       4.19         6/7/2005       3.56         6/7/2005       3.90         6/8/2005       3.00
  6/8/2005       4.22         6/8/2005       3.60         6/8/2005       3.94         6/9/2005       3.00
  6/9/2005       4.23         6/9/2005       3.62         6/9/2005       3.95        6/10/2005       3.00
 6/10/2005       4.33        6/10/2005       3.70        6/10/2005       4.05        6/13/2005       3.00
 6/13/2005       4.37        6/13/2005       3.70        6/13/2005       4.09        6/14/2005       3.00
 6/14/2005       4.42        6/14/2005       3.69        6/14/2005       4.11        6/15/2005       3.00
 6/15/2005       4.40        6/15/2005       3.71        6/15/2005       4.10        6/16/2005       3.00
 6/16/2005       4.37        6/16/2005       3.67        6/16/2005       4.07        6/17/2005       3.00
 6/17/2005       4.36        6/17/2005       3.71        6/17/2005       4.07        6/20/2005       3.00
 6/20/2005       4.39        6/20/2005       3.71        6/20/2005       4.11        6/21/2005       3.00
 6/21/2005       4.33        6/21/2005       3.69        6/21/2005       4.04        6/22/2005       3.00
 6/22/2005       4.24        6/22/2005       3.60        6/22/2005       3.94        6/23/2005       3.00
 6/23/2005       4.25        6/23/2005       3.61        6/23/2005       3.95        6/24/2005       3.00
 6/24/2005       4.22        6/24/2005       3.58        6/24/2005       3.92        6/27/2005       3.00
 6/27/2005       4.19        6/27/2005       3.58        6/27/2005       3.90        6/28/2005       3.00
 6/28/2005       4.25        6/28/2005       3.65        6/28/2005       3.97        6/29/2005       3.00
 6/29/2005       4.26        6/29/2005       3.66        6/29/2005       3.98        6/30/2005       3.25
 6/30/2005       4.19        6/30/2005       3.64        6/30/2005       3.92         7/1/2005       3.25
  7/1/2005       4.30         7/1/2005       3.74         7/1/2005       4.05         7/4/2005       3.25
  7/4/2005       4.30         7/4/2005       3.74         7/4/2005       4.04         7/5/2005       3.25
  7/5/2005       4.36         7/5/2005       3.79         7/5/2005       4.11         7/6/2005       3.25
  7/6/2005       4.33         7/6/2005       3.77         7/6/2005       4.07         7/7/2005       3.25
  7/7/2005       4.32         7/7/2005       3.72         7/7/2005       4.06         7/8/2005       3.25
  7/8/2005       4.34         7/8/2005       3.77         7/8/2005       4.09        7/11/2005       3.25
 7/11/2005       4.34        7/11/2005       3.79        7/11/2005       4.10        7/12/2005       3.25
 7/12/2005       4.39        7/12/2005       3.84        7/12/2005       4.14        7/13/2005       3.25
 7/13/2005       4.40        7/13/2005       3.83        7/13/2005       4.16        7/14/2005       3.25
 7/14/2005       4.42        7/14/2005       3.84        7/14/2005       4.18        7/15/2005       3.25
 7/15/2005       4.40        7/15/2005       3.86        7/15/2005       4.17        7/18/2005       3.25
 7/18/2005       4.47        7/18/2005       3.89        7/18/2005       4.22        7/19/2005       3.25
 7/19/2005       4.42        7/19/2005       3.86        7/19/2005       4.18        7/20/2005       3.25
 7/20/2005       4.39        7/20/2005       3.87        7/20/2005       4.16        7/21/2005       3.25
 7/21/2005       4.50        7/21/2005       3.94        7/21/2005       4.28        7/22/2005       3.25
 7/22/2005       4.44        7/22/2005       3.91        7/22/2005       4.22        7/25/2005       3.25
 7/25/2005       4.47        7/25/2005       3.94        7/25/2005       4.25        7/26/2005       3.25
 7/26/2005       4.45        7/26/2005       3.93        7/26/2005       4.23        7/27/2005       3.25
 7/27/2005       4.47        7/27/2005       3.99        7/27/2005       4.26        7/28/2005       3.25
 7/28/2005       4.40        7/28/2005       3.95        7/28/2005       4.19        7/29/2005       3.25
 7/29/2005       4.47        7/29/2005       4.02        7/29/2005       4.28         8/1/2005       3.25
  8/1/2005       4.51         8/1/2005       4.04         8/1/2005       4.31         8/2/2005       3.25
  8/2/2005       4.55         8/2/2005       4.04         8/2/2005       4.34         8/3/2005       3.25
  8/3/2005       4.50         8/3/2005       4.01         8/3/2005       4.29         8/4/2005       3.25
  8/4/2005       4.52         8/4/2005       4.04         8/4/2005       4.31         8/5/2005       3.25
  8/5/2005       4.58         8/5/2005       4.10         8/5/2005       4.39         8/8/2005       3.25
  8/8/2005       4.60         8/8/2005       4.15         8/8/2005       4.42         8/9/2005       3.50
  8/9/2005       4.57         8/9/2005       4.11         8/9/2005       4.39        8/10/2005       3.50
 8/10/2005       4.58        8/10/2005       4.12        8/10/2005       4.39        8/11/2005       3.50
 8/11/2005       4.52        8/11/2005       4.07        8/11/2005       4.32        8/12/2005       3.50
 8/12/2005       4.45        8/12/2005       4.04        8/12/2005       4.24        8/15/2005       3.50
 8/15/2005       4.48        8/15/2005       4.06        8/15/2005       4.28        8/16/2005       3.50
 8/16/2005       4.42        8/16/2005       4.00        8/16/2005       4.21        8/17/2005       3.50
 8/17/2005       4.48        8/17/2005       4.05        8/17/2005       4.27        8/18/2005       3.50
 8/18/2005       4.42        8/18/2005       3.99        8/18/2005       4.20        8/19/2005       3.50
 8/19/2005       4.42        8/19/2005       4.02        8/19/2005       4.21        8/22/2005       3.50
 8/22/2005       4.43        8/22/2005       4.01        8/22/2005       4.21        8/23/2005       3.50
 8/23/2005       4.40        8/23/2005       3.98        8/23/2005       4.18        8/24/2005       3.50
 8/24/2005       4.39        8/24/2005       3.97        8/24/2005       4.17        8/25/2005       3.50
 8/25/2005       4.37        8/25/2005       4.00        8/25/2005       4.16        8/26/2005       3.50
 8/26/2005       4.37        8/26/2005       4.07        8/26/2005       4.19        8/29/2005       3.50
 8/29/2005       4.36        8/29/2005       4.05        8/29/2005       4.17        8/30/2005       3.50
 8/30/2005       4.31        8/30/2005       3.94        8/30/2005       4.09        8/31/2005       3.50
 8/31/2005       4.26        8/31/2005       3.82        8/31/2005       4.02         9/1/2005       3.50
  9/1/2005       4.31         9/1/2005       3.73         9/1/2005       4.03         9/2/2005       3.50
  9/2/2005       4.30         9/2/2005       3.76         9/2/2005       4.04         9/5/2005       3.50
  9/5/2005       4.30         9/5/2005       3.74         9/5/2005       4.03         9/6/2005       3.50
  9/6/2005       4.36         9/6/2005       3.81         9/6/2005       4.10         9/7/2005       3.50
  9/7/2005       4.42         9/7/2005       3.85         9/7/2005       4.14         9/8/2005       3.50
  9/8/2005       4.43         9/8/2005       3.87         9/8/2005       4.15         9/9/2005       3.50
  9/9/2005       4.40         9/9/2005       3.87         9/9/2005       4.12        9/12/2005       3.50
 9/12/2005       4.45        9/12/2005       3.91        9/12/2005       4.17        9/13/2005       3.50
 9/13/2005       4.42        9/13/2005       3.86        9/13/2005       4.13        9/14/2005       3.50
 9/14/2005       4.45        9/14/2005       3.88        9/14/2005       4.17        9/15/2005       3.50
 9/15/2005       4.52        9/15/2005       3.89        9/15/2005       4.21        9/16/2005       3.50
 9/16/2005       4.57        9/16/2005       3.98        9/16/2005       4.27        9/19/2005       3.50
 9/19/2005       4.55        9/19/2005       3.92        9/19/2005       4.25        9/20/2005       3.75
 9/20/2005       4.53        9/20/2005       3.98        9/20/2005       4.24        9/21/2005       3.75
 9/21/2005       4.46        9/21/2005       3.92        9/21/2005       4.17        9/22/2005       3.75
 9/22/2005       4.46        9/22/2005       3.94        9/22/2005       4.18        9/23/2005       3.75
 9/23/2005       4.52        9/23/2005       4.02        9/23/2005       4.25        9/26/2005       3.75
 9/26/2005       4.56        9/26/2005       4.05        9/26/2005       4.29        9/27/2005       3.75
 9/27/2005       4.54        9/27/2005       4.07        9/27/2005       4.28        9/28/2005       3.75
 9/28/2005       4.50        9/28/2005       4.08        9/28/2005       4.26        9/29/2005       3.75
 9/29/2005       4.55        9/29/2005       4.13        9/29/2005       4.30        9/30/2005       3.75
 9/30/2005       4.57        9/30/2005       4.17        9/30/2005       4.33        10/3/2005       3.75
 10/3/2005       4.62        10/3/2005       4.21        10/3/2005       4.39        10/4/2005       3.75
 10/4/2005       4.60        10/4/2005       4.21        10/4/2005       4.37        10/5/2005       3.75
 10/5/2005       4.57        10/5/2005       4.18        10/5/2005       4.34        10/6/2005       3.75
 10/6/2005       4.61        10/6/2005       4.20        10/6/2005       4.39        10/7/2005       3.75
 10/7/2005       4.57        10/7/2005       4.19        10/7/2005       4.37       10/11/2005       3.75
10/10/2005       4.57       10/10/2005       4.19       10/10/2005       4.36       10/12/2005       3.75
10/11/2005       4.60       10/11/2005       4.22       10/11/2005       4.39       10/13/2005       3.75
10/12/2005       4.66       10/12/2005       4.23       10/12/2005       4.44       10/14/2005       3.75
10/13/2005       4.69       10/13/2005       4.23       10/13/2005       4.46       10/17/2005       3.75
10/14/2005       4.70       10/14/2005       4.26       10/14/2005       4.48       10/18/2005       3.75
10/17/2005       4.72       10/17/2005       4.28       10/17/2005       4.50       10/19/2005       3.75
10/18/2005       4.69       10/18/2005       4.25       10/18/2005       4.47       10/20/2005       3.75
10/19/2005       4.69       10/19/2005       4.24       10/19/2005       4.46       10/21/2005       3.75
10/20/2005       4.66       10/20/2005       4.22       10/20/2005       4.43       10/24/2005       3.75
10/21/2005       4.60       10/21/2005       4.21       10/21/2005       4.39       10/25/2005       3.75
10/24/2005       4.66       10/24/2005       4.25       10/24/2005       4.45       10/26/2005       3.75
10/25/2005       4.74       10/25/2005       4.34       10/25/2005       4.54       10/27/2005       3.75
10/26/2005       4.79       10/26/2005       4.37       10/26/2005       4.59       10/28/2005       3.75
10/27/2005       4.77       10/27/2005       4.35       10/27/2005       4.55       10/31/2005       3.75
10/28/2005       4.77       10/28/2005       4.39       10/28/2005       4.57        11/1/2005       4.00
10/31/2005       4.76       10/31/2005       4.38       10/31/2005       4.55        11/2/2005       4.00
 11/1/2005       4.76        11/1/2005       4.40        11/1/2005       4.57        11/3/2005       4.00
 11/2/2005       4.80        11/2/2005       4.43        11/2/2005       4.61        11/4/2005       4.00
 11/3/2005       4.85        11/3/2005       4.46        11/3/2005       4.65        11/7/2005       4.00
 11/4/2005       4.86        11/4/2005       4.47        11/4/2005       4.66        11/8/2005       4.00
 11/7/2005       4.82        11/7/2005       4.45        11/7/2005       4.62        11/9/2005       4.00
 11/8/2005       4.76        11/8/2005       4.41        11/8/2005       4.55       11/10/2005       4.00
 11/9/2005       4.84        11/9/2005       4.49        11/9/2005       4.64       11/11/2005       4.00
11/10/2005       4.74       11/10/2005       4.43       11/10/2005       4.56       11/14/2005       4.00
11/11/2005       4.74       11/11/2005       4.43       11/11/2005       4.57       11/15/2005       4.00
11/14/2005       4.80       11/14/2005       4.49       11/14/2005       4.61       11/16/2005       4.00
11/15/2005       4.75       11/15/2005       4.46       11/15/2005       4.56       11/17/2005       4.00
11/16/2005       4.66       11/16/2005       4.40       11/16/2005       4.47       11/18/2005       4.00
11/17/2005       4.65       11/17/2005       4.37       11/17/2005       4.46       11/21/2005       4.00
11/18/2005       4.68       11/18/2005       4.39       11/18/2005       4.49       11/22/2005       4.00
11/21/2005       4.66       11/21/2005       4.37       11/21/2005       4.46       11/23/2005       4.00
11/22/2005       4.66       11/22/2005       4.30       11/22/2005       4.43       11/24/2005       4.00
11/23/2005       4.70       11/23/2005       4.35       11/23/2005       4.49       11/25/2005       4.00
11/24/2005       4.70       11/24/2005       4.35       11/24/2005       4.47       11/28/2005       4.00
11/25/2005       4.66       11/25/2005       4.35       11/25/2005       4.43       11/29/2005       4.00
11/28/2005       4.62       11/28/2005       4.32       11/28/2005       4.41       11/30/2005       4.00
11/29/2005       4.69       11/29/2005       4.39       11/29/2005       4.48        12/1/2005       4.00
11/30/2005       4.69       11/30/2005       4.41       11/30/2005       4.49        12/2/2005       4.00
 12/1/2005       4.72        12/1/2005       4.44        12/1/2005       4.52        12/5/2005       4.00
 12/2/2005       4.72        12/2/2005       4.42        12/2/2005       4.51        12/6/2005       4.00
 12/5/2005       4.76        12/5/2005       4.47        12/5/2005       4.57        12/7/2005       4.00
 12/6/2005       4.68        12/6/2005       4.40        12/6/2005       4.48        12/8/2005       4.00
 12/7/2005       4.71        12/7/2005       4.40        12/7/2005       4.51        12/9/2005       4.00
 12/8/2005       4.67        12/8/2005       4.36        12/8/2005       4.46       12/12/2005       4.00
 12/9/2005       4.73        12/9/2005       4.40        12/9/2005       4.53       12/13/2005       4.25
12/12/2005       4.75       12/12/2005       4.43       12/12/2005       4.55       12/14/2005       4.25
12/13/2005       4.73       12/13/2005       4.41       12/13/2005       4.52       12/15/2005       4.25
12/14/2005       4.66       12/14/2005       4.36       12/14/2005       4.46       12/16/2005       4.25
12/15/2005       4.67       12/15/2005       4.35       12/15/2005       4.46       12/19/2005       4.25
12/16/2005       4.64       12/16/2005       4.36       12/16/2005       4.44       12/20/2005       4.25
12/19/2005       4.64       12/19/2005       4.37       12/19/2005       4.44       12/21/2005       4.25
12/20/2005       4.65       12/20/2005       4.41       12/20/2005       4.46       12/22/2005       4.25
12/21/2005       4.68       12/21/2005       4.44       12/21/2005       4.49       12/23/2005       4.25
12/22/2005       4.61       12/22/2005       4.38       12/22/2005       4.43       12/27/2005       4.25
12/23/2005       4.55       12/23/2005       4.37       12/23/2005       4.38       12/28/2005       4.25
12/27/2005       4.51       12/27/2005       4.35       12/27/2005       4.34       12/29/2005       4.25
12/28/2005       4.53       12/28/2005       4.36       12/28/2005       4.38       12/30/2005       4.25
12/29/2005       4.51       12/29/2005       4.36       12/29/2005       4.36
12/30/2005       4.54       12/30/2005       4.40       12/30/2005       4.39

                                                 [END CHART]

Source: Bloomberg

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

One possible factor that could lead to an economic slowdown is reduced consumer spending, with much of the concern related to housing. Until recently, rising home prices and lower interest rates had allowed consumers to refinance their mortgages, reducing their monthly payments and often also taking out cash to spend. Now that interest rates are higher and refinancing has slowed, a leveling off of housing prices could hurt consumer spending. Additionally, many homebuyers have used adjustable-rate mortgages (ARMs) to lower their monthly payments. The interest rates on ARMs re-set with short-term interest rates, meaning that monthly mortgage payments for many consumers are rising. Add in higher fuel and heating costs we're all facing, and the outlook for U.S. consumer spending is less optimistic.

If the economy slows, as most economists expect, the Fed should be able to end its tightening regime after one or two more increases. This would set up a fairly attractive environment for high-quality bonds, which tend to perform well when the economy slows and inflation expectations wane. Additionally, the U.S. bond market continues to benefit from significant foreign investment, because U.S. interest rates remain among the highest of industrial nations.

Amid the many unexpected twists and turns of the bond market over the past few years, it is the income from bonds, and not changes in bond prices, that have had the largest impact on total return. This is in keeping with historical trends. Keep earning steady income from high-quality bonds and bond funds, and take advantage of the diversifying effect bonds can have on your overall portfolio.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          MARKET CONDITIONS AND OUTLOOK
--------------------------------------------------------------------------------

THE S&P 500 INDEX IS A BROAD-BASED COMPOSITE UNMANAGED INDEX THAT REPRESENTS THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS.

THE NASDAQ COMPOSITE IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES ON THE NASDAQ STOCK MARKET.

THE RUSSELL 1000 INDEX (LARGE-CAP STOCKS) MEASURES STOCK PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 1000 VALUE INDEX (LARGE-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 INDEX (SMALL-CAP STOCKS) MEASURES THE PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX.

THE RUSSELL 2000 GROWTH INDEX (SMALL-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE RUSSELL 2000 VALUE INDEX (SMALL-CAP VALUE) MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI)-EAFE INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, EXCLUDING THE UNITED STATES AND CANADA.

THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT IS DESIGNED TO MEASURE EQUITY MARKET PERFORMANCE IN THE GLOBAL EMERGING MARKETS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN U.S. TREASURY INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX AND INCLUDES OBLIGATIONS OF THE U.S. TREASURY THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. TIPS INDEX INCLUDES U.S. TREASURY INFLATION-PROTECTED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX IS A SUBCOMPONENT OF THE LEHMAN BROTHERS U.S. AGGREGATE INDEX AND COVERS THE MORTGAGE-BACKED PASS-THROUGH SECURITIES OF GINNIE MAE (GNMA), FANNIE MAE (FNMA), AND FREDDIE MAC (FHLMC), HAVING REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS U.S. INVESTMENT-GRADE INDEX INCLUDES BONDS ISSUED BY CORPORATIONS AND YANKEE ISSUES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LEHMAN BROTHERS HIGH-YIELD CORPORATE INDEX COVERS THE UNIVERSE OF FIXED-RATE, NON-INVESTMENT-GRADE DEBTS THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
                       AN OVERVIEW                       DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN THE COMMON STOCKS OF LARGE COMPANIES THAT ARE SELECTED FOR THEIR ATTRACTIVE GROWTH POTENTIAL.

                  COMPARISON OF FUND PERFORMANCE OF BENCHMARKS
              [CHART OF COMPARISON OF FUND PERFORMANCE OT BENCHMARKS]

                         USAA LIFE           LIPPER VARIABLE
                     AGGRESSIVE GROWTH      ANNUITY LARGE-CAP      RUSSELL 1000(R)
                           FUND           GROWTH FUNDS AVERAGE*     GROWTH INDEX
                     -----------------    ---------------------    ---------------
 4/30/1997              $10,000.00             $10,000.00             $10,000.00
 5/31/1997               10,670.00              10,648.51              10,721.66
 6/30/1997               11,160.00              11,075.55              11,150.75
 7/31/1997               12,060.00              12,111.81              12,136.95
 8/31/1997               12,330.00              11,550.58              11,426.56
 9/30/1997               13,530.00              12,189.58              11,988.86
10/31/1997               12,640.00              11,741.11              11,545.74
11/30/1997               12,120.00              11,989.64              12,036.14
12/31/1997               11,825.53              12,129.72              12,170.98
 1/31/1998               11,855.86              12,338.23              12,534.92
 2/28/1998               13,169.80              13,329.00              13,477.82
 3/31/1998               13,624.63              13,955.15              14,015.10
 4/30/1998               13,877.32              14,168.75              14,209.04
 5/31/1998               12,947.15              13,841.67              13,805.85
 6/30/1998               13,531.00              14,636.25              14,651.40
 7/31/1998               12,598.89              14,553.80              14,554.42
 8/31/1998                9,566.96              12,162.75              12,370.15
 9/30/1998               10,652.72              13,009.63              13,320.39
10/31/1998               11,472.16              13,835.38              14,390.97
11/30/1998               12,629.62              14,760.58              15,485.63
12/31/1998               14,207.04              16,284.40              16,881.96
 1/31/1999               15,743.49              17,310.66              17,873.24
 2/28/1999               14,319.71              16,627.95              17,056.73
 3/31/1999               15,477.17              17,588.09              17,955.04
 4/30/1999               16,368.31              17,802.44              17,978.00
 5/31/1999               16,063.13              17,231.45              17,425.49
 6/30/1999               17,980.81              18,471.54              18,646.05
 7/31/1999               18,176.70              17,910.99              18,053.46
 8/31/1999               18,156.08              17,859.44              18,348.44
 9/30/1999               18,238.56              17,821.99              17,962.99
10/31/1999               19,465.46              19,058.89              19,319.52
11/30/1999               22,187.33              20,107.84              20,361.88
12/31/1999               27,609.83              22,441.37              22,479.68
 1/31/2000               28,260.64              21,688.63              21,425.64
 2/29/2000               35,651.21              23,121.50              22,473.04
 3/31/2000               30,919.04              24,457.53              24,081.57
 4/30/2000               25,922.13              23,056.36              22,935.66
 5/31/2000               23,249.51              21,774.51              21,780.71
 6/30/2000               29,089.59              23,163.58              23,431.42
 7/31/2000               28,047.90              22,684.75              22,454.62
 8/31/2000               32,092.74              24,579.01              24,487.74
 9/30/2000               31,006.73              22,922.52              22,171.33
10/31/2000               27,593.55              21,915.19              21,122.23
11/30/2000               21,797.80              19,127.88              18,008.67
12/31/2000               23,348.37              19,176.01              17,438.85
 1/31/2001               23,777.61              19,760.14              18,643.62
 2/28/2001               20,038.71              17,032.81              15,478.46
 3/31/2001               16,875.89              15,443.81              13,794.13
 4/30/2001               19,632.06              17,092.32              15,538.71
 5/31/2001               20,147.83              17,019.03              15,310.03
 6/30/2001               20,464.23              16,471.15              14,955.47
 7/31/2001               18,916.13              15,866.84              14,581.70
 8/31/2001               17,221.14              14,596.65              13,389.28
 9/30/2001               14,769.05              13,245.50              12,052.48
10/31/2001               15,853.84              13,748.16              12,684.81
11/30/2001               17,379.34              14,950.26              13,903.38
12/31/2001               17,876.53              15,042.13              13,877.25
 1/31/2002               17,029.04              14,620.26              13,632.09
 2/28/2002               15,876.44              14,005.41              13,066.37
 3/31/2002               17,051.64              14,592.08              13,518.31
 4/30/2002               16,384.94              13,605.61              12,415.01
 5/31/2002               15,729.54              13,334.29              12,114.66
 6/30/2002               14,418.75              12,283.88              10,993.99
 7/31/2002               12,983.65              11,295.81              10,389.60
 8/31/2002               13,040.15              11,361.90              10,420.65
 9/30/2002               12,622.05              10,347.46               9,339.73
10/31/2002               13,017.55              11,147.81              10,196.48
11/30/2002               12,983.65              11,604.47              10,750.30
12/31/2002               12,384.75              10,810.32              10,007.71
 1/31/2003               12,181.36              10,592.35               9,764.88
 2/28/2003               12,079.66              10,486.41               9,720.03
 3/31/2003               12,588.15              10,701.18               9,900.94
 4/30/2003               13,254.85              11,482.93              10,632.98
 5/31/2003               14,079.75              12,053.13              11,163.72
 6/30/2003               14,271.85              12,169.05              11,317.44
 7/31/2003               14,848.15              12,491.95              11,599.06
 8/31/2003               15,175.84              12,793.18              11,887.54
 9/30/2003               14,972.45              12,551.75              11,760.28
10/31/2003               16,045.94              13,294.21              12,420.82
11/30/2003               15,944.24              13,427.38              12,550.86
12/31/2003               16,260.64              13,890.50              12,984.92
 1/31/2004               16,351.04              14,160.55              13,250.10
 2/29/2004               16,599.64              14,233.12              13,334.28
 3/31/2004               16,656.14              14,104.61              13,086.92
 4/30/2004               16,215.44              13,761.93              12,934.79
 5/31/2004               16,373.64              14,068.69              13,175.87
 6/30/2004               16,599.64              14,308.33              13,340.52
 7/31/2004               15,718.24              13,464.14              12,586.35
 8/31/2004               15,899.04              13,350.47              12,524.19
 9/30/2004               16,622.24              13,673.22              12,643.31
10/31/2004               16,531.84              13,899.79              12,840.50
11/30/2004               17,447.14              14,526.75              13,282.19
12/31/2004               18,475.43              15,068.84              13,802.97
 1/31/2005               17,786.13              14,560.51              13,342.66
 2/28/2005               17,887.83              14,626.52              13,484.66
 3/31/2005               17,616.64              14,389.04              13,238.98
 4/30/2005               17,492.34              14,076.27              12,986.86
 5/31/2005               18,308.40              14,859.60              13,615.20
 6/30/2005               18,511.95              14,910.28              13,565.01
 7/31/2005               19,201.77              15,587.19              14,228.00
 8/31/2005               18,828.59              15,432.87              14,044.76
 9/30/2005               19,054.76              15,624.69              14,109.43
10/31/2005               18,817.28              15,543.81              13,972.29
11/30/2005               19,654.10              16,298.16              14,575.13
12/31/2005               19,778.50              16,313.38              14,529.43

                                   [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added to or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE AGGRESSIVE GROWTH FUND TO THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE AND THE RUSSELL 1000 GROWTH INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LIPPER VARIABLE ANNUITY LARGE-CAP GROWTH FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT LARGE-CAP GROWTH FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE RUSSELL 1000 GROWTH INDEX (LARGE-CAP GROWTH) MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE CALCULATIONS FOR ALL INDEXES ARE BASED ON A STARTING DATE OF MAY 1, 1997, WHEREAS THE CALCULATIONS FOR THE USAA LIFE AGGRESSIVE GROWTH FUND ARE BASED ON A STARTING DATE OF MAY 5, 1997. THIS COMPARISON IS FOR ILLUSTRATIVE PURPOSES ONLY.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

ONE-YEAR:                             7.05%
THREE-YEAR:                          16.89%
FIVE-YEAR:                           -3.26%
SINCE INCEPTION ON MAY 1, 1997:       8.18%

REFER TO PAGE 5 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2005                    AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2005, the USAA Life Aggressive Growth Fund had a total return of 7.05%. This compares to a return of 5.26% for the Russell 1000 Growth Index and 7.33% for the Lipper Variable Annuity Large-Cap Growth Funds Average.

PORTFOLIO STRATEGY
Health care was a major area of emphasis for the Fund throughout the year, and it benefited from strong stock selection within the sector. Biotechnology company Genentech, Inc. and health care services provider UnitedHealth Group, Inc. experienced price appreciation of 70% and 41%, respectively. As two of the Fund's largest positions, they had a considerable positive impact on performance.

Information technology positions had a positive impact, with Google, Inc. "A" (+87%) and Apple Computer, Inc. (+41%) among the Fund's top-performing individual holdings. Financials were another area of strength, led by Chicago Mercantile Exchange Holdings, Inc. (+62%), the world's largest trading venue for futures and options contracts spanning a variety of financial indexes, commodities, and currencies. Financial services companies UBS AG (+21%) and Lehman Brothers Holdings, Inc. (+23%) also posted strong returns. Additionally, the Fund benefited from its underweight position in the media industry, which was among the weaker-performing areas of the market.

The primary detractors to performance were stock selection in the consumer services sector and an underweight position in energy. In consumer services, Four Seasons Hotels, Inc. (-39%) and Royal Caribbean Cruise Ltd. (-21% prior to being sold) were among the weakest positions in the Fund. As for energy, we had little exposure given that most energy companies didn't meet our investment criteria, and this clearly hurt performance during the year as the sector was up 55% within the Russell 1000 Growth Index.

As of December 31, 2005, the Fund's allocations emphasized health care, consumer discretionary, financials, industrials, and information technology. We had little or no exposure to utilities and materials stocks.

-----------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

                                           % of
                                         Net Assets
UnitedHealth Group, Inc.                    8.4%

Genentech, Inc.                             7.2

Procter & Gamble Co.                        4.4

Lowe's Companies, Inc.                      4.3

Apple Computer, Inc.                        4.1

Caterpillar, Inc.                           3.3

FedEx Corp.                                 3.2

General Electric Co.                        3.0

Amgen, Inc.                                 2.9

Google, Inc. "A"                            2.9
-----------------------------------------------------

-----------------------------------------------------
ASSET ALLOCATION
AS OF DECEMBER 31, 2005
-----------------------------------------------------

         [PIE CHART OF ASSET ALLOCATION]

Health Care                              26.4%
Consumer Discretionary                   20.6%
Financials                               16.5%
Industrials                              15.5%
Information Technology                   12.1%
Consumer Staples                          7.5%
Energy                                    1.1%
Telecommunication Services                0.2%

                 [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
                              AN OVERVIEW                DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS IN A DIVERSIFIED PROGRAM WITHIN ONE MUTUAL FUND BY ALLOCATING THE FUND'S ASSETS, UNDER NORMAL MARKET CONDITIONS, IN THE FOLLOWING TARGET RANGES: 50%-70% FOR EQUITY SECURITIES AND 30%-50% FOR DEBT SECURITIES AND MONEY MARKET INSTRUMENTS.

                               COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
                         [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                                                    LIPPER VARIABLE      LEHMAN BROTHERS
                      RUSSELL 3000(R)     USAA LIFE DIVERSIFIED    ANNUITY BALANCED       U.S. AGGREGATE
                           INDEX               ASSETS FUND          FUNDS AVERAGE*          BOND INDEX
                      ---------------     ---------------------    ----------------      ---------------
12/31/1995              $10,000.00             $10,000.00             $10,000.00             $10,000.00
 1/31/1996               10,290.25              10,158.86              10,183.04              10,066.41
 2/29/1996               10,442.04              10,167.22              10,199.21               9,891.43
 3/31/1996               10,547.00              10,376.25              10,248.68               9,822.67
 4/30/1996               10,746.99              10,292.64              10,326.31               9,767.43
 5/31/1996               11,022.03              10,409.70              10,453.24               9,747.60
 6/30/1996               10,986.43              10,560.20              10,473.89               9,878.50
 7/31/1996               10,411.32              10,292.64              10,205.41               9,905.53
 8/31/1996               10,727.16              10,443.14              10,381.53               9,888.93
 9/30/1996               11,310.99              10,827.76              10,783.16              10,061.26
10/31/1996               11,517.76              11,128.76              10,997.40              10,284.14
11/30/1996               12,330.18              11,596.99              11,491.99              10,460.29
12/31/1996               12,181.68              11,430.39              11,333.33              10,363.03
 1/31/1997               12,855.79              11,721.67              11,685.39              10,394.76
 2/28/1997               12,869.84              11,845.24              11,698.06              10,420.62
 3/31/1997               12,287.48              11,536.31              11,350.09              10,305.14
 4/30/1997               12,892.73              11,827.59              11,700.76              10,459.41
 5/31/1997               13,773.29              12,361.49              12,203.84              10,558.28
 6/30/1997               14,345.88              12,705.62              12,558.87              10,683.60
 7/31/1997               15,470.52              13,348.60              13,286.36              10,971.70
 8/31/1997               14,843.05              12,932.03              12,884.99              10,878.12
 9/30/1997               15,684.71              13,430.11              13,361.62              11,038.55
10/31/1997               15,157.87              13,285.21              13,130.94              11,198.69
11/30/1997               15,738.23              13,602.17              13,349.78              11,250.26
12/31/1997               16,053.48              13,796.15              13,534.16              11,363.53
 1/31/1998               16,136.68              13,939.07              13,645.12              11,509.42
 2/28/1998               17,291.02              14,501.21              14,192.59              11,500.75
 3/31/1998               18,147.98              14,891.84              14,634.46              11,540.27
 4/30/1998               18,326.41              14,920.43              14,734.37              11,600.50
 5/31/1998               17,874.17              14,894.98              14,633.29              11,710.54
 6/30/1998               18,478.54              14,971.26              14,922.15              11,809.86
 7/31/1998               18,143.03              14,647.05              14,772.52              11,834.98
 8/31/1998               15,363.76              13,435.99              13,496.72              12,027.59
 9/30/1998               16,411.79              13,912.79              14,068.43              12,309.23
10/31/1998               17,657.55              14,360.97              14,579.45              12,244.14
11/30/1998               18,737.52              14,933.12              15,104.72              12,313.64
12/31/1998               19,928.44              15,125.17              15,626.41              12,350.66
 1/31/1999               20,605.45              15,175.36              15,906.88              12,438.81
 2/28/1999               19,875.59              15,024.81              15,485.77              12,221.67
 3/31/1999               20,604.88              15,426.27              15,873.99              12,289.39
 4/30/1999               21,534.94              16,409.86              16,414.32              12,328.33
 5/31/1999               21,125.66              16,312.88              16,151.42              12,220.34
 6/30/1999               22,193.25              16,720.97              16,624.84              12,181.41
 7/31/1999               21,520.31              16,312.88              16,310.02              12,129.55
 8/31/1999               21,275.61              16,076.61              16,100.07              12,123.38
 9/30/1999               20,731.83              15,711.48              15,908.57              12,264.12
10/31/1999               22,032.26              16,033.66              16,376.48              12,309.37
11/30/1999               22,648.86              16,001.44              16,542.91              12,308.49
12/31/1999               24,094.04              16,271.11              17,070.63              12,249.14
 1/31/2000               23,149.52              15,838.43              16,617.53              12,209.03
 2/29/2000               23,364.09              15,418.87              16,579.78              12,356.68
 3/31/2000               25,194.40              16,559.56              17,515.43              12,519.46
 4/30/2000               24,306.54              16,533.33              17,198.08              12,483.62
 5/31/2000               23,623.85              16,558.46              16,981.32              12,477.89
 6/30/2000               24,323.29              16,715.91              17,307.03              12,737.49
 7/31/2000               23,893.38              16,532.21              17,263.63              12,853.11
 8/31/2000               25,665.37              16,991.44              18,020.58              13,039.40
 9/30/2000               24,503.30              16,663.42              17,604.55              13,121.38
10/31/2000               24,154.41              16,794.63              17,583.57              13,208.21
11/30/2000               21,928.06              16,637.18              16,931.69              13,424.17
12/31/2000               22,296.56              16,925.84              17,348.34              13,673.20
 1/31/2001               23,059.30              18,211.68              17,775.24              13,896.80
 2/28/2001               20,952.42              17,844.30              17,077.05              14,017.86
 3/31/2001               19,586.62              17,621.24              16,524.97              14,088.23
 4/30/2001               21,157.37              18,356.01              17,209.22              14,029.76
 5/31/2001               21,327.29              18,832.55              17,347.13              14,114.38
 6/30/2001               20,934.04              18,580.86              17,125.28              14,167.72
 7/31/2001               20,589.03              18,906.58              17,144.68              14,484.47
 8/31/2001               19,373.53              18,625.27              16,660.97              14,650.34
 9/30/2001               17,664.30              17,603.69              15,814.74              14,821.05
10/31/2001               18,075.28              17,929.42              16,148.34              15,131.19
11/30/2001               19,467.49              18,980.60              16,791.71              14,922.57
12/31/2001               19,741.88              19,187.88              16,889.01              14,827.81
 1/31/2002               19,494.33              18,995.41              16,755.48              14,947.84
 2/28/2002               19,095.69              18,728.91              16,656.90              15,092.70
 3/31/2002               19,932.94              19,232.30              16,976.90              14,841.62
 4/30/2002               18,887.17              18,847.35              16,582.62              15,129.43
 5/31/2002               18,668.35              19,053.33              16,581.31              15,257.98
 6/30/2002               17,324.52              17,821.51              15,862.26              15,389.91
 7/31/2002               15,947.16              16,989.62              15,133.97              15,575.61
 8/31/2002               16,022.50              17,133.60              15,260.22              15,838.59
 9/30/2002               14,339.01              16,205.73              14,383.32              16,095.11
10/31/2002               15,480.77              16,765.65              14,948.71              16,021.80
11/30/2002               16,417.53              17,533.55              15,492.97              16,017.54
12/31/2002               15,489.36              17,005.62              15,114.51              16,348.39
 1/31/2003               15,110.35              16,733.66              14,897.47              16,362.35
 2/28/2003               14,861.76              16,717.66              14,820.80              16,588.75
 3/31/2003               15,018.04              16,781.65              14,881.95              16,575.96
 4/30/2003               16,244.39              17,613.54              15,662.11              16,712.74
 5/31/2003               17,224.96              18,427.48              16,340.74              17,024.35
 6/30/2003               17,457.42              18,642.71              16,460.02              16,990.56
 7/31/2003               17,857.89              18,742.05              16,439.57              16,419.35
 8/31/2003               18,253.62              19,023.51              16,697.73              16,528.36
 9/30/2003               18,055.45              19,040.07              16,736.04              16,965.88
10/31/2003               19,148.15              19,785.11              17,259.96              16,807.65
11/30/2003               19,411.90              19,983.79              17,419.37              16,847.91
12/31/2003               20,299.80              20,563.27              18,029.54              17,019.36
 1/31/2004               20,723.27              20,811.62              18,254.20              17,156.28
 2/29/2004               21,002.45              21,093.08              18,482.91              17,341.98
 3/31/2004               20,753.14              20,944.08              18,389.89              17,471.86
 4/30/2004               20,324.04              20,546.72              17,994.31              17,017.30
 5/31/2004               20,619.42              20,690.58              18,087.47              16,949.13
 6/30/2004               21,029.22              21,112.83              18,390.23              17,044.92
 7/31/2004               20,234.00              20,589.24              18,044.51              17,213.87
 8/31/2004               20,317.32              20,623.02              18,176.68              17,542.23
 9/30/2004               20,629.64              20,876.37              18,388.93              17,589.83
10/31/2004               20,968.47              21,062.16              18,586.10              17,737.33
11/30/2004               21,943.21              21,703.99              19,083.93              17,595.85
12/31/2004               22,725.09              22,312.04              19,581.21              17,757.76
 1/31/2005               22,119.81              21,991.13              19,327.26              17,869.27
 2/28/2005               22,606.74              22,227.59              19,597.81              17,763.78
 3/31/2005               22,224.37              21,974.24              19,352.81              17,672.54
 4/30/2005               21,741.51              21,754.66              19,165.43              17,911.72
 5/31/2005               22,565.32              22,355.13              19,595.25              18,105.51
 6/30/2005               22,722.96              22,476.06              19,713.12              18,204.24
 7/31/2005               23,655.17              22,977.07              20,144.67              18,038.52
 8/31/2005               23,429.66              23,080.72              20,183.38              18,269.76
 9/30/2005               23,634.64              23,115.27              20,269.73              18,081.56
10/31/2005               23,192.00              22,666.10              19,960.83              17,938.47
11/30/2005               24,095.96              23,236.21              20,437.18              18,017.80
12/31/2005               24,115.79              23,357.13              20,562.95              18,189.11

                                               [END CHART]

  Data represents the last business day of each month.
 *Total returns may change over time due to funds being added to or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE DIVERSIFIED ASSETS FUND TO THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE AND TWO INDUSTRY INDEXES THAT MOST CLOSELY RESEMBLE THE HOLDINGS OF THIS FUND. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY BALANCED FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT BALANCED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

ONE-YEAR:                                4.68%
THREE-YEAR:                             11.16%
FIVE-YEAR:                               6.65%
10-YEAR:                                 8.85%

REFER TO PAGE 5 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2005                    AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2005, the USAA Life Diversified Assets Fund had a total return of 4.68%. This compares to a return of 4.78% for the Lipper Variable Annuity Balanced Funds Average, 2.43% for the Lehman Brothers U.S. Aggregate Bond Index, and 6.12% for the Russell 3000 Index.

PORTFOLIO STRATEGY
STOCKS - Favorable stock selection in eight out of 10 sectors drove the Fund's performance relative to its Russell 3000 Index benchmark, with energy, consumer staples, and financials being areas of particular strength. The top-performing sector for both the broad market and the Fund was energy. We benefited from overweight exposure to the sector as well as strong stock selection.

Stock selection in consumer staples and financials was also good. The consumer staples stock Altria Group, Inc., the parent of Philip Morris and Kraft Foods, had a steady rise, mostly due to favorable litigation results and the potential separation of Kraft. Gillette strongly contributed in light of its acquisition by Procter & Gamble Co.

Stock selection in technology and an underweight in utilities detracted from performance. We were hurt by weak results from Dell, Inc., Symbol Technologies, Inc., and Polycom, Inc., as well as by the fact that we didn't own Apple Computer, Inc., which was one of the market's best stocks.* Utilities did pull back in the fourth quarter after a prolonged advance, but we continue to believe that stocks in the sector are generally expensive and that rising bond yields will erode support for utilities.

-----------------------------------------------------
ASSET ALLOCATION
AS OF DECEMBER 31, 2005
-----------------------------------------------------

           [PIE CHART OF ASSET ALLOCATION]

Equity Securities                        52.6%
Bonds                                    42.8%
Money Market Instruments                  3.7%

                   [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

After having maintained a cyclical posture for much of 2005, the Fund has been migrating toward stable growth stocks as consumer confidence and manufacturing data stabilize at healthy levels and inflation appears contained. At the end of the period, the Fund was overweight in health care, consumer discretionary, and energy stocks. Our greatest underweights relative to the Russell 3000 Index were in financials and utilities.

BONDS - In addition to sector allocation and individual security selection, performance in 2005 was driven by the maturity dates of the bonds in the Fund. That's because while the Federal Reserve Board (the Fed) pushed short-term interest rates sharply higher, longer-term rates were steady or even fell. Therefore, Treasury bonds with maturities of more than 20 years posted strong returns, while 5-year Treasuries had flat returns as coupon income barely made up for the decline in price.

Among sectors, U.S. Treasuries were the best performers in the U.S. investment-grade bond market. In Treasury inflation-protected securities (TIPS), placement along the yield curve mattered as well. The Fund's intermediate-term TIPS added slightly to performance.

Corporate bonds in general detracted from performance. However, we managed to avoid any of the significant ratings-agency downgrades and other major negative events in corporate bonds.

During the year, our strategy was to try to reduce the Fund's interest-rate sensitivity when interest rates were at the low end of their yield range, and to add to interest-rate sensitivity when they were at the upper end.

Looking ahead, the flat yield curve is sending a message that bond investors do not fear inflation and do not think that the economy will grow too fast. This environment, along with the potential that the Fed may be approaching the end of its tightening regime, creates a fairly attractive environment for high-quality bonds.

--------------------------------------------------------
TOP 5 DEBT HOLDINGS
AS OF DECEMBER 31, 2005
--------------------------------------------------------

                                                % of
                                             Net Assets
U.S. Treasury Note, 4.00%                       3.6%

Devon Financing Corp., ULC, Notes               2.2

Imperial Bank, Subordinated Notes               2.2

U.S. Treasury Inflation-Indexed
Notes, 3.50%                                    2.2

Waste Management, Inc., Senior Notes            2.2
--------------------------------------------------------

--------------------------------------------------------
TOP 10 INDUSTRIES**
AS OF DECEMBER 31, 2005
--------------------------------------------------------

                                                % of
                                             Net Assets
Commercial Mortgage-Backed Securities           5.6%

Oil & Gas Exploration & Production              3.7

Asset-Backed Financing                          3.2

Diversified Banks                               3.2

Property & Casualty Insurance                   3.1

Biotechnology                                   2.8

Pharmaceuticals                                 2.8

Environmental & Facilities Services             2.7

Movies & Entertainment                          2.7

Health Care Equipment                           2.5
--------------------------------------------------------

--------------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2005
--------------------------------------------------------

                                                % of
                                             Net Assets
Microsoft Corp.                                 1.6%

Bank of America Corp.                           1.3

Procter & Gamble Co.                            1.3

Time Warner, Inc.                               1.2

Citigroup, Inc.                                 1.1

Exxon Mobil Corp.                               1.1

General Electric Co.                            1.1

Medtronic, Inc.                                 1.0

Altria Group, Inc.                              0.9

Amgen, Inc.                                     0.9
--------------------------------------------------------

 * SYMBOL TECHNOLOGIES, INC. AND POLYCOM, INC. WERE SOLD OUT OF THE FUND PRIOR TO DECEMBER 31, 2005.

** 11.7% OF THE FUND WAS IN U.S. GOVERNMENT SECURITIES AS OF DECEMBER 31, 2005.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S HOLDINGS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
                   AN OVERVIEW                           DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES THAT SHOW THE BEST POTENTIAL FOR TOTAL RETURN THROUGH A COMBINATION OF CAPITAL APPRECIATION AND INCOME.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
              [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                         USAA LIFE       LIPPER VARIABLE ANNUITY
                     GROWTH AND INCOME       MULTI-CAP CORE         RUSSELL 3000(R)
                           FUND              FUNDS AVERAGE*             INDEX
                     -----------------   -----------------------    ---------------
12/31/1995              $10,000.00             $10,000.00             $10,000.00
 1/31/1996               10,230.16              10,229.57              10,290.25
 2/29/1996               10,349.21              10,464.77              10,442.04
 3/31/1996               10,722.22              10,598.50              10,547.00
 4/30/1996               10,857.14              10,873.60              10,746.99
 5/31/1996               11,000.00              11,104.17              11,022.03
 6/30/1996               11,007.94              10,957.41              10,986.43
 7/31/1996               10,507.94              10,387.57              10,411.32
 8/31/1996               10,888.89              10,726.36              10,727.16
 9/30/1996               11,412.70              11,272.12              11,310.99
10/31/1996               11,658.73              11,391.75              11,517.76
11/30/1996               12,404.76              12,035.32              12,330.18
12/31/1996               12,412.83              11,898.57              12,181.68
 1/31/1997               12,923.85              12,403.35              12,855.79
 2/28/1997               13,031.00              12,316.64              12,869.84
 3/31/1997               12,660.09              11,803.70              12,287.48
 4/30/1997               13,039.24              12,205.15              12,892.73
 5/31/1997               13,969.86              13,070.62              13,773.29
 6/30/1997               14,508.75              13,566.16              14,345.88
 7/31/1997               15,470.48              14,593.30              15,470.52
 8/31/1997               15,006.20              14,131.58              14,843.05
 9/30/1997               15,669.45              14,876.71              15,684.71
10/31/1997               15,039.36              14,280.08              15,157.87
11/30/1997               15,487.06              14,565.09              15,738.23
12/31/1997               15,693.04              14,751.33              16,053.48
 1/31/1998               15,570.85              14,806.03              16,136.68
 2/28/1998               16,696.77              15,848.16              17,291.02
 3/31/1998               17,560.84              16,588.36              18,147.98
 4/30/1998               17,665.58              16,746.99              18,326.41
 5/31/1998               17,224.68              16,313.75              17,874.17
 6/30/1998               17,233.52              16,818.98              18,478.54
 7/31/1998               16,341.37              16,481.17              18,143.03
 8/31/1998               13,850.41              13,795.95              15,363.76
 9/30/1998               14,300.90              14,621.24              16,411.79
10/31/1998               15,422.72              15,667.89              17,657.55
11/30/1998               16,350.20              16,535.69              18,737.52
12/31/1998               16,779.76              17,643.26              19,928.44
 1/31/1999               17,242.01              18,240.12              20,605.45
 2/28/1999               16,807.49              17,550.01              19,875.59
 3/31/1999               17,630.30              18,275.42              20,604.88
 4/30/1999               18,906.12              19,066.51              21,534.94
 5/31/1999               18,680.74              18,826.02              21,125.66
 6/30/1999               19,571.63              19,879.96              22,193.25
 7/31/1999               18,959.14              19,379.04              21,520.31
 8/31/1999               18,504.42              19,017.74              21,275.61
 9/30/1999               17,873.38              18,637.56              20,731.83
10/31/1999               18,606.50              19,587.18              22,032.26
11/30/1999               18,652.90              20,287.00              22,648.86
12/31/1999               19,241.63              21,846.77              24,094.04
 1/31/2000               18,430.92              20,991.26              23,149.52
 2/29/2000               17,527.84              21,723.34              23,364.09
 3/31/2000               19,508.45              23,389.45              25,194.40
 4/30/2000               19,528.97              22,503.90              24,306.54
 5/31/2000               19,686.24              21,921.41              23,623.85
 6/30/2000               19,614.20              22,559.27              24,323.29
 7/31/2000               19,202.57              22,341.15              23,893.38
 8/31/2000               20,190.48              24,007.72              25,665.37
 9/30/2000               19,439.26              22,867.52              24,503.30
10/31/2000               19,933.21              22,599.21              24,154.41
11/30/2000               19,223.15              20,632.72              21,928.06
12/31/2000               19,953.80              21,481.64              22,296.56
 1/31/2001               20,406.59              22,184.50              23,059.30
 2/28/2001               19,490.71              20,507.61              20,952.42
 3/31/2001               18,657.16              19,258.66              19,586.62
 4/30/2001               20,087.58              20,835.25              21,157.37
 5/31/2001               20,141.49              20,989.75              21,327.29
 6/30/2001               19,592.08              20,589.44              20,934.04
 7/31/2001               19,723.94              20,245.03              20,589.03
 8/31/2001               18,537.21              19,162.08              19,373.53
 9/30/2001               16,987.86              17,190.95              17,664.30
10/31/2001               17,207.63              17,642.32              18,075.28
11/30/2001               18,548.20              19,004.95              19,467.49
12/31/2001               18,778.95              19,410.81              19,741.88
 1/31/2002               18,471.28              18,993.31              19,494.33
 2/28/2002               18,251.51              18,600.27              19,095.69
 3/31/2002               18,811.91              19,440.18              19,932.94
 4/30/2002               17,855.93              18,515.25              18,887.17
 5/31/2002               17,716.88              18,371.36              18,668.35
 6/30/2002               16,400.71              16,844.92              17,324.52
 7/31/2002               15,198.98              15,392.25              15,947.16
 8/31/2002               15,256.21              15,472.48              16,022.50
 9/30/2002               13,699.68              13,937.23              14,339.01
10/31/2002               14,661.06              14,786.49              15,480.77
11/30/2002               15,702.56              15,822.95              16,417.53
12/31/2002               14,741.18              14,865.11              15,489.36
 1/31/2003               14,317.71              14,510.11              15,110.35
 2/28/2003               14,077.37              14,181.74              14,861.76
 3/31/2003               14,168.93              14,265.78              15,018.04
 4/30/2003               15,244.76              15,391.66              16,244.39
 5/31/2003               16,174.02              16,567.39              17,224.96
 6/30/2003               16,501.38              16,772.97              17,457.42
 7/31/2003               16,889.36              17,155.33              17,857.89
 8/31/2003               17,265.22              17,695.66              18,253.62
 9/30/2003               17,010.60              17,426.83              18,055.45
10/31/2003               18,138.18              18,554.47              19,148.15
11/30/2003               18,404.91              18,848.83              19,411.90
12/31/2003               19,168.75              19,692.32              20,299.80
 1/31/2004               19,435.49              20,173.79              20,723.27
 2/29/2004               19,750.73              20,504.68              21,002.45
 3/31/2004               19,471.87              20,264.01              20,753.14
 4/30/2004               19,144.51              19,751.99              20,324.04
 5/31/2004               19,383.61              20,043.47              20,619.42
 6/30/2004               19,946.16              20,568.86              21,029.22
 7/31/2004               19,126.79              19,603.46              20,234.00
 8/31/2004               19,041.19              19,538.80              20,317.32
 9/30/2004               19,371.38              20,020.70              20,629.64
10/31/2004               19,542.59              20,299.70              20,968.47
11/30/2004               20,520.95              21,396.20              21,943.21
12/31/2004               21,303.63              22,171.75              22,725.09
 1/31/2005               20,838.91              21,588.73              22,119.81
 2/28/2005               21,242.48              22,044.02              22,606.74
 3/31/2005               20,900.06              21,610.25              22,224.37
 4/30/2005               20,472.03              20,951.76              21,741.51
 5/31/2005               21,239.91              21,821.09              22,565.32
 6/30/2005               21,348.90              22,078.82              22,722.96
 7/31/2005               22,261.71              23,071.43              23,655.17
 8/31/2005               22,234.47              22,936.96              23,429.66
 9/30/2005               22,397.95              23,203.03              23,634.64
10/31/2005               21,866.62              22,722.26              23,192.00
11/30/2005               22,820.30              23,669.12              24,095.96
12/31/2005               22,888.42              23,794.35              24,115.79

                                   [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added to or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE GROWTH AND INCOME FUND TO THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE AND THE RUSSELL 3000 INDEX. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

THE LIPPER VARIABLE ANNUITY MULTI-CAP CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT MULTI-CAP CORE FUNDS, AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCT FUNDS.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

ONE-YEAR:                                 7.44%
THREE-YEAR:                              15.80%
FIVE-YEAR:                                2.78%
10-YEAR:                                  8.63%

REFER TO PAGE 5 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      -----

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2005                    AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2005, the USAA Life Growth and Income Fund had a total return of 7.44%. This compares to a return of 6.66% for the Lipper Variable Annuity Multi-Cap Core Funds Average and 6.12% for the Russell 3000 Index.

PORTFOLIO STRATEGY
Favorable stock selection in eight out of 10 sectors drove the Fund's performance relative to its Russell 3000 Index benchmark. Energy, consumer staples, and financials were areas of particular strength.

Energy was the top-performing sector for the broad market and the Fund. We benefited from overweight exposure to the sector as well as strong stock selection. Several energy companies were among the largest positive contributors to performance, specifically Chesapeake Energy Corp., Schlumberger Ltd., and ConocoPhillips.

Stock selection in consumer staples and financials was also strong. The consumer staples stock Altria Group, Inc., the parent of Philip Morris and Kraft Foods, had a steady rise, mostly due to favorable litigation results and the potential separation of Kraft. Gillette strongly contributed in light of its acquisition by Procter & Gamble Co. In financials, E*TRADE Financial Corp. and St. Paul Travelers Companies, Inc. performed well.

Stock selection in technology and an underweight in utilities detracted from performance. We were hurt by weak results from Dell, Inc., Symbol Technologies, Inc., and Polycom, Inc., as well as by the fact that we didn't own Apple Computer, Inc., which was one of the market's best stocks.* Utilities did pull back in the fourth quarter after a prolonged advance, but we continue to believe that stocks in the sector are generally expensive and that rising bond yields will erode support for utilities.

After having maintained a cyclical posture for much of 2005, the Fund has been migrating toward stable growth stocks as consumer confidence and manufacturing data stabilize at healthy levels and inflation appears contained. At the end of the period, the Fund was overweight in health care, consumer discretionary, and energy stocks. Our greatest underweights relative to the benchmark were in financials and utilities.

-----------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

                                            % of
                                         Net Assets
Microsoft Corp.                             3.0%

Bank of America Corp.                       2.5

Procter & Gamble Co.                        2.5

Time Warner, Inc.                           2.3

General Electric Co.                        2.2

Citigroup, Inc.                             2.0

Exxon Mobil Corp.                           2.0

Medtronic, Inc.                             1.9

Altria Group, Inc.                          1.7

Yahoo!, Inc.                                1.7
-----------------------------------------------------

ASSET ALLOCATION
AS OF DECEMBER 31, 2005
-----------------------------------------------------

        [PIE CHART OF ASSET ALLOCATION]

Health Care                              17.6%
Financials                               16.9%
Information Technology                   15.4%
Consumer Discretionary                   13.1%
Industrials                              10.3%
Energy                                    9.0%
Consumer Staples                          6.6%
Materials                                 4.1%
Telecommunication Services                2.4%
Money Market Funds                        1.8%
Exchange-Traded Funds                     1.4%
Utilities                                 0.9%

                    [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

* SYMBOL TECHNOLOGIES, INC. AND POLYCOM, INC. WERE SOLD OUT OF THE FUND PRIOR TO DECEMBER 31, 2005.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
                               AN OVERVIEW               DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN U.S. DOLLAR-DENOMINATED DEBT AND INCOME-PRODUCING SECURITIES THAT HAVE BEEN SELECTED FOR THEIR HIGH YIELDS RELATIVE TO THE RISK INVOLVED.

                  COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
             [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                                            LIPPER VARIABLE       LEHMAN BROTHERS
                     USAA LIFE INCOME    ANNUITY CORPORATE DEBT    U.S. AGGREGATE
                           FUND          FUNDS A-RATED AVERAGE*      BOND INDEX
                     ----------------    ----------------------   ---------------
12/31/1995              $10,000.00            $10,000.00             $10,000.00
 1/31/1996               10,053.00             10,048.83              10,066.41
 2/29/1996                9,708.48              9,829.39               9,891.43
 3/31/1996                9,575.97              9,753.42               9,822.67
 4/30/1996                9,434.63              9,682.75               9,767.43
 5/31/1996                9,416.96              9,663.57               9,747.60
 6/30/1996                9,575.97              9,782.39               9,878.50
 7/31/1996                9,549.47              9,805.83               9,905.53
 8/31/1996                9,514.13              9,786.25               9,888.93
 9/30/1996                9,690.81              9,960.05              10,061.26
10/31/1996                9,955.83             10,184.75              10,284.14
11/30/1996               10,159.01             10,375.78              10,460.29
12/31/1996               10,067.49             10,275.80              10,363.03
 1/31/1997               10,105.80             10,300.17              10,394.76
 2/28/1997               10,144.12             10,333.52              10,420.62
 3/31/1997                9,952.54             10,210.65              10,305.14
 4/30/1997               10,086.65             10,349.17              10,459.41
 5/31/1997               10,204.59             10,444.46              10,558.28
 6/30/1997               10,367.94             10,581.86              10,683.60
 7/31/1997               10,675.42             10,897.49              10,971.70
 8/31/1997               10,579.33             10,774.23              10,878.12
 9/30/1997               10,800.34             10,951.61              11,038.55
10/31/1997               10,954.08             11,085.76              11,198.69
11/30/1997               11,078.99             11,130.70              11,250.26
12/31/1997               11,235.40             11,246.88              11,363.53
 1/31/1998               11,389.17             11,386.31              11,509.42
 2/28/1998               11,368.67             11,377.04              11,500.75
 3/31/1998               11,399.42             11,417.48              11,540.27
 4/30/1998               11,440.43             11,474.66              11,600.50
 5/31/1998               11,605.15             11,596.84              11,710.54
 6/30/1998               11,759.33             11,692.57              11,809.86
 7/31/1998               11,790.17             11,704.94              11,834.98
 8/31/1998               11,954.64             11,824.50              12,027.59
 9/30/1998               12,139.66             12,082.86              12,309.23
10/31/1998               12,160.22             11,971.75              12,244.14
11/30/1998               12,221.89             12,084.50              12,313.64
12/31/1998               12,265.89             12,138.84              12,350.66
 1/31/1999               12,333.47             12,231.46              12,438.81
 2/28/1999               12,108.20             11,973.96              12,221.67
 3/31/1999               12,108.20             12,056.04              12,289.39
 4/30/1999               12,119.46             12,094.70              12,328.33
 5/31/1999               11,956.54             11,951.61              12,220.34
 6/30/1999               11,843.64             11,893.85              12,181.41
 7/31/1999               11,753.31             11,847.04              12,129.55
 8/31/1999               11,708.15             11,818.85              12,123.38
 9/30/1999               11,832.35             11,944.23              12,264.12
10/31/1999               11,854.93             11,964.01              12,309.37
11/30/1999               11,809.77             11,973.80              12,308.49
12/31/1999               11,633.09             11,924.20              12,249.14
 1/31/2000               11,620.37             11,891.40              12,209.03
 2/29/2000               11,811.28             12,020.21              12,356.68
 3/31/2000               12,002.20             12,170.57              12,519.46
 4/30/2000               11,951.29             12,082.90              12,483.62
 5/31/2000               11,951.29             12,038.69              12,477.89
 6/30/2000               12,231.30             12,296.85              12,737.49
 7/31/2000               12,409.48             12,405.52              12,853.11
 8/31/2000               12,600.40             12,571.93              13,039.40
 9/30/2000               12,714.95             12,644.91              13,121.38
10/31/2000               12,778.59             12,683.43              13,208.21
11/30/2000               12,956.77             12,872.89              13,424.17
12/31/2000               13,262.24             13,135.36              13,673.20
 1/31/2001               13,504.06             13,374.57              13,896.80
 2/28/2001               13,644.07             13,495.45              14,017.86
 3/31/2001               13,771.34             13,562.48              14,088.23
 4/30/2001               13,720.43             13,491.34              14,029.76
 5/31/2001               13,816.83             13,579.62              14,114.38
 6/30/2001               13,870.44             13,623.80              14,167.72
 7/31/2001               14,232.28             13,937.76              14,484.47
 8/31/2001               14,393.09             14,084.60              14,650.34
 9/30/2001               14,540.51             14,170.43              14,821.05
10/31/2001               14,741.53             14,442.28              15,131.19
11/30/2001               14,406.50             14,259.52              14,922.57
12/31/2001               14,218.88             14,160.66              14,827.81
 1/31/2002               14,339.49             14,259.59              14,947.84
 2/28/2002               14,419.90             14,372.36              15,092.70
 3/31/2002               14,111.66             14,145.19              14,841.62
 4/30/2002               14,259.08             14,377.29              15,129.43
 5/31/2002               14,381.30             14,496.10              15,257.98
 6/30/2002               14,523.69             14,570.64              15,389.91
 7/31/2002               14,566.41             14,693.40              15,575.61
 8/31/2002               14,836.95             14,940.78              15,838.59
 9/30/2002               15,079.01             15,170.39              16,095.11
10/31/2002               14,865.42             15,060.11              16,021.80
11/30/2002               15,007.81             15,099.90              16,017.54
12/31/2002               15,349.55             15,410.57              16,348.39
 1/31/2003               15,406.50             15,437.98              16,362.35
 2/28/2003               15,563.13             15,649.12              16,588.75
 3/31/2003               15,563.13             15,652.35              16,575.96
 4/30/2003               15,705.52             15,824.98              16,712.74
 5/31/2003               16,000.01             16,137.67              17,024.35
 6/30/2003               16,029.73             16,120.13              16,990.56
 7/31/2003               15,420.63             15,576.98              16,419.35
 8/31/2003               15,554.33             15,684.34              16,528.36
 9/30/2003               15,985.16             16,115.74              16,965.88
10/31/2003               15,910.88             15,983.06              16,807.65
11/30/2003               15,970.30             16,040.10              16,847.91
12/31/2003               16,104.01             16,198.22              17,019.36
 1/31/2004               16,237.71             16,329.26              17,156.28
 2/29/2004               16,386.27             16,484.98              17,341.98
 3/31/2004               16,505.12             16,611.26              17,471.86
 4/30/2004               16,029.73             16,197.13              17,017.30
 5/31/2004               15,978.26             16,112.97              16,949.13
 6/30/2004               16,056.97             16,197.75              17,044.92
 7/31/2004               16,214.39             16,355.03              17,213.87
 8/31/2004               16,497.75             16,658.89              17,542.23
 9/30/2004               16,529.23             16,712.07              17,589.83
10/31/2004               16,702.40             16,849.47              17,737.33
11/30/2004               16,592.20             16,738.50              17,595.85
12/31/2004               16,733.88             16,906.30              17,757.76
 1/31/2005               16,828.33             17,015.55              17,869.27
 2/28/2005               16,718.14             16,935.37              17,763.78
 3/31/2005               16,639.43             16,832.41              17,672.54
 4/30/2005               16,907.05             17,040.67              17,911.72
 5/31/2005               17,069.33             17,214.48              18,105.51
 6/30/2005               17,135.37             17,313.28              18,204.24
 7/31/2005               16,953.78             17,182.16              18,038.52
 8/31/2005               17,201.40             17,391.29              18,269.76
 9/30/2005               17,052.83             17,212.51              18,081.56
10/31/2005               16,920.76             17,083.80              17,938.47
11/30/2005               16,986.79             17,150.59              18,017.80
12/31/2005               17,135.37             17,304.70              18,189.11

                                   [END CHART]

 Data represents the last business day of each month.
*Total returns may change over time due to funds being added to or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE INCOME FUND TO THE BROAD-BASED LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX COVERS THE U.S. INVESTMENT-GRADE FIXED-RATE BOND MARKET, INCLUDING GOVERNMENT AND CORPORATE SECURITIES, AGENCY MORTGAGE PASS-THROUGH SECURITIES, ASSET-BACKED SECURITIES, AND COMMERCIAL MORTGAGE-BACKED SECURITIES THAT HAVE REMAINING MATURITIES OF MORE THAN ONE YEAR.

THE LIPPER VARIABLE ANNUITY CORPORATE DEBT FUNDS A-RATED AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT CORPORATE DEBT A-RATED FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

ONE-YEAR:                                2.40%
THREE-YEAR:                              3.74%
FIVE-YEAR:                               5.26%
10-YEAR:                                 5.53%

REFER TO PAGE 5 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2005                    AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2005, the USAA Life Income Fund had a total return of 2.40%. This compares to a return of 2.32% for the Lipper Variable Annuity Corporate Debt Funds A-Rated Average and 2.43% for the Lehman Brothers U.S. Aggregate Bond Index.

PORTFOLIO STRATEGY
In addition to sector allocation and individual security selection, performance in 2005 was driven by the maturity dates of the bonds in the Fund. That's because while the Federal Reserve Board (the Fed) pushed short-term interest rates sharply higher, longer-term rates were steady or even fell. Therefore, Treasury bonds with maturities of more than 20 years posted strong returns, while 5-year Treasuries had flat returns as coupon income barely made up for decline in price.

Among sectors, U.S. Treasuries were the best performers in the U.S. investment-grade bond market. The Fund's exposure to Treasury inflation-protected securities (TIPS) was a neutral performance factor, as our intermediate-term TIPS outperformed traditional Treasuries, while our long-term (20+ years) underperformed similar-maturity regular Treasuries.

Corporate and mortgage-backed securities (MBSs) in general detracted from performance. However, we managed to avoid any of the significant ratings-agency downgrades and other major negative events in corporate bonds. Among MBSs, our GNMAs contributed to returns while our FNMAs detracted slightly. The superior income generated by the Fund's real estate investment trust (REIT) preferred bonds also helped performance.

During the year, our strategy was to try to reduce the Fund's interest-rate sensitivity when interest rates were at the low end of their yield range, and to add to interest-rate sensitivity when they were at the upper end.

Looking ahead, the flat yield curve is sending a message that bond investors do not fear inflation and do not think that the economy will grow too fast. This environment, along with the potential that the Fed may be approaching the end of its tightening regime, creates a fairly attractive environment for high-quality bonds.

--------------------------------------------------------------------------------
TOP 10 SECURITIES
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                Coupon      % of
                                                                Rate    Net Assets
Household Finance Corp., Notes                                  6.38%      4.4%

GNMA, Pool 471357, 2/15/2033                                    5.50       4.3

Honda Auto Receivables Owner Trust, Series 2005-3, Class A2     3.73       4.1

U.S. Treasury Note, 8/15/2014                                   4.25       4.1

U.S. Treasury Note, 11/15/2014                                  4.25       4.1

SLM Corp., MTN, CPI Floating Rate Notes                         6.06       4.0

Rowan Companies, Inc., Guaranteed Bond, Title XI                2.80       2.9

Fannie Mae, Pool 254766, 6/01/2033                              5.00       2.7

Phillips Petroleum Co., Notes                                   8.75       2.4

Pan Pacific Retail Properties, Inc., Notes                      7.95       2.3

ASSET ALLOCATION
AS OF DECEMBER 31, 2005
-----------------------------------------------------

            [PIE CHART OF ASSET ALLOCATION]

Corporate Obligations                    42.5%
U.S. Government Agency Issues            18.9%
U.S. Treasury Bonds and Notes             8.8%
Preferred Stocks                          7.9%
Asset-Backed Securities                   6.2%
U.S. TIPS                                 4.3%
Commercial Mortgage-Backed Securities     3.6%
Money Market Instruments                  2.9%
Municipal Bonds                           2.1%
Eurodollar and Yankee Obligations         2.0%

                     [END CHART]

PERCENTAGES ARE OF FUND NET ASSETS AND MAY NOT EQUAL 100%.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                    AN OVERVIEW                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

INVESTMENT PROGRAM
THE FUND INVESTS ITS ASSETS PRIMARILY IN EQUITY SECURITIES OF BOTH FOREIGN (INCLUDING EMERGING MARKETS) AND DOMESTIC ISSUERS.

                               COMPARISON OF FUND PERFORMANCE TO BENCHMARKS
                         [CHART OF COMPARISON OF FUND PERFORMANCE TO BENCHMARKS]

                       MORGAN STANLEY                               LIPPER VARIABLE        LIPPER VARIABLE
                   CAPITAL INTERNATIONAL,    USAA LIFE WORLD      ANNUITY GLOBAL CORE       ANNUITY GLOBAL
                     INC.- WORLD INDEX         GROWTH FUND           FUNDS AVERAGE*         FUNDS AVERAGE*
                   ----------------------    ---------------      -------------------      ---------------
12/31/1995              $10,000.00             $10,000.00             $10,000.00             $10,000.00
 1/31/1996               10,178.83              10,306.31              10,222.88              10,260.10
 2/29/1996               10,238.73              10,504.50              10,352.35              10,385.72
 3/31/1996               10,406.99              10,747.75              10,576.86              10,593.62
 4/30/1996               10,649.57              11,261.26              10,934.55              10,957.19
 5/31/1996               10,656.64              11,369.37              10,994.03              11,065.09
 6/30/1996               10,708.39              11,387.39              11,094.38              11,138.57
 7/31/1996               10,327.80              10,819.82              10,623.97              10,694.49
 8/31/1996               10,444.36              11,153.15              10,850.53              10,953.64
 9/30/1996               10,851.13              11,432.43              11,123.22              11,245.82
10/31/1996               10,924.73              11,396.40              11,110.22              11,261.03
11/30/1996               11,534.78              12,027.03              11,697.45              11,810.30
12/31/1996               11,347.88              12,112.35              11,771.20              11,873.41
 1/31/1997               11,482.52              12,577.12              11,921.43              12,119.79
 2/28/1997               11,612.44              12,558.15              12,079.29              12,240.02
 3/31/1997               11,380.57              12,434.84              11,995.53              12,132.41
 4/30/1997               11,750.40              12,596.09              12,180.56              12,300.49
 5/31/1997               12,473.53              13,325.95              12,952.71              13,036.33
 6/30/1997               13,093.51              13,939.96              13,509.03              13,622.25
 7/31/1997               13,694.42              14,621.13              14,125.97              14,290.18
 8/31/1997               12,776.17              13,939.96              13,211.45              13,446.97
 9/30/1997               13,468.11              14,765.04              14,082.69              14,325.08
10/31/1997               12,757.09              13,911.18              13,184.72              13,410.00
11/30/1997               12,980.67              13,680.92              13,242.75              13,437.56
12/31/1997               13,136.69              13,818.27              13,470.81              13,593.25
 1/31/1998               13,500.61              13,849.35              13,683.35              13,809.02
 2/28/1998               14,411.66              14,895.56              14,692.10              14,823.55
 3/31/1998               15,018.00              15,755.32              15,438.44              15,561.49
 4/30/1998               15,162.50              16,014.28              15,709.29              15,821.41
 5/31/1998               14,970.22              15,737.45              15,668.46              15,753.14
 6/30/1998               15,323.23              15,695.84              15,867.97              15,889.84
 7/31/1998               15,296.37              15,477.41              15,922.17              15,872.49
 8/31/1998               13,254.26              12,887.44              13,564.00              13,506.36
 9/30/1998               13,486.40              12,814.63              13,503.75              13,492.18
10/31/1998               14,703.25              13,854.78              14,417.89              14,412.67
11/30/1998               15,575.34              14,468.47              15,187.89              15,220.61
12/31/1998               16,333.91              15,402.35              16,119.88              16,100.50
 1/31/1999               16,689.20              15,777.50              16,521.80              16,497.69
 2/28/1999               16,242.87              15,263.01              15,920.41              15,936.85
 3/31/1999               16,916.79              15,948.99              16,431.56              16,528.34
 4/30/1999               17,581.29              16,517.07              16,944.59              17,220.80
 5/31/1999               16,936.49              16,082.88              16,359.12              16,677.16
 6/30/1999               17,724.05              17,016.31              17,336.33              17,712.35
 7/31/1999               17,668.49              17,187.97              17,463.87              17,802.83
 8/31/1999               17,634.68              17,338.18              17,553.05              17,877.56
 9/30/1999               17,461.29              17,080.68              17,546.39              17,867.29
10/31/1999               18,366.53              17,617.13              18,517.88              18,725.64
11/30/1999               18,880.85              18,561.29              20,217.14              20,478.84
12/31/1999               20,406.75              20,165.56              23,019.43              23,190.56
 1/31/2000               19,235.78              19,332.17              21,724.28              22,185.08
 2/29/2000               19,285.35              20,152.94              23,369.29              24,185.65
 3/31/2000               20,615.93              21,011.58              23,825.09              24,556.05
 4/30/2000               19,741.88              20,354.97              22,487.56              23,177.51
 5/31/2000               19,239.72              19,902.68              21,520.21              22,234.28
 6/30/2000               19,885.18              20,770.79              22,510.42              23,261.79
 7/31/2000               19,323.01              20,094.18              21,911.99              22,692.15
 8/31/2000               19,949.17              20,860.15              22,746.60              23,595.53
 9/30/2000               18,886.08              19,506.93              21,352.89              22,183.15
10/31/2000               18,567.33              18,753.71              20,814.25              21,632.73
11/30/2000               17,437.69              17,426.02              19,474.17              20,265.49
12/31/2000               17,717.47              18,080.24              19,905.30              20,834.76
 1/31/2001               18,058.65              18,579.10              20,236.15              21,308.81
 2/28/2001               16,530.48              16,691.53              18,298.77              19,414.82
 3/31/2001               15,441.93              15,302.82              17,009.98              17,977.67
 4/30/2001               16,580.22              16,651.08              18,373.53              19,440.31
 5/31/2001               16,364.17              16,245.79              18,085.18              19,280.13
 6/30/2001               15,849.16              15,746.55              17,435.19              18,680.16
 7/31/2001               15,637.31              15,490.18              16,900.65              18,184.71
 8/31/2001               14,884.43              14,912.89              16,096.87              17,353.45
 9/30/2001               13,570.89              13,441.85              14,376.20              15,470.13
10/31/2001               13,830.03              13,927.70              14,790.50              16,002.84
11/30/2001               14,646.11              14,777.94              15,698.85              17,029.48
12/31/2001               14,736.70              14,983.93              15,925.34              17,328.15
 1/31/2002               14,288.74              14,533.59              15,356.24              16,716.73
 2/28/2002               14,163.07              14,533.59              15,186.98              16,576.74
 3/31/2002               14,815.32              15,284.15              16,014.04              17,442.95
 4/30/2002               14,284.35              14,874.76              15,619.14              16,948.42
 5/31/2002               14,308.17              14,912.26              15,694.14              16,972.26
 6/30/2002               13,437.56              14,051.94              14,750.37              15,939.83
 7/31/2002               12,303.73              12,740.97              13,413.45              14,439.28
 8/31/2002               12,324.74              12,877.53              13,489.82              14,532.04
 9/30/2002               10,967.78              11,880.65              12,172.44              13,052.01
10/31/2002               11,775.93              12,563.44              12,872.66              13,794.16
11/30/2002               12,409.05              13,000.43              13,527.65              14,476.45
12/31/2002               11,806.15              12,684.30              12,980.02              13,801.99
 1/31/2003               11,446.36              12,201.22              12,499.18              13,301.71
 2/28/2003               11,246.04              11,856.16              12,217.19              12,990.57
 3/31/2003               11,208.91              11,911.37              12,145.67              12,881.17
 4/30/2003               12,202.23              12,960.34              13,203.07              13,987.83
 5/31/2003               12,896.95              13,653.21              13,995.70              14,887.11
 6/30/2003               13,118.53              13,805.22              14,225.72              15,163.03
 7/31/2003               13,383.40              13,957.23              14,485.64              15,519.39
 8/31/2003               13,670.90              14,109.24              14,794.63              15,892.28
 9/30/2003               13,753.18              14,275.06              14,891.86              15,973.65
10/31/2003               14,567.94              14,993.65              15,710.94              16,918.32
11/30/2003               14,788.13              15,366.77              15,978.11              17,185.38
12/31/2003               15,714.76              16,293.50              16,940.95              18,233.33
 1/31/2004               15,966.92              16,585.95              17,237.55              18,598.14
 2/29/2004               16,234.29              16,989.80              17,582.12              18,935.47
 3/31/2004               16,126.56              16,934.10              17,535.99              18,893.77
 4/30/2004               15,796.27              16,822.69              17,112.48              18,393.38
 5/31/2004               15,928.08              16,956.84              17,092.44              18,422.11
 6/30/2004               16,267.42              17,319.10              17,372.11              18,759.08
 7/31/2004               15,736.29              16,775.70              16,810.60              18,017.04
 8/31/2004               15,805.45              16,775.70              16,803.27              18,016.66
 9/30/2004               16,104.45              17,165.84              17,210.07              18,529.41
10/31/2004               16,498.54              17,625.64              17,623.27              18,990.34
11/30/2004               17,365.23              18,545.23              18,623.15              20,114.50
12/31/2004               18,028.11              19,249.94              19,400.47              20,903.16
 1/31/2005               17,622.22              18,968.71              18,992.99              20,364.35
 2/28/2005               18,180.46              19,446.79              19,658.60              20,977.17
 3/31/2005               17,829.08              19,081.20              19,238.95              20,518.81
 4/30/2005               17,439.10              18,659.36              18,796.61              20,043.67
 5/31/2005               17,748.95              18,886.60              19,057.78              20,413.75
 6/30/2005               17,902.53              18,796.74              19,220.75              20,615.81
 7/31/2005               18,527.89              19,590.54              19,893.18              21,412.65
 8/31/2005               18,667.50              19,830.18              20,150.11              21,688.16
 9/30/2005               19,152.37              20,174.67              20,652.70              22,232.90
10/31/2005               18,687.71              19,830.18              20,137.63              21,672.59
11/30/2005               19,310.37              20,249.55              20,706.07              22,301.95
12/31/2005               19,738.19              20,833.68              21,397.57              23,030.97

                                               [END CHART]

  Data represents the last business day of each month.
 *Total returns may change over time due to funds being added to or deleted from the category.

THE GRAPH ABOVE COMPARES THE PERFORMANCE OF A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA LIFE WORLD GROWTH FUND TO THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX, THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE, AND THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE. THE DATA IS NOT APPLICABLE TO USAA VARIABLE UNIVERSAL LIFE CONTRACTS.

THE LIPPER VARIABLE ANNUITY GLOBAL FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS.

THE LIPPER VARIABLE ANNUITY GLOBAL CORE FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL VARIABLE INSURANCE PRODUCT GLOBAL FUNDS AS REPORTED BY LIPPER, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS FUND PERFORMANCE OF VARIABLE INSURANCE PRODUCTS, THAT, BY PORTFOLIO PRACTICE, INVEST AT LEAST 75% OF THEIR EQUITY ASSETS IN COMPANIES BOTH INSIDE AND OUTSIDE OF THE UNITED STATES. CORE FUNDS TYPICALLY HAVE AN AVERAGE PRICE-TO-CASH FLOW RATIO, PRICE-TO-BOOK RATIO, AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE COMPARABLE TO THE S&P/CITIGROUP WORLD BMI.

THE MORGAN STANLEY CAPITAL INTERNATIONAL, INC. (MSCI)-WORLD INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENT OF WORLD STOCK MARKETS BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

-----------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

ONE-YEAR:                                 8.23%
THREE-YEAR:                              17.99%
FIVE-YEAR:                                2.88%
10-YEAR:                                  7.62%

REFER TO PAGE 5 FOR STANDARDIZED AUV AVERAGE ANNUAL TOTAL RETURNS OF THE VARIABLE ANNUITY UNDERLYING FUNDS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM. The total returns measure the price change in a share, assuming the reinvestment of all net investment income and realized capital gain distributions. They do not reflect insurance contract charges at the Separate Account level, such as the mortality and expense charge. If they did, the performance quoted would be significantly lower. More specific information regarding the Fund expenses and insurance contract charges can be found in the Variable Annuity and Variable Universal Life prospectuses. The performance data quoted does not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares. Variable Universal Life investors may ask for a personal illustration that shows the effect on performance of all applicable fees and charges, including the cost of insurance and other variables.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
   DECEMBER 31, 2005                    AN OVERVIEW (Continued)
--------------------------------------------------------------------------------

GENERAL DISCUSSION

PERFORMANCE
For the year ended December 31, 2005, the USAA Life World Growth Fund had a total return of 8.23%. This compares to a return of 9.49% for the Morgan Stanley Capital International (MSCI)-World Index, 11.91% for the Lipper Variable Annuity Global Funds Average, and 10.81% for the Lipper Variable Annuity Global Core Funds Average.

PORTFOLIO STRATEGY
Japan was the best-performing developed market in 2005. The Japanese prime minister was re-elected with a mandate to restructure and reform, leading to a very strong snapback in the stocks of Japanese banks, which have suffered for many years from non-performing loans and other structural problems. We remain underweight in Japan because we still don't find the bank stocks particularly attractive; although we are finding companies in other sectors in Japan that we like.

Among the Fund's stocks that had the largest positive contribution to relative performance were Samsung Electronics Co. Ltd. (Korea), EnCana Corp.* (Canada), Hutchison Telecommunications International Ltd. (Hong Kong), and Canadian National Railway Co. (Canada). Hutchison Telecommunications was supported by strong revenue and profit growth as well as good news from its mobile businesses in emerging markets. Canadian National Railway Co. is benefiting from increasing capital expenditures, strong earnings, and a share buyback program. Among the major detractors from relative performance were Dell, Inc. (U.S.), Symantec Corp. (U.S.), and Kingfisher plc* (U.K.), which was hurt by disappointing results related to the cautious British consumer.

Valuations for international companies as a group remain well below their U.S. counterparts, with an earnings environment equal to or better than that in the United States. Many of the companies we own in the Fund are focused on corporate spending. The consumer has proven to be quite resilient, but corporations have been hesitant to spend at a time when they have record amounts of cash on hand. Now they are starting to make investments, and companies in industries such as machinery, heavy construction, and mining equipment are benefiting.

As always, we're choosing to invest in what we believe to be fundamentally solid companies, one stock at a time, wherever we find them in developed stock markets.

-----------------------------------------------------
TOP 10 INDUSTRIES OF EQUITY HOLDINGS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

                                            % of
                                         Net Assets
Pharmaceuticals                             11.2%

Multi-Line Insurance                         5.9

Household Products                           5.5

Health Care Equipment                        3.9

Industrial Gases                             3.7

Diversified Banks                            3.3

Regional Banks                               3.3

Semiconductors                               3.3

Movies & Entertainment                       3.1

Casinos & Gaming                             2.8

Integrated Oil & Gas                         2.8
-----------------------------------------------------

-----------------------------------------------------
TOP 10 EQUITY HOLDINGS
AS OF DECEMBER 31, 2005
-----------------------------------------------------

                                            % of
                                         Net Assets
Reckitt Benckiser plc (United Kingdom)      3.6%

Nestle S.A. (Switzerland)                   2.8

Air Liquide S.A. (France)                   2.6

Johnson & Johnson (U.S.)                    2.2

Samsung Electronics Co. Ltd.(Korea)         2.1

American Express Co. (U.S.)                 2.0

Roche Holdings AG (Switzerland)             2.0

Eli Lilly and Co. (U.S.)                    1.9

Sanofi-Aventis S.A. (France)                1.9

Schneider Electric S.A. (France)            1.9
-----------------------------------------------------

* ENCANA CORP. AND KINGFISHER PLC WERE SOLD OUT OF THE FUND PRIOR TO DECEMBER 31, 2005.

REFER TO THE PORTFOLIO OF INVESTMENTS FOR A COMPLETE LIST OF THE FUND'S
HOLDINGS.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RETURNS.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
                    AN OVERVIEW (Continued)              DECEMBER 31, 2005
--------------------------------------------------------------------------------

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
AS OF DECEMBER 31, 2005
--------------------------------------------------------------------

   [PIE CHART OF COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS]

United States                                                  38.9%
United Kingdom                                                 13.5%
France                                                         12.9%
Japan                                                           9.2%
Other*                                                          8.9%
Switzerland                                                     8.3%
Germany                                                         2.5%
Italy                                                           2.1%
Korea                                                           2.1%
Sweden                                                          2.0%
--------------------------------------------------------------------

* EACH OF THE REMAINING COUNTRIES' INVESTMENTS REPRESENTED LESS THAN 2% OF THE PORTFOLIO'S ASSETS.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA LIFE INVESTMENT TRUST:

We have audited the accompanying statements of assets and liabilities of USAA Life Investment Trust (comprised of USAA Life Aggressive Growth Fund, USAA Life Diversified Assets Fund, USAA Life Growth and Income Fund, USAA Life Income Fund, and USAA Life World Growth Fund) (the "Trust"), including the portfolios of investments, as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented through December 31, 2001, were audited by other auditors whose report, dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting USAA Life Investment Trust at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 15, 2006

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS                  DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                 Value
of Shares                       Security                                 (000)
---------                       --------                                -------
                 COMMON STOCKS (99.9%)

             AEROSPACE & DEFENSE (3.0%)
    3,432    General Dynamics Corp.                                     $   391
    2,483    Lockheed Martin Corp.                                          158
                                                                        -------
                                                                            549
                                                                        -------
             AIR FREIGHT & LOGISTICS (3.2%)
    5,607    FedEx Corp.                                                    580
                                                                        -------
             AUTOMOBILE MANUFACTURERS (0.0%)(i)
        3    Toyota Motor Corp. ADR (Japan)                                   -
                                                                        -------
             BIOTECHNOLOGY (11.9%)
    6,736    Amgen, Inc.*                                                   531
    3,606    Amylin Pharmaceuticals, Inc.*                                  144
   14,352    Genentech, Inc.*                                             1,328
    2,501    Genzyme Corp.*                                                 177
                                                                        -------
                                                                          2,180
                                                                        -------
             CASINOS & GAMING (3.3%)
   10,453    MGM Mirage, Inc.*                                              383
    1,117    Station Casinos, Inc.                                           76
    2,487    Wynn Resorts Ltd.*                                             137
                                                                        -------
                                                                            596
                                                                        -------
             COMMUNICATIONS EQUIPMENT (5.1%)
   20,940    Motorola, Inc.                                                 473
   10,702    QUALCOMM, Inc.                                                 461
                                                                        -------
                                                                            934
                                                                        -------
             COMPUTER HARDWARE (4.1%)
   10,289    Apple Computer, Inc.*                                          740
                                                                        -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.3%)
   10,524    Caterpillar, Inc.                                              608
                                                                        -------
             CONSUMER FINANCE (2.7%)
    8,824    SLM Corp.                                                      486
                                                                        -------
             DIVERSIFIED CAPITAL MARKETS (2.8%)
    5,457    UBS AG (Switzerland)                                           519
                                                                        -------
             DRUG RETAIL (2.2%)
    8,204    CVS Corp.                                                      217
    4,270    Walgreen Co.                                                   189
                                                                        -------
                                                                            406
                                                                        -------
             GENERAL MERCHANDISE STORES (2.5%)
    8,125    Target Corp.                                                   447
                                                                        -------
             HEALTH CARE EQUIPMENT (4.0%)
    6,400    Medtronic, Inc.                                                368
    5,360    Zimmer Holdings, Inc.*                                         362
                                                                        -------
                                                                            730
                                                                        -------
             HEALTH CARE SERVICES (2.1%)
    7,298    Quest Diagnostics, Inc.                                        376
                                                                        -------
             HOME IMPROVEMENT RETAIL (5.4%)
    5,053    Home Depot, Inc.                                               204
   11,830    Lowe's Companies, Inc.                                         789
                                                                        -------
                                                                            993
                                                                        -------
             HOMEBUILDING (4.6%)
    3,827    KB Home                                                        278
    5,207    Lennar Corp. "A"                                               318
    2,558    M.D.C. Holdings, Inc.                                          158
    2,680    Toll Brothers, Inc.*                                            93
                                                                        -------
                                                                            847
                                                                        -------
             HOTELS, RESORTS, & CRUISE LINES (1.2%)
    4,542    Four Seasons Hotels, Inc. (Canada)                             226
                                                                        -------
             HOUSEHOLD PRODUCTS (4.4%)
   13,967    Procter & Gamble Co.                                           808
                                                                        -------
             INDUSTRIAL CONGLOMERATES (3.0%)
   15,866    General Electric Co.                                           556
                                                                        -------
             INTERNET SOFTWARE & SERVICES (2.9%)
    1,287    Google, Inc. "A"*                                              534
                                                                        -------
             INVESTMENT BANKING & BROKERAGE (3.5%)
      965    Goldman Sachs Group, Inc.                                      123
    4,087    Lehman Brothers Holdings, Inc.                                 524
                                                                        -------
                                                                            647
                                                                        -------
             MANAGED HEALTH CARE (8.4%)
   24,836    UnitedHealth Group, Inc.                                     1,543
                                                                        -------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
    3,217    Halliburton Co.                                                199
                                                                        -------
             PROPERTY & CASUALTY INSURANCE (1.1%)
    1,734    Progressive Corp.                                              203
                                                                        -------
             RAILROADS (3.0%)
    4,318    Burlington Northern Santa Fe Corp.                             306
    2,972    Union Pacific Corp.                                            239
                                                                        -------
                                                                            545
                                                                        -------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.9%)
    2,527    St. Joe Co.                                                    170
                                                                        -------
             REGIONAL BANKS (0.4%)
    4,275    UCBH Holdings, Inc.                                             77
                                                                        -------
             RESTAURANTS (3.6%)
    9,584    Starbucks Corp.*                                               287
    8,037    Yum! Brands, Inc.                                              377
                                                                        -------
                                                                            664
                                                                        -------
             SOFT DRINKS (0.9%)
    2,827    PepsiCo, Inc.                                                  167
                                                                        -------
             SPECIALIZED FINANCE (2.5%)
    1,263    Chicago Mercantile Exchange Holdings, Inc.                     464
                                                                        -------
             THRIFTS & MORTGAGE FINANCE (2.6%)
   13,830    Countrywide Financial Corp.                                    473
                                                                        -------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    1,376    America Movil S.A. de C.V. ADR "L" (Mexico)                     40
                                                                        -------
             Total common stocks (cost: $12,803)                         18,307
                                                                        -------
             Total investments (cost: $12,803)                          $18,307
                                                                        =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS                  DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                 Value
of Shares                       Security                                 (000)
---------                       --------                                -------
                 EQUITY SECURITIES (52.6%)

             COMMON STOCKS (51.8%)
             ---------------------
             AEROSPACE & DEFENSE (2.2%)
    3,300    Boeing Co.                                                 $   232
    3,400    Lockheed Martin Corp.                                          216
    4,600    Precision Castparts Corp.                                      238
    7,100    United Technologies Corp.                                      397
                                                                        -------
                                                                          1,083
                                                                        -------
             ALUMINUM (0.3%)
    5,200    Alcoa, Inc.                                                    154
                                                                        -------
             APPAREL RETAIL (0.9%)
    3,200    Abercrombie & Fitch Co. "A"                                    209
    4,100    Christopher & Banks Corp.                                       77
    1,600    Jos. A. Bank Clothiers, Inc.*                                   69
    3,925    Pacific Sunwear of California, Inc.*                            98
                                                                        -------
                                                                            453
                                                                        -------
             APPLICATION SOFTWARE (0.9%)
    3,700    Adobe Systems, Inc.                                            137
    4,500    Amdocs Ltd. (United Kingdom)*                                  124
    2,400    Autodesk, Inc.                                                 103
    1,700    Intuit, Inc.*                                                   90
                                                                        -------
                                                                            454
                                                                        -------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    2,500    Northern Trust Corp.                                           129
    4,700    Nuveen Investments, Inc. "A"                                   200
    5,800    State Street Corp.                                             322
                                                                        -------
                                                                            651
                                                                        -------
             AUTOMOTIVE RETAIL (0.2%)
    3,900    O'Reilly Automotive, Inc.*                                     125
                                                                        -------
             BIOTECHNOLOGY (1.8%)
    5,900    Amgen, Inc.*                                                   465
    3,300    Applera Corp.-Applied Biosystems Group                          88
    2,100    Charles River Laboratories International, Inc.*                 89
    3,700    Genzyme Corp.*                                                 262
                                                                        -------
                                                                            904
                                                                        -------
             BREWERS (0.2%)
    2,800    Anheuser-Busch Companies, Inc.                                 120
                                                                        -------
             BROADCASTING & CABLE TV (0.3%)
    5,400    Comcast Corp. "A"*                                             139
                                                                        -------
             CASINOS & GAMING (0.6%)
    5,400    Penn National Gaming, Inc.*                                    178
    4,800    Shuffle Master, Inc.*                                          121
                                                                        -------
                                                                            299
                                                                        -------
             CATALOG RETAIL (0.1%)
    1,100    Coldwater Creek, Inc.*                                          34
                                                                        -------
             COAL & CONSUMABLE FUELS (0.3%)
    2,200    Cameco Corp. (Canada)                                          139
                                                                        -------
             COMMUNICATIONS EQUIPMENT (1.1%)
    8,800    Cisco Systems, Inc.*                                           151
   19,500    Corning, Inc.*                                                 383
    1,500    Motorola, Inc.                                                  34
                                                                        -------
                                                                            568
                                                                        -------
             COMPUTER HARDWARE (0.3%)
    4,800    Dell, Inc.*                                                    144
                                                                        -------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
    8,700    EMC Corp.*                                                     118
    2,400    QLogic Corp.*                                                   78
                                                                        -------
                                                                            196
                                                                        -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
    2,600    Caterpillar, Inc.                                              150
    2,600    Oshkosh Truck Corp.                                            116
                                                                        -------
                                                                            266
                                                                        -------
             CONSTRUCTION MATERIALS (0.3%)
    2,300    Vulcan Materials Co.                                           156
                                                                        -------
             CONSUMER FINANCE (0.2%)
    2,900    First Marblehead Corp.                                          95
                                                                        -------
             DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    1,600    Affiliated Computer Services, Inc. "A"*                         95
    2,600    Alliance Data Systems Corp.*                                    92
    1,100    DST Systems, Inc.*                                              66
    5,300    First Data Corp.                                               228
    1,800    Paychex, Inc.                                                   69
                                                                        -------
                                                                            550
                                                                        -------
             DEPARTMENT STORES (0.6%)
    5,800    Kohl's Corp.*                                                  282
                                                                        -------
             DISTILLERS & VINTNERS (0.0%)
      900    Constellation Brands, Inc. "A"*                                 24
                                                                        -------
             DIVERSIFIED BANKS (1.3%)
   14,200    Bank of America Corp.                                          655
                                                                        -------
             DIVERSIFIED CHEMICALS (0.5%)
    5,300    Du Pont (E.I.) De Nemours & Co.                                225
                                                                        -------
             DIVERSIFIED METALS & MINING (0.3%)
      700    Rio Tinto plc ADR (United Kingdom)                             128
                                                                        -------
             EDUCATIONAL SERVICES (0.5%)
    2,300    Career Education Corp.*                                         77
    2,700    ITT Educational Services, Inc.*                                160
                                                                        -------
                                                                            237
                                                                        -------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
    2,100    Amphenol Corp. "A"                                              93
                                                                        -------
             ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
    8,400    Waste Management, Inc.                                         255
                                                                        -------
             GOLD (0.8%)
    1,900    Freeport-McMoRan Copper & Gold, Inc. "B"                       102
    5,800    Newmont Mining Corp.                                           310
                                                                        -------
                                                                            412
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS (Continued)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                 Value
of Shares                       Security                                 (000)
---------                       --------                                -------
             HEALTH CARE DISTRIBUTORS (0.1%)
    1,800    Patterson Companies, Inc.*                                 $    60
                                                                        -------
             HEALTH CARE EQUIPMENT (2.5%)
    5,700    Biomet, Inc.                                                   208
    1,900    Diagnostic Products Corp.                                       92
    4,600    Fisher Scientific International, Inc.*                         285
    3,200    Kinetic Concepts, Inc.*                                        127
    8,400    Medtronic, Inc.                                                484
    1,550    Waters Corp.*                                                   59
                                                                        -------
                                                                          1,255
                                                                        -------
             HEALTH CARE FACILITIES (0.2%)
    3,100    Triad Hospitals, Inc.*                                         122
                                                                        -------
             HEALTH CARE SERVICES (0.3%)
    3,000    Omnicare, Inc.                                                 172
                                                                        -------
             HEALTH CARE SUPPLIES (0.2%)
    2,130    Cooper Companies, Inc.                                         109
                                                                        -------
             HOME FURNISHINGS (0.1%)
      400    Mohawk Industries, Inc.*                                        35
                                                                        -------
             HOME IMPROVEMENT RETAIL (0.6%)
    4,400    Lowe's Companies, Inc.                                         293
                                                                        -------
             HOMEBUILDING (0.4%)
    6,166    D.R. Horton, Inc.                                              220
                                                                        -------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    5,000    Hilton Hotels Corp.                                            121
                                                                        -------
             HOUSEHOLD PRODUCTS (1.3%)
   11,200    Procter & Gamble Co.                                           648
                                                                        -------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
    4,900    TXU Corp.                                                      246
                                                                        -------
             INDUSTRIAL CONGLOMERATES (1.4%)
   16,300    General Electric Co.                                           571
    1,500    Textron, Inc.                                                  116
                                                                        -------
                                                                            687
                                                                        -------
             INDUSTRIAL MACHINERY (0.3%)
    3,800    Ingersoll-Rand Co. Ltd. "A"                                    153
                                                                        -------
             INTEGRATED OIL & GAS (2.0%)
    5,300    ConocoPhillips                                                 309
    9,400    Exxon Mobil Corp.                                              528
    3,600    Petro-Canada (Canada)                                          144
                                                                        -------
                                                                            981
                                                                        -------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   13,500    Qwest Communications International, Inc.*                       76
                                                                        -------
             INTERNET SOFTWARE & SERVICES (1.1%)
      270    Google, Inc. "A"*                                              112
   11,700    Yahoo!, Inc.*                                                  458
                                                                        -------
                                                                            570
                                                                        -------
             INVESTMENT BANKING & BROKERAGE (1.4%)
   17,900    E*TRADE Financial Corp.*                                       373
    5,000    Merrill Lynch & Co., Inc.                                      339
                                                                        -------
                                                                            712
                                                                        -------
             MANAGED HEALTH CARE (1.5%)
    3,050    Coventry Health Care, Inc.*                                    174
    2,700    Health Net, Inc.*                                              139
    5,500    WellPoint, Inc.*                                               439
                                                                        -------
                                                                            752
                                                                        -------
             MOVIES & ENTERTAINMENT (1.7%)
   34,300    Time Warner, Inc.                                              598
    7,000    Viacom, Inc. "B"*                                              228
                                                                        -------
                                                                            826
                                                                        -------
             MULTI-LINE INSURANCE (0.5%)
    4,000    American International Group, Inc.                             273
                                                                        -------
             OIL & GAS DRILLING (0.3%)
    2,600    GlobalSantaFe Corp.                                            125
                                                                        -------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    1,200    National-Oilwell Varco, Inc.*                                   75
    3,700    Schlumberger Ltd.                                              360
                                                                        -------
                                                                            435
                                                                        -------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    6,400    Chesapeake Energy Corp.                                        203
   10,000    Noble Energy, Inc.                                             403
    1,900    Woodside Petroleum Ltd. ADR (Australia)                         55
    2,233    XTO Energy, Inc.                                                98
                                                                        -------
                                                                            759
                                                                        -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   11,000    Citigroup, Inc.                                                534
                                                                        -------
             PHARMACEUTICALS (2.8%)
    6,500    Abbott Laboratories                                            256
    5,800    Biovail Corp. (Canada)                                         138
    3,700    Eisai Co. Ltd. ADR (Japan)                                     156
    4,500    Eli Lilly and Co.                                              255
    3,500    Pfizer, Inc.                                                    81
    5,300    Sanofi-Aventis ADR (France)                                    233
   13,500    Schering-Plough Corp.                                          281
                                                                        -------
                                                                          1,400
                                                                        -------
             PROPERTY & CASUALTY INSURANCE (2.1%)
    5,000    ACE Ltd.                                                       267
    1,590    Ambac Financial Group, Inc.                                    123
    2,200    Chubb Corp.                                                    215
    7,284    St. Paul Travelers Companies, Inc.                             325
    2,400    W.R. Berkley Corp.                                             114
                                                                        -------
                                                                          1,044
                                                                        -------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
    2,800    Simon Property Group, Inc.                                     215
                                                                        -------
             RESTAURANTS (0.3%)
    1,500    CBRL Group, Inc.                                                53
    1,900    Outback Steakhouse, Inc.                                        79
                                                                        -------
                                                                            132
                                                                        -------
             SEMICONDUCTOR EQUIPMENT (0.3%)
    2,300    Lam Research Corp.*                                             82
    1,800    Varian Semiconductor Equipment Associates, Inc.*                79
                                                                        -------
                                                                            161
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS (Continued)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                 Value
of Shares                       Security                                 (000)
---------                       --------                                -------
             SEMICONDUCTORS (1.0%)
    8,900    Intel Corp.                                                $   222
    4,800    Microchip Technology, Inc.                                     155
    4,500    Texas Instruments, Inc.                                        144
                                                                        -------
                                                                            521
                                                                        -------
             SOFT DRINKS (0.8%)
    6,800    PepsiCo, Inc.                                                  402
                                                                        -------
             SPECIALTY STORES (0.7%)
   10,140    Michaels Stores, Inc.                                          359
                                                                        -------
             SYSTEMS SOFTWARE (1.6%)
   30,700    Microsoft Corp.                                                803
                                                                        -------
             TECHNOLOGY DISTRIBUTORS (0.2%)
    1,730    CDW Corp.                                                      100
                                                                        -------
             THRIFTS & MORTGAGE FINANCE (0.7%)
    3,500    Golden West Financial Corp.                                    231
    3,600    IndyMac Bancorp, Inc.                                          140
                                                                        -------
                                                                            371
                                                                        -------
             TOBACCO (1.1%)
    6,200    Altria Group, Inc.                                             463
    1,900    Loews Corp. - Carolina Group                                    84
                                                                        -------
                                                                            547
                                                                        -------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
    2,200    Fastenal Co.                                                    86
                                                                        -------
             TRUCKING (0.5%)
    2,100    CNF, Inc.                                                      117
    2,600    Yellow Roadway Corp.*                                          116
                                                                        -------
                                                                            233
                                                                        -------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
    7,200    Alamosa Holdings, Inc.*                                        134
   17,443    Sprint Nextel Corp.                                            407
                                                                        -------
                                                                            541
                                                                        -------
             Total common stocks (cost: $21,333)                         25,920
                                                                        -------
             EXCHANGE-TRADED FUNDS (0.8%)
             ----------------------------
    2,600    iShares Russell 2000 Growth Index Fund                         181
    1,500    MidCap SPDR Trust Series 1                                     202
                                                                        -------
             Total exchange-traded funds (cost: $308)                       383
                                                                        -------
             Total equity securities (cost: $21,641)                     26,303
                                                                        -------
Principal                                      Coupon or
 Amount                                         Discount
 (000)                                           Rate       Maturity
---------                                      ---------    --------
                 BONDS (42.8%)

             CORPORATE OBLIGATIONS (19.0%)
             -----------------------------
             BIOTECHNOLOGY (1.0%)
   $  500    Genetech, Inc., Senior Notes        4.75%     7/15/2015        487
                                                                        -------
             BROADCASTING & CABLE TV (1.0%)
      500    Comcast Cable Communications,
                Inc., Senior Notes               6.88      6/15/2009        526
                                                                        -------
             CONSUMER FINANCE (2.1%)
    1,000    Household Finance Corp., Notes      6.38      8/01/2010      1,053
                                                                        -------
             DIVERSIFIED BANKS (1.9%)
      500    JPMorgan Chase & Co., Notes         4.50      1/15/2012        484
      500    Wells Fargo & Co., Notes            4.63      8/09/2010        495
                                                                        -------
                                                                            979
                                                                        -------
             ENVIRONMENTAL & FACILITIES SERVICES (2.2%)
    1,000    Waste Management, Inc.,
                Senior Notes                     7.38      8/01/2010      1,089
                                                                        -------
             GAS UTILITIES (2.3%)
      150    Energy Transfer Partners, LP,
                Senior Notes                     5.95      2/01/2015        150
      500    Gulfstream Natural Gas
                Systems LLC, Senior Notes(h)     5.56     11/01/2015        506
      500    Valero Logistics Operations,
                LP, Senior Notes                 6.05      3/15/2013        517
                                                                        -------
                                                                          1,173
                                                                        -------
             MOVIES & ENTERTAINMENT (1.0%)
      500    News America, Inc., Notes           5.30     12/15/2014        497
                                                                        -------
             MULTI-LINE INSURANCE (1.1%)
      500    AIG Sunamerica Global
                Financing, Senior Notes(h)       6.30      5/10/2011        532
                                                                        -------
             OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    1,000    Devon Financing Corp., ULC, Notes   6.88      9/30/2011      1,095
                                                                        -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
      500    Citigroup, Inc., Global Notes       4.13      2/22/2010        486
                                                                        -------
             PROPERTY & CASUALTY INSURANCE (1.0%)
      500    Berkshire Hathaway
                Finance Corp., Senior Notes      4.85      1/15/2015        492
                                                                        -------
             REGIONAL BANKS (2.2%)
    1,000    Imperial Bank,
                Subordinated Capital Notes       8.50      4/01/2009      1,104
                                                                        -------
             Total corporate obligations (cost: $9,194)                   9,513
                                                                        -------
             EURODOLLAR AND YANKEE OBLIGATIONS (2.0%)(f)
             -------------------------------------------
             OIL & GAS REFINING & MARKETING (1.0%)
      500    GS Caltex Corp., Notes (Korea)(h)   5.50     10/15/2015        500
                                                                        -------
             REAL ESTATE INVESTMENT TRUSTS (1.0%)
             500 Westfield Capital Corp.,
                Senior Notes (Australia)(h)      5.13     11/15/2014        495
                                                                        -------
             Total Eurodollar and Yankee obligations (cost: $997)           995
                                                                        -------
             ASSET-BACKED SECURITIES (3.2%)
             ------------------------------
             ASSET-BACKED FINANCING
    1,000    Detroit Edison Securitization
                Funding, LLC, Series 2001-1,
                Class A5                         6.42      3/01/2015      1,081
      500    John Deere Owner Trust,
                Series 2005-A, Class A2          3.79     12/17/2007        498
                                                                        -------
             Total asset-backed securities (cost: $1,525)                 1,579
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE DIVERSIFIED ASSETS FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS (Continued)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

Principal                                      Coupon or                 Market
 Amount                                         Discount                  Value
 (000)            Security                        Rate     Maturity       (000)
---------         --------                     ---------   --------      ------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.6%)
             --------------------------------------------
   $  500    First Union National Bank Commercial
                Mortgage Trust, Series
                1999-C4, Class A2                7.39%    12/15/2031    $   537
      614    GE Commercial Mortgage Corp.,
                Series 2003-C2, Class A1         2.78      7/10/2037        596
      163    Morgan Stanley Dean Witter
                Capital I, Inc., Series 2001-IQA,
                Class A2                         5.33     12/18/2032        163
      500    Nomura Asset Securities Corp.,
                Series 1998-D6, Class A1B        6.59      3/15/2030        517
      978    TIAA CMBS I Trust,
                Series 2001 C1A, Class A-3(h)    6.56      6/19/2026      1,004
                                                                        -------
             Total commercial mortgage-backed
                securities (cost: $2,808)                                 2,817
                                                                        -------
             U.S. GOVERNMENT AGENCY ISSUES (3.1%)(e)
             ---------------------------------------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.4%)
      992    Fannie Mae, Pool 829284(+)          5.50      9/01/2035        983
      221    Government National
                Mortgage Assn. I, Pool 579554    7.00      1/15/2032        232
                                                                        -------
                                                                          1,215
                                                                        -------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.7%)
      381    Rowan Companies, Inc.,
                Guaranteed Bond, Title XI        2.80     10/20/2013        354
                                                                        -------
             Total U.S. government agency issues
                (cost: $1,577)                                            1,569
                                                                        -------
             U.S. TREASURY SECURITIES (8.6%)
             -------------------------------
             BONDS & NOTES (6.4%)
    1,000    4.00%, 2/15/2014                                               973
    1,850    4.00%, 2/15/2015                                             1,794
      250    4.13%, 5/15/2015                                               245
      150    5.25%, 11/15/2028                                              164
                                                                        -------
                                                                          3,176
                                                                        -------
             INFLATION-INDEXED NOTES (2.2%)(d)
    1,030    3.50%, 1/15/2011                                             1,101
                                                                        -------
             Total U.S. Treasury securities (cost: $4,215)                4,277
                                                                        -------
             MUNICIPAL BONDS (1.3%)
             ----------------------
             APPROPRIATED DEBT (1.0%)
      500    New Jersey Economic Development
                Auth. RB, Series 2005B           5.18     11/01/2015        502
                                                                        -------
             COMMUNITY SERVICE (0.3%)
      165    Jicarilla Apache Nation, NM, RB     2.95     12/01/2006        162
             Total municipal bonds (cost: $665)                             664
                                                                        -------
             Total bonds (cost: $20,981)                                 21,414
                                                                        -------
                 MONEY MARKET INSTRUMENTS (3.7%)

             COMMERCIAL PAPER (2.2%)
             -----------------------
             AUTOMOBILE MANUFACTURERS
    1,115    DaimlerChrysler NA Holding Corp.    4.47      1/03/2006      1,115
                                                                        -------
             VARIABLE-RATE DEMAND NOTES (0.6%)(c)
             ------------------------------------
             Electric Utilities
      300    Sempra Energy ESOP,
             Series 1999A (NBGA)(h)              4.87     11/01/2014        300
                                                                        -------
   Number
of Shares
---------
             MONEY MARKET FUNDS (0.9%)
             -------------------------
  442,522    SSgA Prime Money Market Fund        4.14(a)          --        442
                                                                        -------
             Total money market instruments (cost: $1,857)                1,857
                                                                        -------
             Total investments (cost: $44,479)                          $49,574
                                                                        =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS                  DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                  Value
of Shares                       Security                                  (000)
---------                       --------                                 ------
                 EQUITY SECURITIES (97.7%)

             COMMON STOCKS (96.3%)
             ---------------------
             AEROSPACE & DEFENSE (4.1%)
    8,100    Boeing Co.                                                 $   569
    8,300    Lockheed Martin Corp.                                          528
   10,700    Precision Castparts Corp.                                      554
   17,200    United Technologies Corp.                                      962
                                                                        -------
                                                                          2,613
                                                                        -------
             ALUMINUM (0.6%)
   12,600    Alcoa, Inc.                                                    373
                                                                        -------
             APPAREL RETAIL (1.7%)
    7,500    Abercrombie & Fitch Co. "A"                                    489
    9,600    Christopher & Banks Corp.                                      180
    3,900    Jos. A. Bank Clothiers, Inc.*                                  169
    9,125    Pacific Sunwear of California, Inc.*                           228
                                                                        -------
                                                                          1,066
                                                                        -------
             APPLICATION SOFTWARE (1.7%)
    9,200    Adobe Systems, Inc.                                            340
   10,700    Amdocs Ltd. (United Kingdom)*                                  294
    5,500    Autodesk, Inc.                                                 236
    3,800    Intuit, Inc.*                                                  203
                                                                        -------
                                                                          1,073
                                                                        -------
             ASSET MANAGEMENT & CUSTODY BANKS (2.4%)
    5,800    Northern Trust Corp.                                           301
   10,800    Nuveen Investments, Inc. "A"                                   460
   14,200    State Street Corp.                                             787
                                                                        -------
                                                                          1,548
                                                                        -------
             AUTOMOTIVE RETAIL (0.4%)
    9,000    O'Reilly Automotive, Inc.*                                     288
                                                                        -------
             BIOTECHNOLOGY (3.3%)
   14,100    Amgen, Inc.*                                                 1,112
    7,500    Applera Corp. - Applied Biosystems Group                       199
    4,800    Charles River Laboratories International, Inc.*                203
    8,900    Genzyme Corp.*                                                 630
                                                                        -------
                                                                          2,144
                                                                        -------
             BREWERS (0.5%)
    7,000    Anheuser-Busch Companies, Inc.                                 301
                                                                        -------
             BROADCASTING & CABLE TV (0.5%)
   13,200    Comcast Corp. "A"*                                             339
                                                                        -------
             CASINOS & GAMING (1.1%)
   12,500    Penn National Gaming, Inc.*                                    412
   11,100    Shuffle Master, Inc.*                                          279
                                                                        -------
                                                                            691
                                                                        -------
             CATALOG RETAIL (0.1%)
    2,600    Coldwater Creek, Inc.*                                          79
                                                                        -------
             COAL & CONSUMABLE FUELS (0.5%)
    5,100    Cameco Corp. (Canada)                                          323
                                                                        -------
             COMMUNICATIONS EQUIPMENT (2.1%)
   21,100    Cisco Systems, Inc.*                                           361
   46,600    Corning, Inc.*                                                 916
    3,700    Motorola, Inc.                                                  84
                                                                        -------
                                                                          1,361
                                                                        -------
             COMPUTER HARDWARE (0.5%)
   11,500    Dell, Inc.*                                                    345
                                                                        -------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
   21,400    EMC Corp.*                                                     291
    5,400    QLogic Corp.*                                                  176
                                                                        -------
                                                                            467
                                                                        -------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
    6,400    Caterpillar, Inc.                                              370
    6,100    Oshkosh Truck Corp.                                            272
                                                                        -------
                                                                            642
                                                                        -------
             CONSTRUCTION MATERIALS (0.6%)
    5,400    Vulcan Materials Co.                                           366
                                                                        -------
             CONSUMER FINANCE (0.3%)
    6,800    First Marblehead Corp.                                         223
                                                                        -------
             DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
    3,700    Affiliated Computer Services, Inc. "A"*                        219
    5,900    Alliance Data Systems Corp.*                                   210
    2,600    DST Systems, Inc.*                                             156
   12,900    First Data Corp.                                               555
    4,200    Paychex, Inc.                                                  160
                                                                        -------
                                                                          1,300
                                                                        -------
             DEPARTMENT STORES (1.0%)
   13,600    Kohl's Corp.*                                                  661
                                                                        -------
             DISTILLERS & VINTNERS (0.1%)
    2,100    Constellation Brands, Inc. "A"*                                 55
                                                                        -------
             DIVERSIFIED BANKS (2.5%)
   34,236    Bank of America Corp.                                        1,580
                                                                        -------
             DIVERSIFIED CHEMICALS (0.9%)
   13,400    Du Pont (E.I.) De Nemours & Co.                                570
                                                                        -------
             DIVERSIFIED METALS & MINING (0.5%)
    1,600    Rio Tinto plc ADR (United Kingdom)                             292
                                                                        -------
             EDUCATIONAL SERVICES (0.9%)
    5,500    Career Education Corp.*                                        185
    6,200    ITT Educational Services, Inc.*                                367
                                                                        -------
                                                                            552
                                                                        -------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.3%)
    5,000    Amphenol Corp. "A"                                             221
                                                                        -------
             ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
   20,000    Waste Management, Inc.                                         607
                                                                        -------
             GOLD (1.5%)
    4,500    Freeport-McMoRan Copper & Gold, Inc. "B"                       242
   13,600    Newmont Mining Corp.                                           726
                                                                        -------
                                                                            968
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS (Continued)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                  Value
of Shares                       Security                                  (000)
---------                       --------                                 ------
             HEALTH CARE DISTRIBUTORS (0.2%)
    4,100    Patterson Companies, Inc.*                                 $   137
                                                                        -------
             HEALTH CARE EQUIPMENT (4.7%)
   13,400    Biomet, Inc.                                                   490
    4,500    Diagnostic Products Corp.                                      219
   10,700    Fisher Scientific International, Inc.*                         662
    7,400    Kinetic Concepts, Inc.*                                        294
   20,900    Medtronic, Inc.                                              1,203
    3,500    Waters Corp.*                                                  132
                                                                        -------
                                                                          3,000
                                                                        -------
             HEALTH CARE FACILITIES (0.4%)
    7,200    Triad Hospitals, Inc.*                                         282
                                                                        -------
             HEALTH CARE SERVICES (0.6%)
    6,900    Omnicare, Inc.                                                 395
                                                                        -------
             HEALTH CARE SUPPLIES (0.4%)
    4,950    Cooper Companies, Inc.                                         254
                                                                        -------
             HOME FURNISHINGS (0.1%)
      700    Mohawk Industries, Inc.*                                        61
                                                                        -------
             HOME IMPROVEMENT RETAIL (1.1%)
   10,600    Lowe's Companies, Inc.                                         707
                                                                        -------
             HOMEBUILDING (0.8%)
   14,266    D.R. Horton, Inc.                                              510
                                                                        -------
             HOTELS, RESORTS, & CRUISE LINES (0.4%)
   11,600    Hilton Hotels Corp.                                            280
                                                                        -------
             HOUSEHOLD PRODUCTS (2.5%)
   27,500    Procter & Gamble Co.                                         1,592
                                                                        -------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
   11,400    TXU Corp.                                                      572
                                                                        -------
             INDUSTRIAL CONGLOMERATES (2.6%)
   39,900    General Electric Co.                                         1,399
    3,500    Textron, Inc.                                                  269
                                                                        -------
                                                                          1,668
                                                                        -------
             INDUSTRIAL MACHINERY (0.6%)
    9,400    Ingersoll-Rand Co. Ltd. "A"                                    380
                                                                        -------
             INTEGRATED OIL & GAS (3.7%)
   12,800    ConocoPhillips                                                 745
   22,800    Exxon Mobil Corp.                                            1,280
    8,500    Petro-Canada (Canada)                                          341
                                                                        -------
                                                                          2,366
                                                                        -------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   31,300    Qwest Communications International, Inc.*                      177
                                                                        -------
             INTERNET SOFTWARE & SERVICES (2.2%)
      660    Google, Inc. "A"*                                              274
   28,500    Yahoo!, Inc.*                                                1,116
                                                                        -------
                                                                          1,390
                                                                        -------
             INVESTMENT BANKING & BROKERAGE (2.6%)
   41,400    E*TRADE Financial Corp.*                                       863
   12,000    Merrill Lynch & Co., Inc.                                      813
                                                                        -------
                                                                          1,676
                                                                        -------
             MANAGED HEALTH CARE (2.7%)
    7,000    Coventry Health Care, Inc.*                                    399
    6,100    Health Net, Inc.*                                              314
   13,000    WellPoint, Inc.*                                             1,037
                                                                        -------
                                                                          1,750
                                                                        -------
             MOVIES & ENTERTAINMENT (3.2%)
   84,600    Time Warner, Inc.                                            1,475
   16,800    Viacom, Inc. "B"*                                              548
                                                                        -------
                                                                          2,023
                                                                        -------
             MULTI-LINE INSURANCE (1.0%)
    9,562    American International Group, Inc.                             652
                                                                        -------
             OIL & GAS DRILLING (0.5%)
    6,200    GlobalSantaFe Corp.                                            299
                                                                        -------
             OIL & GAS EQUIPMENT & SERVICES (1.6%)
    2,600    National-Oilwell Varco, Inc.*                                  163
    8,700    Schlumberger Ltd.                                              845
                                                                        -------
                                                                          1,008
                                                                        -------
             OIL & GAS EXPLORATION & PRODUCTION (2.7%)
   15,000    Chesapeake Energy Corp.                                        476
   23,300    Noble Energy, Inc.                                             939
    4,400    Woodside Petroleum Ltd. ADR (Australia)                        126
    5,066    XTO Energy, Inc.                                               223
                                                                        -------
                                                                          1,764
                                                                        -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
   26,543    Citigroup, Inc.                                              1,288
                                                                        -------
             PHARMACEUTICALS (5.3%)
   15,600    Abbott Laboratories                                            615
   13,400    Biovail Corp. (Canada)                                         318
    8,900    Eisai Co. Ltd. ADR (Japan)                                     375
   10,800    Eli Lilly and Co.                                              611
    8,700    Pfizer, Inc.                                                   203
   12,900    Sanofi-Aventis ADR (France)                                    566
   32,800    Schering-Plough Corp.                                          684
                                                                        -------
                                                                          3,372
                                                                        -------
             PROPERTY & CASUALTY INSURANCE (3.9%)
   12,100    ACE Ltd.                                                       647
    3,650    Ambac Financial Group, Inc.                                    281
    5,100    Chubb Corp.                                                    498
   17,792    St. Paul Travelers Companies, Inc.                             795
    5,700    W.R. Berkley Corp.                                             271
                                                                        -------
                                                                          2,492
                                                                        -------
             REAL ESTATE INVESTMENT TRUSTS (0.8%)
    6,500    Simon Property Group, Inc.                                     498
                                                                        -------
             RESTAURANTS (0.5%)
    3,400    CBRL Group, Inc.                                               120
    4,500    Outback Steakhouse, Inc.                                       187
                                                                        -------
                                                                            307
                                                                        -------
             SEMICONDUCTOR EQUIPMENT (0.6%)
    5,500    Lam Research Corp.*                                            196
    4,100    Varian Semiconductor Equipment Associates, Inc.                180
                                                                        -------
                                                                            376
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                        USAA LIFE GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS (Continued)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                  Value
of Shares                       Security                                  (000)
---------                       --------                                 ------
             SEMICONDUCTORS (2.0%)
   21,700    Intel Corp.                                                $   542
   11,200    Microchip Technology, Inc.                                     360
   11,300    Texas Instruments, Inc.                                        362
                                                                        -------
                                                                          1,264
                                                                        -------
             SOFT DRINKS (1.5%)
   16,800    PepsiCo, Inc.                                                  993
                                                                        -------
             SPECIALTY STORES (1.3%)
   23,500    Michaels Stores, Inc.                                          831
                                                                        -------
             SYSTEMS SOFTWARE (3.0%)
   73,000    Microsoft Corp.                                              1,909
                                                                        -------
             TECHNOLOGY DISTRIBUTORS (0.3%)
    3,870    CDW Corp.                                                      223
                                                                        -------
             THRIFTS & MORTGAGE FINANCE (1.4%)
    8,500    Golden West Financial Corp.                                    561
    8,400    IndyMac Bancorp, Inc.                                          328
                                                                        -------
                                                                            889
                                                                        -------
             TOBACCO (2.0%)
   14,900    Altria Group, Inc.                                           1,113
    4,500    Loews Corp. - Carolina Group                                   198
                                                                        -------
                                                                          1,311
                                                                        -------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
    5,100    Fastenal Co.                                                   200
                                                                        -------
             TRUCKING (0.8%)
    5,000    CNF, Inc.                                                      280
    5,900    Yellow Roadway Corp.*                                          263
                                                                        -------
                                                                            543
                                                                        -------
             WIRELESS TELECOMMUNICATION SERVICES (2.1%)
   20,300    Alamosa Holdings, Inc.*                                        378
   41,181    Sprint Nextel Corp.                                            962
                                                                          1,340
                                                                        -------
             Total common stocks (cost: $50,724)                         61,827
                                                                        -------
             EXCHANGE-TRADED FUNDS (1.4%)
             ----------------------------
    6,100    iShares Russell 2000 Growth Index Fund                         425
    3,600    MidCap SPDR Trust Series 1                                     485
             Total exchange-traded funds (cost: $732)                       910
                                                                        -------
             Total equity securities (cost: $51,456)                     62,737
                                                                        -------
                 MONEY MARKET INSTRUMENTS (1.8%)

             MONEY MARKET FUNDS
             ------------------
1,154,430    SSgA Prime Money Market
                Fund, 4.14%(a)(cost: $1,154)                              1,154
                                                                        -------
             Total investments (cost: $52,610)                          $63,891
                                                                        =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS                  DECEMBER 31, 2005
--------------------------------------------------------------------------------

Principal                                      Coupon or                 Market
 Amount                                         Discount                 Value
 (000)               Security                     Rate      Maturity     (000)
---------            --------                  ---------    --------     ------
                 CORPORATE OBLIGATIONS (42.5%)

             AIR FREIGHT & LOGISTICS (1.3%)
   $  300    Caliber Systems, Inc., Notes        7.80%     8/01/2006    $   304
                                                                        -------
             BIOTECHNOLOGY (4.0%)
      500    Amgen, Inc., Senior Notes           4.85     11/18/2014        493
      500    Genetech, Inc., Senior Notes        4.75      7/15/2015        488
                                                                        -------
                                                                            981
                                                                        -------
             BROADCASTING & CABLE TV (1.3%)
      300    Comcast Cable Communications,
                Inc., Senior Notes               6.88      6/15/2009        315
                                                                        -------
             CONSUMER FINANCE (8.4%)
    1,000    Household Finance Corp., Notes      6.38     10/15/2011      1,058
    1,000    SLM Corp., MTN, CPI
                Floating Rate Notes              6.06(b)   6/01/2009        976
                                                                        -------
                                                                          2,034
                                                                        -------
             DIVERSIFIED BANKS (2.0%)
      500    JPMorgan Chase & Co., Notes         4.50      1/15/2012        484
                                                                        -------
             GAS UTILITIES (5.0%)
      200    Energy Transfer Partners,
                LP, Senior Notes                 5.95      2/01/2015        200
      500    Gulfstream Natural Gas Systems
                LLC, Senior Notes(h)             5.56     11/01/2015        506
      500    Valero Logistics Operations,
                LP, Senior Notes                 6.05      3/15/2013        517
                                                                        -------
                                                                          1,223
                                                                        -------
             HOUSEHOLD PRODUCTS (2.2%)
      500    Clorox Co., Notes                   6.13      2/01/2011        523
                                                                        -------
             INTEGRATED OIL & GAS (2.4%)
      500    Phillips Petroleum Co., Notes       8.75      5/25/2010        576
                                                                        -------
             INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
      500    SBC Communications, Inc., Notes     5.75      5/02/2006        501
                                                                        -------
             MOVIES & ENTERTAINMENT (2.0%)
      500    News America, Inc., Notes           5.30     12/15/2014        497
                                                                        -------
             MULTI-UTILITIES (2.0%)
      500    South Carolina Electric & Gas Co.,
                First Mortgage Bond              5.30      5/15/2033        491
                                                                        -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
      500    Citigroup, Inc., Global Notes       4.13      2/22/2010        486
                                                                        -------
             PACKAGED FOODS & MEAT (2.2%)
      500    Kellogg Co., Notes, Series B        6.60      4/01/2011        536
                                                                        -------
             PROPERTY & CASUALTY INSURANCE (2.0%)
      500    Berkshire Hathaway Finance Corp.,
                Senior Notes                     4.85      1/15/2015        492
                                                                        -------
             REAL ESTATE INVESTMENT TRUSTS (2.3%)
      500    Pan Pacific Retail Properties, Inc.,
                Notes                            7.95      4/15/2011        559
                                                                        -------
             TRUCKING (1.3%)
      280    USF Corp., Guaranteed Debentures    8.50%     4/15/2010        309
                                                                        -------
             Total corporate obligations (cost: $10,093)                 10,311
                                                                        -------
      EURODOLLAR AND YANKEE OBLIGATIONS (2.0%)(f)

             REAL ESTATE INVESTMENT TRUSTS
      500    Westfield Capital Corp., Senior
                Notes (Australia)(h)(cost: $499) 5.13     11/15/2014        495
                                                                        -------
                 ASSET-BACKED SECURITIES (6.2%)

             ASSET-BACKED FINANCING
      500    Capital One Prime Auto Receivables
                Trust, Notes, Series 2005-1,
                Class A2                         4.24     11/15/2007        499
    1,000    Honda Auto Receivables Owner
                Trust, Notes, Series 2005-3,
                Class A2                         3.73     10/18/2007        995
                                                                        -------
             Total asset-backed securities (cost: $1,500)                 1,494
                                                                        -------
COMMERCIAL MORTGAGE-BACKED SECURITIES (3.6%)

      216    Banc America Commercial Mortgage,
                Inc., Series 2004-3, Class A1    2.98      6/10/2039        214
      163    Morgan Stanley Dean Witter Capital I,
                Inc., Series 2001-IQA, Class A2  5.33     12/18/2032        163
      500    Wachovia Bank Commercial
                Mortgage Trust, Series 2005-C18,
                Class APB                        4.81      4/15/2042        491
                                                                        -------
             Total commercial mortgage-backed
                securities (cost: $883)                                     868
                                                                        -------
     U.S. GOVERNMENT AGENCY ISSUES (18.9%)(e)

             DEBENTURES (2.1%)
      500    Fannie Mae, Notes(+)                6.63     10/15/2007        516
                                                                        -------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (13.9%)
             Fannie Mae(+),
      672       Pool 254766                      5.00      6/01/2033        654
       50       Pool 190312                      6.50      4/01/2031         52
      115       Pool 254239                      6.50      3/01/2032        118
        9       Pool 359571                      7.00     10/01/2026          9
             Government National Mortgage Assn. I,
    1,036       Pool 471357                      5.50      2/15/2033      1,044
      491       Pool 780770                      6.00      4/15/2028        504
      337       Pool 603869                      6.00      1/15/2033        345
      163       Pool 504209                      7.00      6/15/2029        171
      246       Pool 583236                      7.00      4/15/2032        259
      204    Government National
                Mortgage Assn. II, Pool 781494   6.50      8/20/2031        211
                                                                        -------
                                                                          3,367
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                              USAA LIFE INCOME FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS(Continued)       DECEMBER 31, 2005
--------------------------------------------------------------------------------

Principal                                      Coupon or                 Market
 Amount                                         Discount                 Value
 (000)               Security                     Rate      Maturity     (000)
---------            --------                  ---------    --------     ------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (2.9%)
   $  762    Rowan Companies, Inc.,
                Guaranteed Bond, Title XI        2.80%    10/20/2013    $   708
                                                                        -------
             Total U.S. government agency issues
                (cost: $4,609)                                            4,591
                                                                        -------
                 U.S. TREASURY SECURITIES (13.1%)

             BONDS AND NOTES (8.8%)
    1,000    4.25%, 11/15/2014                                              989
    1,000    4.25%, 8/15/2014                                               989
      150    5.25%, 11/15/2028                                              164
                                                                        -------
                                                                          2,142
                                                                        -------
             INFLATION-INDEXED NOTES (4.3%)(d)
      528    2.38%, 1/15/2025                                               555
      446    3.50%, 1/15/2011                                               477
                                                                        -------
                                                                          1,032
                                                                        -------
             Total U.S. Treasury securities (cost: $3,175)                3,174
                                                                        -------
                 MUNICIPAL BONDS (2.1%)

             ELECTRIC UTILITIES
      500    Brazos River Auth., TX, PCRB,
                Series 1995A (TXU) (cost: $502)  5.40      4/01/2030(g)     504
                                                                        -------
  Number
of Shares
---------
                 PREFERRED STOCKS (7.9%)

             REAL ESTATE INVESTMENT TRUSTS
    3,000    BRE Properties, Inc., depositary shares "C", 6.75%,
                cumulative redeemable                                        74
    2,000    Developers Diversified Realty Corp., depositary
                shares "I", 7.50%, cumulative redeemable                     51
    7,000    Equity Office Properties Trust, depositary
                shares "G", 7.75%, cumulative redeemable                    181
   12,000    Equity Residential Properties Trust, depositary
                shares "C", 9.125%, cumulative redeemable                   305
   12,000    Kimco Realty Corp., depositary
                shares "F", 6.65%, cumulative redeemable                    311
    3,000    New Plan Excel Realty Trust, Inc., depositary
                shares "E", 7.625%, cumulative redeemable                    75
    6,000    Post Properties, Inc., depositary
                shares "A", 8.50%, cumulative redeemable                    353
    6,000    Prologis Trust, Inc., depositary
                shares "C", 8.54%, cumulative redeemable                    351
    6,000    Public Storage, Inc., depositary
                shares "Z", 6.25%, cumulative redeemable                    137
    3,500    Weingarten Realty Investors, depositary
                shares "D", 6.75%, cumulative redeemable                     91
                                                                        -------
             Total preferred stocks (cost: $1,813)                        1,929
                                                                        -------
Principal                                      Coupon or                 Market
 Amount                                         Discount                 Value
 (000)               Security                   Rate       Maturity     (000)
---------            --------                  ---------   --------     ------
                 MONEY MARKET INSTRUMENTS (2.9%)

             VARIABLE-RATE DEMAND NOTES (1.7%)(c)
             ------------------------------------
             ELECTRIC UTILITIES
   $  415    Sempra Energy ESOP,
                Series 1999 (NBGA)(h)            4.87%    11/01/2014        415
                                                                        -------
  Number
of Shares
---------
             MONEY MARKET FUNDS (1.2%)
             -------------------------
  275,440    SSgA Prime Money Market Fund        4.14(a)          --        275
                                                                        -------
             Total money market instruments (cost: $690)                    690
                                                                        -------
             Total investments (cost: $23,764)                          $24,056
                                                                        =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS                  DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                          Market
  Number                                                                 Value
of Shares            Security                                            (000)
---------            --------                                           -------
                 INTERNATIONAL STOCKS (61.5%)

             AUSTRALIA (0.7%)
   10,908    QBE Insurance Group Ltd.
                (Property & Casualty Insurance)                         $   157
                                                                        -------
             AUSTRIA (0.9%)
    3,680    Erste Bank der Oesterreichischen
                Sparkassen AG (Regional Banks)                              205
                                                                        -------
             CANADA (1.1%)
    2,844    Canadian National Railway Co. (Railroads)                      228
                                                                        -------
             FRANCE (12.9%)
   11,220    AXA S.A. (Multi-Line Insurance)                                362
    2,901    Air Liquide S.A. (Industrial Gases)                            558
    3,430    Credit Agricole S.A. (Regional Banks)                          108
    2,170    L'Oreal S.A. (Personal Products)                               161
    3,360    LVMH Moet Hennessy Louis Vuitton S.A.
                (Apparel & Accessories & Luxury Goods)                      299
      700    Pernod Ricard S.A. (Distillers & Vintners)                     122
    4,720    Sanofi-Aventis S.A. (Pharmaceuticals)                          413
    4,501    Schneider Electric S.A.
                (Electrical Components & Equipment)                         402
      660    Total S.A. (Integrated Oil & Gas)                              166
    1,297    Total S.A. ADR (Integrated Oil & Gas)                          164
                                                                        -------
                                                                          2,755
                                                                        -------
             GERMANY (2.5%)
    2,450    Bayerische Motoren Werke AG
                (Automobile Manufacturers)                                  107
    2,260    E. On AG (Multi-Utilities)                                     234
    2,970    Schering AG (Pharmaceuticals)                                  199
                                                                        -------
                                                                            540
                                                                        -------
             HONG KONG (1.5%)
   15,000    Esprit Holdings Ltd. (Apparel Retail)                          107
  146,000    Hutchison Telecommunications International Ltd.
                (Wireless Telecommunication Services)*                      211
                                                                        -------
                                                                            318
                                                                        -------
             HUNGARY (0.5%)
    1,530    OTP Bank Ltd. GDR (Regional Banks)                             100
                                                                        -------
             INDONESIA (0.3%)
  219,500    PT Bank Central Asia Tbk (Diversified Banks)                    76
                                                                        -------
             ITALY (2.1%)
    5,500    Assic Generali (Multi-Line Insurance)                          192
   36,730    UniCredito Italiano S.p.A. (Regional Banks)                    253
                                                                        -------
                                                                            445
                                                                        -------
             JAPAN (9.2%)
   24,000    Asahi Glass Co. Ltd. (Building Products)                       310
    9,000    Bridgestone Corp. (Tires & Rubber)                             187
    5,000    Canon, Inc. (Electronic Equipment Manufacturers)               293
    3,400    Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                73
    1,700    Nintendo Co. Ltd. (Leisure Products)                           205
    1,500    Nitto Denko Corp. (Specialty Chemicals)                        117
    2,400    Omron Corp. (Electrical Components & Equipment)                 55
   10,000    Ricoh Co. Ltd. (Office Electronics)                            175
   26,000    Shinsei Bank Ltd. (Diversified Banks)                          150
   25,000    Tokyo Gas Co. Ltd. (Gas Utilities)                             111
    5,500    Toyota Motor Corp. (Automobile Manufacturers)                  286
                                                                        -------
                                                                          1,962
                                                                        -------
             KOREA (2.1%)
      700    Samsung Electronics Co. Ltd. (Semiconductors)                  456
                                                                        -------
             NETHERLANDS (0.5%)
    7,880    Reed Elsevier N.V. (Publishing)                                110
                                                                        -------
             POLAND (0.2%)
    5,480    Powszechna Kasa Oszczednosci Bank Polski
                S.A. (Regional Banks)                                        49
                                                                        -------
             SINGAPORE (0.8%)
  109,220    Singapore Telecommunications Ltd.
                (Integrated Telecommunication Services)                     171
                                                                        -------
             SPAIN (1.9%)
   12,140    Banco Bilbao Vizcaya Argentaria
                S.A. (Diversified Banks)                                    217
    7,240    Iberdrola S.A. (Electric Utilities)                            198
                                                                        -------
                                                                            415
                                                                        -------
             SWEDEN (2.0%)
    4,080    Atlas Copco AB "A" (Industrial Machinery)                       91
   24,690    LM Ericsson Telephone Co. "B" ADR
                (Communications Equipment)                                   85
    5,320    Sandvik AB (Industrial Machinery)                              248
                                                                        -------
                                                                            424
                                                                        -------
             SWITZERLAND (8.3%)
    2,200    Julius Baer Holding Ltd. "B" (Diversified Banks)               156
    1,971    Nestle S.A. (Packaged Foods & Meat)                            590
    2,910    Roche Holdings AG (Pharmaceuticals)                            437
    2,900    Swiss Re (Reinsurance)                                         212
    3,964    UBS AG (Diversified Capital Markets)                           377
                                                                        -------
                                                                          1,772
                                                                        -------
             THAILAND (0.5%)
   38,300    Bangkok Bank Public Co. Ltd. (Diversified Banks)               107
                                                                        -------
             UNITED KINGDOM (13.5%)
    4,280    AstraZeneca plc (Pharmaceuticals)                              209
   18,410    BP plc (Oil & Gas Exploration & Production)                    196
   21,749    Diageo plc (Distillers & Vintners)                             315
    8,400    GlaxoSmithKline plc (Pharmaceuticals)                          212
   59,170    Hilton Group plc (Casinos & Gaming)                            370
    7,070    Next plc (Apparel Retail)                                      187
   23,170    Reckitt Benckiser plc (Household Products)                     765
   15,660    Smith & Nephew plc (Health Care Equipment)                     144
   45,900    Tesco plc (Food Retail)                                        262
   24,520    William Hill plc (Casinos & Gaming)                            226
                                                                        -------
                                                                          2,886
                                                                        -------
             Total international stocks (cost: $8,937)                   13,176
                                                                        -------

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA LIFE WORLD GROWTH FUND
--------------------------------------------------------------------------------
               PORTFOLIO OF INVESTMENTS (Continued)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                                         Market
  Number                                                                 Value
of Shares                       Security                                 (000)
---------                       --------                                -------
                 U.S. STOCKS (35.6%)

             BIOTECHNOLOGY (1.1%)
    4,640    Gilead Sciences, Inc.*                                     $   244
                                                                        -------
             COMPUTER HARDWARE (1.2%)
    8,560    Dell, Inc.*                                                    257
                                                                        -------
             CONSUMER FINANCE (2.0%)
    8,330    American Express Co.                                           429
                                                                        -------
             DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    3,550    DST Systems, Inc.*                                             213
                                                                        -------
             FOOTWEAR (0.5%)
    1,300    Nike, Inc. "B"                                                 113
                                                                        -------
             HEALTH CARE EQUIPMENT (3.2%)
    4,660    Fisher Scientific International, Inc.*                         288
    2,740    Medtronic, Inc.                                                158
    6,360    Waters Corp.*                                                  240
                                                                        -------
                                                                            686
                                                                        -------
             HEALTH CARE SUPPLIES (0.8%)
    3,040    DENTSPLY International, Inc.                                   163
                                                                        -------
             HOME IMPROVEMENT RETAIL (0.7%)
    3,730    Home Depot, Inc.                                               151
                                                                        -------
             HOUSEHOLD PRODUCTS (2.0%)
    1,960    Colgate-Palmolive Corp.                                        107
    5,452    Procter & Gamble Co.                                           316
                                                                        -------
                                                                            423
                                                                        -------
             HYPERMARKETS & SUPER CENTERS (1.0%)
    4,630    Wal-Mart Stores, Inc.                                          217
                                                                        -------
             INDUSTRIAL CONGLOMERATES (1.3%)
    3,500    3M Co.                                                         271
                                                                        -------
             INDUSTRIAL GASES (1.1%)
    4,230    Praxair, Inc.                                                  224
                                                                        -------
             INTEGRATED OIL & GAS (1.2%)
    4,600    Chevron Corp.                                                  261
                                                                        -------
             INVESTMENT BANKING & BROKERAGE (1.5%)
    2,520    Goldman Sachs Group, Inc.                                      322
                                                                        -------
             IT CONSULTING & OTHER SERVICES (1.4%)
   10,630    Accenture Ltd. "A"                                             307
                                                                        -------
             LIFE & HEALTH INSURANCE (0.6%)
    2,550    Lincoln National Corp.                                         135
                                                                        -------
             MOTORCYCLE MANUFACTURERS (1.2%)
    5,020    Harley-Davidson, Inc.                                          259
                                                                        -------
             MOVIES & ENTERTAINMENT (3.1%)
    9,740    Viacom, Inc. "B"*                                              318
   14,830    Walt Disney Co.                                                355
                                                                        -------
                                                                            673
                                                                        -------
             OIL & GAS DRILLING (0.8%)
    2,520    Noble Corp.                                                    178
                                                                        -------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    2,130    Citigroup, Inc.                                                103
                                                                        -------
             PERSONAL PRODUCTS (1.0%)
    6,660    Estee Lauder Companies, Inc. "A"                               223
                                                                        -------
             PHARMACEUTICALS (4.0%)
    7,020    Eli Lilly and Co.                                              397
    7,800    Johnson & Johnson                                              469
                                                                        -------
                                                                            866
                                                                        -------
             SEMICONDUCTORS (1.2%)
    9,900    Intel Corp.                                                    247
                                                                        -------
             SOFT DRINKS (0.8%)
    2,780    PepsiCo, Inc.                                                  164
                                                                        -------
             SYSTEMS SOFTWARE (2.4%)
   29,200    Oracle Corp.*                                                  356
    8,660    Symantec Corp.*                                                152
                                                                        -------
                                                                            508
                                                                        -------
               Total U.S. stocks (cost: $6,817)                           7,637
                                                                        -------

Principal
 Amount
  (000)
---------
                 COMMERCIAL PAPER (3.3%)

             MULTI-LINE INSURANCE
   $  702    AIG Funding, Inc., 1.00%, 1/03/2006 (cost: $702)               702
                                                                        -------

             Total investments (cost: $16,456)                          $21,515
                                                                        =======

SEE ACCOMPANYING NOTES TO PORTFOLIOS OF INVESTMENTS, PAGE A-29.

                                      ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       NOTES TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.

SPDR - Standard & Poor's depositary receipt, or "spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at December 31, 2005.

(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2005.

(c) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

(d) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

(e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

(f) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

(g) Security has a mandatory or optional put, which shortens its effective maturity date.

(h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by USAA IMCO under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

(i) Represents less than 0.1% of net assets.

* Non-income-producing security for the year ended December 31, 2005.

PORTFOLIO DESCRIPTION ABBREVIATIONS

CPI    Consumer Price Index
--------------------------------------
ESOP   Employee Stock Ownership Plan
--------------------------------------
MTN    Medium-Term Note
--------------------------------------
PCRB   Pollution Control Revenue Bond
--------------------------------------
RB     Revenue Bond
--------------------------------------

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company or other corporation, or a collateral trust may provide the enhancement.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit.
--------------------------------------------------------------------------------
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Sempra Energy.
--------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
               (In Thousands, Except Per Share Data)      DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                        USAA LIFE       USAA LIFE       USAA LIFE      USAA LIFE       USAA LIFE
                                                        AGGRESSIVE     DIVERSIFIED      GROWTH AND       INCOME       WORLD GROWTH
                                                       GROWTH FUND     ASSETS FUND     INCOME FUND        FUND            FUND
                                                       -----------    ------------     -----------    ------------    ------------
ASSETS
   Investments in securities, at market value
      (identified cost of $12,803, $44,479, $52,610,
      $23,764, and $16,456, respectively)                $18,307         $49,574         $63,891         $24,056         $21,515
   Cash                                                        -               -               -               -               1
   Receivables:
      Dividends and interest                                  10             315              60             238              23
      Securities sold                                         76             343             699               -              12
      USAA Life (Note 7D)                                     33               -               -              30              34
                                                         -------         -------         -------         -------         -------
         Total assets                                     18,426          50,232          64,650          24,324          21,585
                                                         -------         -------         -------         -------         -------
LIABILITIES
   Payables:
      Securities purchased                                     -             142             336               -              35
      Capital shares redeemed                                 16               9              51              35              89
   Accrued advisory fees                                       8               9              11               4               6
   Accrued administration fees                                 4               4               4               4               4
   Other accrued expenses and payables                        23              35              30              24              27
   Bank overdraft                                             43               -               -               -               -
                                                         -------         -------         -------         -------         -------
         Total liabilities                                    94             199             432              67             161
                                                         -------         -------         -------         -------         -------
            Net assets applicable to capital
               shares outstanding                        $18,332         $50,033         $64,218         $24,257         $21,424
                                                         =======         =======         =======         =======         =======
NET ASSETS CONSIST OF:
   Paid-in capital                                       $13,368         $41,674         $48,384         $24,331         $13,745
   Accumulated undistributed net
      investment income                                        -           1,138             517           1,155             154
   Accumulated net realized gain (loss)
      on investments                                        (540)          2,126           4,036          (1,521)          2,467
   Net unrealized appreciation of investments              5,504           5,095          11,281             292           5,059
   Net unrealized depreciation
      on foreign currency translations                         -               -               -               -              (1)
                                                         -------         -------         -------         -------         -------
   Net assets applicable to
      capital shares outstanding                         $18,332         $50,033         $64,218         $24,257         $21,424
                                                         =======         =======         =======         =======         =======
   Capital shares outstanding, unlimited
      number of shares authorized, no par value            1,048           3,701           3,823           2,338           1,540
                                                         =======         =======         =======         =======         =======
   Net asset value, redemption price,
      and offering price per share                       $ 17.50         $ 13.52         $ 16.80         $ 10.37         $ 13.92
                                                         =======         =======         =======         =======         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
               (In Thousands)                 YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------

                                                        USAA LIFE       USAA LIFE       USAA LIFE       USAA LIFE      USAA LIFE
                                                        AGGRESSIVE     DIVERSIFIED      GROWTH AND       INCOME       WORLD GROWTH
                                                       GROWTH FUND     ASSETS FUND     INCOME FUND        FUND            FUND
                                                       -----------    ------------     -----------    ------------    ------------
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of
      $4, $2, $3, $0, and $30, respectively)              $  169         $   389          $  788         $  159          $   360
   Interest                                                    4           1,043              40          1,129               11
                                                          ------         -------          ------         ------          -------
     Total income                                            173           1,432             828          1,288              371
                                                          ------         -------          ------         ------          -------
EXPENSES
  Advisory fees                                               93             100             126             49               74
  Administration fees                                         50              50              50             50               50
  Custody and accounting fees                                 30              84              65             30              107
  Shareholder reporting fees                                   5               6               9              4                4
  Trustees' fees                                               4               4               4              4                4
  Professional fees                                           45              60              69             48               54
  Other                                                        3               3               2              3                4
                                                          ------         -------          ------         ------          -------
    Total expenses                                           230             307             325            188              297
  Expenses paid indirectly                                    (4)             (7)            (13)             -               (2)
  Expenses reimbursed                                        (53)              -               -            (30)             (97)
                                                          ------         -------          ------         ------          -------
     Net expenses                                            173             300             312            158              198
                                                          ------         -------          ------         ------          -------
NET INVESTMENT INCOME                                          -           1,132             516          1,130              173
                                                          ------         -------          ------         ------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments                                           1,809           2,437           4,500            149            2,528
     Foreign currency transactions                             -               -               1              -               (9)
  Change in net unrealized appreciation/ depreciation of:
     Investments                                            (636)         (1,307)           (543)          (705)          (1,045)
     Foreign currency translations                             -               -               -              -               (2)
                                                          ------         -------          ------         ------          -------
           Net realized and unrealized gain (loss)         1,173           1,130           3,958           (556)           1,472
                                                          ------         -------          ------         ------          -------
Increase in net assets resulting
   from operations                                        $1,173         $ 2,262          $4,474         $  574          $ 1,645
                                                          ======         =======          ======         ======          =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
               (In Thousands)                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                          USAA LIFE                          USAA LIFE
                                                                    AGGRESSIVE GROWTH FUND            DIVERSIFIED ASSETS FUND
                                                                    ----------------------            -----------------------
                                                                        2005          2004                 2005          2004
                                                                     -------       -------              -------       -------
From operations:
   Net investment income                                             $     -       $    13              $ 1,132       $ 1,078
   Net realized gain on:
     Investments                                                       1,809           704                2,437         2,744
     Foreign currency translations                                         -             1                    -             -
   Change in net unrealized appreciation/depreciation of
     investments                                                        (636)        1,792               (1,307)          239
                                                                     -------       -------              -------       -------
        Increase in net assets resulting
           from operations                                             1,173         2,510                2,262         4,061
                                                                     -------       -------              -------       -------
Distributions to shareholders from:
   Net investment income                                                 (14)            -               (1,081)         (970)
                                                                     -------       -------              -------       -------
From capital share transactions:
   Proceeds from shares sold                                           1,142         1,919                3,196         6,315
   Dividend reinvestments                                                 14             -                1,081           970
   Cost of shares redeemed                                            (4,581)       (4,042)              (7,273)       (5,985)
                                                                     -------       -------              -------       -------
        Increase (decrease) in net assets from
           capital share transactions                                 (3,425)       (2,123)              (2,996)        1,300
                                                                     -------       -------              -------       -------
Net increase (decrease) from net assets:                              (2,266)          387               (1,815)        4,391
Net assets:
  Beginning of period                                                 20,598        20,211               51,848        47,457
                                                                     -------       -------              -------       -------
  End of period                                                      $18,332       $20,598              $50,033       $51,848
                                                                     =======       =======              =======       =======
Accumulated undistributed net investment income:
  End of period                                                      $     -       $    14              $ 1,138       $ 1,081
                                                                     =======       =======              =======       =======
Change in shares outstanding:
  Shares sold                                                             69           131                  244           503
  Shares issued for dividends reinvested                                   1             -                   85            79
  Shares redeemed                                                       (282)         (276)                (554)         (477)
                                                                     -------       -------              -------       -------
     Increase (decrease) in shares outstanding                          (212)         (145)                (225)          105
                                                                     =======       =======              =======       =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
             (In Thousands)                   YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                 USAA LIFE                USAA LIFE               USAA LIFE
                                                           GROWTH AND INCOME FUND        INCOME FUND          WORLD GROWTH FUND
                                                           ----------------------    -------------------    ---------------------
                                                              2005           2004       2005        2004      2005           2004
                                                           -------        -------    -------     -------    -------      --------
From operations:
   Net investment income                                   $   516        $   668    $ 1,130     $ 1,022    $   173      $    205
   Net realized gain (loss) on:
     Investments                                             4,500          5,543        149         271      2,528         3,521
     Foreign currency translations                               1              -          -           -         (9)          (14)
   Net increase from payments by USAA Life                       -              -          -           -          -             7
   Change in net unrealized appreciation/depreciation of:
     Investments                                              (543)           243       (705)       (363)    (1,045)          963
     Foreign currency translations                               -              -          -           -         (2)           (1)
                                                           -------        -------    -------      ------    -------      --------
        Increase in net assets resulting
           from operations                                   4,474          6,454        574         930      1,645         4,681
                                                           -------        -------    -------      ------    -------      --------
Distributions to shareholders from:
   Net investment income                                      (668)          (456)    (1,125)     (1,369)         -          (213)
   Net realized gains                                       (5,506)           (57)         -           -     (1,290)            -
                                                           -------        -------    -------      ------    -------      --------
        Distributions to shareholders                       (6,174)          (513)    (1,125)     (1,369)    (1,290)         (213)
                                                           -------        -------    -------      ------    -------      --------
From capital share transactions:
   Proceeds from shares sold                                 2,711          5,332      4,288       3,920      2,134         3,451
   Dividend reinvestments                                    6,174            513      1,125       1,369      1,290           213
   Cost of shares redeemed                                  (7,539)        (7,099)    (4,515)     (8,498)    (3,624)      (11,611)
                                                           -------        -------    -------      ------    -------      --------
        Increase (decrease) in net assets from
           capital share transactions                        1,346         (1,254)       898      (3,209)      (200)       (7,947)
                                                           -------        -------    -------      ------    -------      --------
Net increase (decrease) from net assets:                      (354)         4,687        347      (3,648)       155        (3,479)
Net assets:
  Beginning of period                                       64,572         59,885     23,910      27,558     21,269        24,748
                                                           -------        -------    -------      ------    -------      --------
  End of period                                            $64,218        $64,572    $24,257     $23,910    $21,424      $ 21,269
                                                           =======        =======    =======      ======    =======      ========
Accumulated undistributed net investment income (loss):
  End of period                                            $   517        $   668    $ 1,155     $ 1,124    $   154      $    (10)
                                                           =======        =======    =======      ======    =======      ========
Change in shares outstanding:
  Shares sold                                                  163            331        410         371        157           280
  Shares issued for dividends reinvested                       407             32        109         135        103            16
  Shares redeemed                                             (454)          (444)      (432)       (797)      (273)         (858)
                                                           -------        -------    -------      ------    -------      --------
     Increase (decrease) in shares outstanding                 116            (81)        87        (291)       (13)         (562)
                                                           =======        =======    =======      ======    =======      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS, PAGE A-34.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
--------------------------------------------------------------------------------

1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of five separate funds, which are each classified as diversified under the 1940 Act.

Shares of the Funds currently are offered only to the Separate Accounts of USAA Life Insurance Company (the Separate Accounts) to serve as the funding medium for certain variable annuity contracts and variable universal life insurance policies offered by USAA Life Insurance Company (USAA Life), an affiliate of the Funds.

The investment objectives of the Funds are as follows:

USAA LIFE AGGRESSIVE GROWTH FUND: Appreciation of capital.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with preservation of capital and balanced by current income.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and secondary objective of current income.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal.

USAA LIFE WORLD GROWTH FUND: Long-term capital appreciation.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

(1) Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Funds are valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

(2) Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Funds' net asset values
    (NAVs) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Funds' NAVs are calculated will not be reflected in the value of the Funds' foreign securities. However, the investment adviser, USAA Investment Management Company (USAA IMCO), an affiliate of the Funds, and the Funds' subadviser(s), if applicable, will monitor for events that would materially affect the value of the Funds' foreign securities and, if necessary, USAA IMCO will value the foreign securities in good faith, considering such available information that USAA IMCO deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Funds may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Funds believe to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

(3) Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

(4) Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

(5) Repurchase agreements are valued at cost, which approximates market value.

(6) Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

(7) Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Funds, are valued in good faith at fair value, using methods determined by USAA IMCO, in consultation with a Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

     fair value is intended to cause the Funds' NAVs to be more reliable than they otherwise would be.

     Fair value methods used by USAA IMCO include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Accounts. Therefore, no federal income tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

D. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. goverment, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Funds, either through their regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Funds and their counterparties, until maturity of the repurchase agreements. The Funds' investment adviser monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements. As of December 31, 2005, the Funds did not invest in any repurchase agreements.

E. FOREIGN CURRENCY TRANSLATIONS - The assets of each of the Funds except the USAA Life Income Fund may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Funds' accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

(2) Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. At the end of the Funds' fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statements of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Funds maintain segregated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Funds' NAVs to the extent that the Funds make such purchases while remaining substantially fully invested. As of December 31, 2005, none of the Funds had any outstanding when-issued commitments.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Funds pay may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Funds. In addition, through arrangements with the Funds' custodian, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. For the year ended December 31, 2005, these credits reduced the Funds' expenses by the following amounts:

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

                      CUSTODY      BROKERAGE       TOTAL
                      CREDITS       CREDITS       CREDITS
                     ---------     ---------     ---------
USAA Life
   Aggressive
   Growth Fund          $-*         $ 4,000       $ 4,000
USAA Life
   Diversified
   Assets Fund           -*           7,000         7,000
USAA Life Growth
   and Income Fund       -*          13,000        13,000
USAA Life Income
   Fund                  -*               -             -*
USAA Life World
   Growth Fund           -*           2,000         2,000

* Credit was less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) LINE OF CREDIT

Effective January 6, 2005, the Funds participate with other USAA funds in a joint, short-term, committed revolving loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of USAA Life and USAA IMCO. Prior to January6, 2005, the loan agreement with CAPCO was in the amount of $400 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees in aggregate by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Effective January 6, 2006, the facility fees assessed by CAPCO will be limited to an amount not to exceed 0.07% annually of the $300 million loan agreement.

For the year ended December 31, 2005, each of the Funds of the Trust paid CAPCO facility fees of less than $500, which represents, in aggregate, 0.6% of total fees paid to CAPCO by the USAA funds. None of the Funds had any borrowings under this agreement during the year ended December 31, 2005.

3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydown losses and foreign currency gains and losses resulted in reclassifications to the statements of assets and liabilities for the following Funds: the USAA Life Diversified Assets Fund to increase accumulated undistributed net investment income and decrease accumulated undistributed net realized gain on investments by $6,000; the USAA Life Growth and Income Fund to increase accumulated undistributed net investment income and decrease accumulated undistributed net realized gain on investments by $1,000; the USAA Life Income Fund to increase accumulated undistributed net investment income and increase accumulated undistributed net realized loss on investments by $26,000; and the USAA Life World Growth Fund to decrease accumulated undistributed net investment income and increase accumulated net realized gain on investments by $9,000. These reclassifications have no effect on net assets.

The tax character of distributions paid during the years ended December 31, 2005, and 2004, was as follows (in thousands):

                                     USAA LIFE        USAA LIFE         USAA LIFE         USAA LIFE         USAA LIFE
                                     AGGRESSIVE      DIVERSIFIED       GROWTH AND          INCOME             WORLD
                                    GROWTH FUND      ASSETS FUND       INCOME FUND          FUND           GROWTH FUND
                                   ------------    ---------------    -------------    ---------------    -------------
                                   2005    2004      2005     2004      2005   2004      2005     2004      2005   2004
Ordinary income*                    $14      $-    $1,081    $ 970    $2,462   $456    $1,125   $1,369    $    -   $213
Long-term realized capital gains      -       -         -        -     3,712     57         -        -     1,290      -

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

As of December 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows (in thousands):

                                           USAA LIFE      USAA LIFE       USAA LIFE      USAA LIFE      USAA LIFE
                                           AGGRESSIVE    DIVERSIFIED      GROWTH AND      INCOME          WORLD
                                          GROWTH FUND    ASSETS FUND     INCOME FUND       FUND        GROWTH FUND
                                          -----------    -----------     -----------     ---------     -----------
    UNDISTRIBUTED ORDINARY INCOME           $    -         $1,570          $ 1,475       $ 1,155         $  304
Undistributed long-term capital gains            -          1,890            3,463             -          2,363
Accumulated capital and other losses          (483)             -                -        (1,517)            (1)
Unrealized appreciation of investments       5,447          4,899           10,896           292          5,013
Unrealized depreciation on foreign
  currency translations                         -               -                -            -              (1)

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Accounts, annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

For the year ended December 31, 2005, the Funds utilized capital loss carryovers as follows (in thousands) to offset capital gains:

                                           USAA LIFE      USAA LIFE       USAA LIFE      USAA LIFE      USAA LIFE
                                           AGGRESSIVE    DIVERSIFIED      GROWTH AND      INCOME          WORLD
                                          GROWTH FUND    ASSETS FUND     INCOME FUND       FUND        GROWTH FUND
                                          -----------    -----------     -----------     ---------     -----------
                                            $1,820          $155            $   -           $127          $   -

At December 31, 2005, the Funds had the following capital loss carryovers and post-October deferred capital losses for federal income tax purposes (in thousands):

                                           USAA LIFE      USAA LIFE       USAA LIFE      USAA LIFE      USAA LIFE
                                           AGGRESSIVE    DIVERSIFIED      GROWTH AND      INCOME          WORLD
                                          GROWTH FUND    ASSETS FUND     INCOME FUND       FUND        GROWTH FUND
                                          -----------    -----------     -----------     ---------     -----------
Post-October deferred losses:
  Capital loss                               $  -            $  -            $  -          $    4          $  -
  Currency loss                                 -               -               -               -             1
                                             ----            ----            ----          ------          ----
Capital loss carryovers:
  Expiring 2008                                 -               -               -             482             -
  Expiring 2010                               379               -               -           1,035             -
  Expiring 2011                               104               -               -               -             -
                                             ----            ----            ----          ------          ----
Total capital loss carryovers                $483            $  -            $  -          $1,517          $  -
                                             ====            ====            ====          ======          ====

The post-October deferred capital losses will be recognized on the first day of the following fiscal year. The capital loss carryovers will expire on the dates noted above, if not offset by subsequent capital gains. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2005, were as follows (in thousands):

                                           USAA LIFE      USAA LIFE       USAA LIFE      USAA LIFE      USAA LIFE
                                           AGGRESSIVE    DIVERSIFIED      GROWTH AND      INCOME          WORLD
                                          GROWTH FUND    ASSETS FUND     INCOME FUND       FUND        GROWTH FUND
                                          -----------    -----------     -----------     ---------     -----------
Purchases                                   $12,023        $37,017         $52,625         $7,242        $ 9,078
Sales/Maturities                             15,338         40,816          57,508          6,045         10,510

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

The cost of securities, including short-term securities, at December 31, 2005, for federal income tax purposes, was as follows (in thousands):

                    USAA LIFE      USAA LIFE       USAA LIFE      USAA LIFE      USAA LIFE
                    AGGRESSIVE    DIVERSIFIED      GROWTH AND      INCOME          WORLD
                   GROWTH FUND    ASSETS FUND     INCOME FUND       FUND        GROWTH FUND
                   -----------    -----------     -----------     ---------     -----------
                     $12,860        $44,675         $52,995         $23,764       $16,502

Gross unrealized appreciation and depreciation of investments as of December 31, 2005, for federal income tax purposes, were as follows (in thousands):

                    USAA LIFE      USAA LIFE       USAA LIFE      USAA LIFE      USAA LIFE
                    AGGRESSIVE    DIVERSIFIED      GROWTH AND      INCOME          WORLD
                   GROWTH FUND    ASSETS FUND     INCOME FUND       FUND        GROWTH FUND
                   -----------    -----------     -----------     ---------     -----------
Appreciation         $5,523         $5,252          $11,748         $ 537         $5,207
Depreciation            (76)         ( 353)            (852)         (245)          (194)
                     ------         ------          -------         -----         ------
Net                  $5,447         $4,899          $10,896         $ 292         $5,013
                     ======         ======          =======         =====         ======

5) FOREIGN CURRENCY CONTRACTS

A currency contract is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life Aggressive Growth Fund, the USAA Life Diversified Assets Fund, the USAA Life Growth and Income Fund, and the USAA Life World Growth Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. These Funds may also enter into forward currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Funds' portfolios. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds' giving up the opportunity for potential profit.

At December 31, 2005, the terms of open currency contracts for the USAA Life World Growth Fund were as follows (in thousands):

Currency Contracts to Sell:


                                                                                          UNREALIZED
APPRECIATION/                                U.S. DOLLAR VALUE       IN EXCHANGE         APPRECIATION/
EXCHANGE DATE      CONTRACTS TO DELIVER       AS OF 12/31/2005      FOR U.S. DOLLAR     (DEPRECIATION)
-------------      --------------------      -----------------      ---------------     --------------
  1/03/2006          7 Pound Sterling               $12                   $12                $-
                                                    ===                   ===                ==

6) LENDING OF PORTFOLIO SECURITIES

The Funds, through their third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Funds and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Funds for its services as securities-lending agent. Risks to the Funds in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended December 31, 2005, none of the Funds had any securities on loan.

7) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - USAA IMCO provides investment management services to the Funds pursuant to an Investment Advisory Agreement. Under this agreement, USAA IMCO carries out the Funds' investment policies and directly manages the day-to-day investment of the non-equity portions of the Funds' assets, subject to the authority of and supervision by the Trust's Board of Trustees. USAA IMCO is indirectly wholly owned by USAA. USAA IMCO is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Funds' assets. USAA IMCO monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. USAA IMCO also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of each

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

Fund's assets, and USAA IMCO can change the allocations without shareholder approval.

The Funds' advisory fees are computed at an annualized rate of 0.50% of the monthly average net assets for the fiscal year of the USAA Life Aggressive Growth Fund, 0.35% of the monthly average net assets for the fiscal year of the USAA Life World Growth Fund, and 0.20% of the monthly average net assets for the fiscal year for each of the other Funds of the Trust. For the year ended December 31, 2005, the Funds incurred the following advisory fees, paid or payable to USAA IMCO, excluding expense reimbursements:

USAA Life Aggressive
 Growth Fund                       $ 93,000
USAA Life Diversified Assets Fund   100,000
USAA Life Growth and
 Income Fund                        126,000
USAA Life Income Fund                49,000
USAA Life World Growth Fund          74,000

B. SUBADVISORY ARRANGEMENTS - USAA IMCO has entered into subadvisory agreements with the subadvisers listed below, under which the subadvisers direct the investment and reinvestment of the portions of the Funds' assets invested in equity securities (as allocated from time to time by USAA IMCO).

MARSICO CAPITAL MANAGEMENT, LLC

  (USAA LIFE AGGRESSIVE GROWTH FUND):

USAA IMCO (not the Fund) pays Marsico Capital Management, LLC (Marsico Capital) a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Marsico Capital manages. Effective January 1, 2006, USAA IMCO (not the Fund) will pay Marsico Capital a subadvisory fee in the annual amount of 0.35% of the Fund's average daily net assets that Marsico Capital manages. For the year ended December 31, 2005, USAA IMCO incurred subadvisory fees, paid or payable to Marsico Capital, of $37,000.

MFS INVESTMENT MANAGEMENT

  (USAA LIFE WORLD GROWTH FUND):

USAA IMCO (not the Fund) pays MFS Investment Management (MFSIM) a subadvi-sory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA Life World Growth Fund and all of the other funds in the USAA family of funds that MFSIM manages (the USAA International Fund, the USAA World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages) (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, and 0.200% of the aggregate average net assets of the MFSIM Funds over $1 billion. Effective January 1, 2006, USAA IMCO (not the Fund) will pay MFSIM a subadvisory fee in the annual amount of 0.29% of the aggregate average net assets of the MFSIM Funds. For the year ended December 31, 2005, USAA IMCO incurred subadvisory fees, paid or payable to MFSIM, of $3,478,000 for the MFSIM Funds in total, of which $52,000 was based on the average net assets of the USAA Life World Growth Fund.

WELLINGTON MANAGEMENT COMPANY, LLP

  (USAA LIFE DIVERSIFIED ASSETS FUND AND

  USAA LIFE GROWTH AND INCOME FUND):

USAA IMCO (not the Funds) pays Wellington Management Company, LLP (Wellington Management) a subadvisory fee in the annual amount of 0.20% of the portion of each Fund's average daily net assets that Wellington Management manages. Wellington Management has agreed to waive all fees in excess of 0.18% through June 30, 2006. Wellington Management may terminate this waiver if USAA IMCO allocates less than 100% of certain USAA Funds' assets investable in U.S. stocks to Wellington Management. USAA IMCO has allocated less than 100% of these Funds' assets investable in U.S. stocks to Wellington Management, so Wellington Management may terminate this waiver at any time. For the year ended December 31, 2005, USAA IMCO incurred subadvisory fees, paid or payable to Wellington Management, of $56,000 and $113,000 for the USAA Life Diversified Assets Fund and USAA Life Growth and Income Fund, respectively.

C. ADMINISTRATION FEES - As outlined in the Administration Services Agreement between USAA Life and the Trust, USAA Life provides certain management, administration, legal, clerical, accounting, and record-keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide such services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting and financial reporting duties under the Administration Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services. For the year ended December 31, 2005, each of the Funds incurred administration fees, paid or payable to USAA Life, of $50,000, excluding expense reimbursements.

In addition to the services provided under its Administration and Servicing Agreement with the Fund, USAA IMCO also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by USAA IMCO. For the year ended December 31, 2005, the Funds reimbursed USAA IMCO the following amounts for these legal and tax services. These expenses are included in the professional fees expenses on the Funds' statements of operations:

USAA Life Aggressive Growth Fund    $10,000
USAA Life Diversified Assets Fund    24,000
USAA Life Growth and Income Fund     30,000
USAA Life Income Fund                12,000
USAA Life World Growth Fund          11,000

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

D. EXPENSES REIMBURSED - USAA Life, out of its general account, has voluntarily agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed 0.95% of the monthly average net assets of the USAA Life Aggressive Growth Fund and the USAA Life World Growth Fund, 0.75% of the monthly average net assets of the USAA Life Diversified Assets Fund, 0.60% of the monthly average net assets of the USAA Life Growth and Income Fund, and 0.65% of the monthly average net assets of the USAA Life Income Fund, before reductions of any expenses paid indirectly. This agreement may be modified or terminated at any time. During the year ended December 31, 2005, the Funds incurred the following reimbursable expenses exceeding the above limitations:

USAA Life Aggressive Growth Fund     $53,000
USAA Life Diversified Assets Fund         --
USAA Life Growth and Income Fund          --
USAA Life Income Fund                 30,000
USAA Life World Growth Fund           97,000

Of these amounts $33,000, $30,000, and $34,000 were receivable from the Manager at year end for the USAA Life Aggressive Growth Fund, the USAA Life Income Fund, the USAA Life World Growth Fund, respectively.

E. UNDERWRITING AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. USAA IMCO receives no commissions or fees for this service.

F. SHARE OWNERSHIP - As of December 31, 2005, all shares of the Funds are owned by the Separate Accounts. The ownership percentage of each of the Separate Accounts in each of the Funds is as follows:


                                           LIFE
                            SEPARATE      INSURANCE
                            ACCOUNT       SEPARATE
                            OF USAA       ACCOUNT OF
                             LIFE         USAA LIFE
                           INSURANCE      INSURANCE
                            COMPANY       COMPANY
USAA Life Aggressive
  Growth Fund                91.15%        8.85%

USAA Life Diversified
  Assets Fund                97.80%        2.20%

USAA Life Growth and
  Income Fund                97.96%        2.04%

USAA Life Income
  Fund                       97.51%        2.49%

USAA Life World
  Growth Fund                97.82%        2.18%

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS

     PER SHARE OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      USAA LIFE AGGRESSIVE GROWTH FUND
                                                      ================================================================
                                                                             Year ended December 31,
                                                      ----------------------------------------------------------------
                                                        2005          2004        2003            2002           2001
                                                      -------       -------     -------         -------        -------
Net asset value at beginning of period                $ 16.35       $ 14.39     $ 10.96         $ 15.82        $ 20.67
                                                      -------       -------     -------         -------        -------
Income (loss) from investment operations:
   Net investment income (loss)                           .00(d)        .01        (.01)(a)        (.04)(a)       (.06)(a)
   Net realized and unrealized gain (loss)               1.16          1.95        3.44(a)        (4.82)(a)      (4.78)(a)
                                                      -------       -------     -------         -------        -------
Total from investment operations                         1.16          1.96        3.43(a)        (4.86)(a)      (4.84)(a)
                                                      -------       -------     -------         -------        -------
Less distributions:
   From net investment income                            (.01)            -           -               -              -
   From realized capital gains                              -             -           -               -           (.01)
                                                      -------       -------     -------         -------        -------
Total distributions                                      (.01)            -           -               -           (.01)
                                                      -------       -------     -------         -------        -------
Net asset value at end of period                      $ 17.50       $ 16.35     $ 14.39         $ 10.96        $ 15.82
                                                      =======       =======     =======         =======        =======
Total return (%)*                                        7.11         13.62       31.30          (30.72)        (23.44)
Net assets at end of period (000)                     $18,332       $20,598     $20,211         $15,841        $25,804
Ratio of expenses to average net assets (%)**(b,c)        .95           .95         .88             .70            .70
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(c)                     1.23          1.29        1.34            1.18           1.03
Ratio of net investment income (loss)
   to average net assets (%)**                            .00(e)        .07        (.10)           (.34)          (.33)
Portfolio turnover (%)                                  64.83         77.11       87.49          265.66         116.09

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate
    Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the year ended December 31, 2005, average net assets were $18,610,000.
(a) Calculated using average shares.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.95% of the Fund's average annual net assets. Prior to this date, the voluntary expense limit for the Fund was 0.70%.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                         (.02%)        (.04%)      (.03%)          (.01%)            -
(d) Represents less than $0.01 per share.
(e) Represents less than 0.01% of average net assets.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     USAA LIFE DIVERSIFIED ASSETS FUND
                                                      ================================================================
                                                                             Year ended December 31,
                                                      ----------------------------------------------------------------
                                                        2005          2004           2003          2002          2001
                                                      -------       -------        -------       -------       -------
Net asset value at beginning of period                $ 13.21       $ 12.42        $ 10.63       $ 12.96       $ 12.90
                                                      -------       -------        -------       -------       -------
Income (loss) from investment operations:
   Net investment income                                  .32           .27            .27           .32           .42(a,d)
   Net realized and unrealized gain (loss)                .28           .77           1.90         (1.69)         1.28(a,d)
                                                      -------       -------        -------       -------       -------
Total from investment operations                          .60          1.04           2.17         (1.37)         1.70(a,d)
                                                      -------       -------        -------       -------       -------
Less distributions:
   From net investment income                            (.29)         (.25)          (.38)         (.33)         (.48)
   From realized capital gains                              -             -              -          (.63)        (1.16)
                                                      -------       -------        -------       -------       -------
Total distributions                                      (.29)         (.25)          (.38)         (.96)        (1.64)
                                                      -------       -------        -------       -------       -------
Net asset value at end of period                      $ 13.52       $ 13.21        $ 12.42       $ 10.63       $ 12.96
                                                      =======       =======        =======       =======       =======
Total return (%)*                                        4.68          8.50          20.92        (11.37)        13.36
Net assets at end of period (000)                     $50,033       $51,848        $47,457       $38,976       $42,863
Ratio of expenses to average net assets (%)**(b,c)        .61           .63            .63           .35           .35
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(c)                        -             -            .77           .58           .59
Ratio of net investment income
   to average net assets (%)**                           2.27          2.19           2.32          3.14          3.26(d)
Portfolio turnover (%)                                  77.15         56.47          55.52        111.63         41.62

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate
    Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2005, average net assets were $49,962,000.
(a) Calculated using average shares.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.75% of the Fund's average annual net assets. Prior to this date, the voluntary expense limit for the Fund was 0.35%.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                         (.01%)        (.02%)         (.02%)        (.00%)(+)        -
    (+) Represents less than 0.01% of average net assets.
(d) In 2001, a change in amortization method was made as required by an accounting pronouncement. This change had no impact on these amounts.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                     USAA LIFE GROWTH AND INCOME FUND
                                                      ================================================================
                                                                             Year ended December 31,
                                                      ----------------------------------------------------------------
                                                        2005          2004           2003          2002          2001
                                                      -------       -------        -------       -------       -------
Net asset value at beginning of period                $ 17.42       $ 15.81        $ 12.88       $ 17.09       $ 19.39
                                                      -------       -------        -------       -------       -------
Income (loss) from investment operations:
   Net investment income                                  .14           .18            .13           .19           .24
   Net realized and unrealized gain (loss)                .97          1.57           3.58         (3.74)        (1.27)
                                                      -------       -------        -------       -------       -------
Total from investment operations                         1.11          1.75           3.71         (3.55)        (1.03)
                                                      -------       -------        -------       -------       -------
Less distributions:
   From net investment income                            (.19)         (.12)          (.20)         (.24)         (.27)
   From realized capital gains                          (1.54)         (.02)          (.58)         (.42)        (1.00)
                                                      -------       -------        -------       -------       -------
Total distributions                                     (1.73)         (.14)          (.78)         (.66)        (1.27)
                                                      -------       -------        -------       -------       -------
Net asset value at end of period                      $ 16.80       $ 17.42        $ 15.81       $ 12.88       $ 17.09
                                                      =======       =======        =======       =======       =======
Total return (%)*                                        7.44         11.14          30.04        (21.50)        (5.89)
Net assets at end of period (000)                     $64,218       $64,572        $59,885       $48,375       $70,512
Ratio of expenses to average net assets (%)**(b,c)        .52           .52            .52           .35           .35
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(c)                        -             -            .62           .46           .42
Ratio of net investment income
   to average net assets (%)**                            .82          1.10            .89          1.16          1.31
Portfolio turnover (%)                                  85.48         76.90          70.39         88.68         25.63

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate
    Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2005, average net assets were $62,840,000.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average annual net assets. Prior to this date, the voluntary expense limit for the Fund was 0.35%.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                         (.02%)        (.03%)         (.03%)        (.00%)(+)        -
    (+) Represents less than 0.01% of average net assets.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         USAA LIFE INCOME FUND
                                                      ================================================================
                                                                             Year ended December 31,
                                                      ----------------------------------------------------------------
                                                        2005          2004           2003          2002          2001
                                                      -------       -------        -------       -------       -------
Net asset value at beginning of period                $ 10.62       $ 10.84        $ 10.78       $ 10.61       $ 10.43
                                                      -------       -------        -------       -------       -------
Income (loss) from investment operations:
   Net investment income                                  .49           .55            .47           .61           .68(a,d)
   Net realized and unrealized gain (loss)               (.24)         (.16)           .06           .18           .04(a,d)
                                                      -------       -------        -------       -------       -------
Total from investment operations                          .25           .39            .53           .79           .72(a,d)
Less distributions:
   From net investment income                            (.50)         (.61)          (.47)         (.62)         (.54)
                                                      -------       -------        -------       -------       -------
Net asset value at end of period                      $ 10.37       $ 10.62        $ 10.84       $ 10.78       $ 10.61
                                                      =======       =======        =======       =======       =======
Total return (%)*                                        2.40          3.81           4.92          7.95          7.21
Net assets at end of period (000)                     $24,257       $23,910        $27,558       $26,252       $23,236
Ratio of expenses to average net assets (%)**(b,c)        .65           .65            .55           .35           .35
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(c)                      .77           .79            .74           .71           .85
Ratio of net investment income
   to average net assets (%)**                           4.65          4.18           4.51          5.67          6.32(d)
Portfolio turnover (%)                                  25.95         26.73          52.60         54.63         55.79

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate
    Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown.
**  For the year ended December 31, 2005, average net assets were $24,318,000.
(a) Calculated using average shares.
(b) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.65% of the Fund's average annual net assets. Prior to this date, the voluntary expense limit for the Fund was 0.35%.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                         (.00%)(+)     (.00%)(+)      (.00%)(+)     (.01%)           -
    (+) Represents less than 0.01% of average net assets.
(d) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 6.31%. None of the other numbers would have changed.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                  (Continued)                             DECEMBER 31, 2005
--------------------------------------------------------------------------------

8) FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         USAA LIFE WORLD GROWTH FUND
                                                      ================================================================
                                                                             Year ended December 31,
                                                      ----------------------------------------------------------------
                                                        2005          2004           2003          2002          2001
                                                      -------       -------        -------       -------       -------
Net asset value at beginning of period                $ 13.70       $ 11.70        $  9.19       $ 10.98       $ 13.41
                                                      -------       -------        -------       -------       -------
Income (loss) from investment operations:
   Net investment income                                  .11           .12            .10           .11           .13
   Net realized and unrealized gain (loss)                .92          2.01           2.51         (1.80)        (2.43)
   Net increase from payments by USAA Life                  -           .00(c)           -             -             -
                                                      -------       -------        -------       -------       -------
Total from investment operations                         1.03          2.13           2.61         (1.69)        (2.30)
                                                      -------       -------        -------       -------       -------
Less distributions:
   From net investment income                            (.00)(c)      (.13)          (.10)         (.10)         (.13)
   From realized capital gains                           (.81)            -              -             -             -
                                                      -------       -------        -------       -------       -------
Total distributions                                      (.81)         (.13)          (.10)         (.10)         (.13)
                                                      -------       -------        -------       -------       -------
Net asset value at end of period                      $ 13.92       $ 13.70        $ 11.70       $  9.19       $ 10.98
                                                      =======       =======        =======       =======       =======
Total return (%)*                                        8.23         18.23(d)       28.45        (15.35)       (17.15)
Net assets at end of period (000)                     $21,424       $21,269        $24,748       $19,959       $25,234
Ratio of expenses to average net assets (%)**(a,b)        .95           .95            .86           .65           .65
Ratio of expenses to average net assets,
   excluding reimbursements (%)**(b)                     1.41          1.15           1.87          1.52          1.11
Ratio of net investment income
   to average net assets (%)**                            .82           .76            .96          1.12           .99
Portfolio turnover (%)                                  43.99         50.12          58.38        121.54         49.27

*   Assumes reinvestment of all net investment income and realized capital gain distributions during the period. The total return calculations for each period do not reflect insurance contract charges that apply at the Separate
    Account level, such as the mortality and expense charge. These expenses would reduce the total returns for the periods shown. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
**  For the year ended December 31, 2005, average net assets were $21,143,000.
(a) Effective May 1, 2003, USAA Life voluntarily agreed to limit the Fund's expense ratio to 0.95% of the Fund's average net assets. Prior to this date, the voluntary expense limit was 0.65%.
(b) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                         (.01%)        (.02%)         (.01%)        (.01%)           -
(c) Represents less than $0.01 per share.
(d) For the year ended December 31, 2004, USAA Life voluntarily reimbursed the
    Fund for commissions incurred on sales of securities related to USAA Life's redemption of Fund shares. Excluding that reimbursement, the Fund's total return would have been 18.14%.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
                                             DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EXAMPLE

     As an investor in the underlying Funds of the USAA Life variable annuity contracts and variable universal life insurance policies, you incur indirect costs of the Funds, including advisory fees, administration fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Insurance contract charges (direct costs) that you incur, such as the mortality and expense charges, are not included in this example.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

ACTUAL EXPENSES

     The line labeled "actual" under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value at the underlying fund NAV level by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund(s) in the "actual" line under the heading "Expenses Paid During Period" to estimate the underlying Funds' expenses you paid during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The line labeled "hypothetical" under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight only the ongoing costs of the underlying Funds and do not reflect any direct insurance contract costs, such mortality and expense charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds under different variable annuity contracts or variable insurance policies. In addition, if these direct costs were included, your costs would have been higher.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
                  (Continued)                DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          EXPENSES PAID
                                                  BEGINNING            ENDING             DURING PERIOD*
                                                ACCOUNT VALUE       ACCOUNT VALUE         JULY 1, 2005 -
                                                 JULY 1, 2005     DECEMBER 31, 2005      DECEMBER 31, 2005
                                               -----------------------------------------------------------
USAA LIFE AGGRESSIVE GROWTH FUND
 Actual                                           $1,000.00           $1,069.00               $4.86
 Hypothetical (5% return before expenses)          1,000.00            1,020.50                4.75
USAA LIFE DIVERSIFIED ASSETS FUND
 Actual                                            1,000.00            1,039.20                3.30
 Hypothetical (5% return before expenses)          1,000.00            1,021.97                3.27
USAA LIFE GROWTH AND INCOME FUND
 Actual                                            1,000.00            1,143.00                2.78
 Hypothetical (5% return before expenses)          1,000.00            1,022.61                2.63
USAA LIFE INCOME FUND
 Actual                                            1,000.00              999.00                3.28
 Hypothetical (5% return before expenses)          1,000.00            1,021.93                3.31
USAA LIFE WORLD GROWTH FUND
 Actual                                            1,000.00            1,109.20                4.95
 Hypothetical (5% return before expenses)          1,000.00            1,020.51                4.75

*Expenses are equal to the Funds' annualized expense ratios shown below, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Funds' actual ending account values are based on their actual total returns for the six-month period of July 1, 2005, through December 31, 2005, as shown below:

                                         Net Expense Ratio     Six-Month Total Return
USAA Life Aggressive Growth Fund               0.93%                   6.90%
USAA Life Diversified Assets Fund              0.64                    3.92
USAA Life Growth and Income Fund               0.52                   14.30
USAA Life Income Fund                          0.65                   (0.10)
USAA Life World Growth Fund                    0.93                   10.92

--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION
  Copies of USAA IMCO's proxy voting policies and procedures, approved by the Trust's Board of Trustees, for use in voting proxies on behalf of the Funds, are available without charge (i) by calling (800) 531-4265; (ii) at USAA.COM; and (iii) on the SEC's Web site at http://www.sec.gov.

  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) at USAA.COM; and (ii) on the SEC's Web site at http://www.sec.gov.

  The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Form N-Qs are available (i) by calling (800) 531-8448; and (ii) on the SEC's Web site at http://www.sec.gov. These Form N-Qs also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees consists of three Trustees who supervise the business affairs of the Trust. The Board of Trustees is responsible for the general oversight of the Funds' business and for ensuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Trustees periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each Trustee shall be fifteen (15) years or until the Trustee reaches age
70. Set forth below are the Trustees and officers of the Trust, their ages, their respective offices, and principal occupations during the past five years, length of time served, and information relating to any other directorships held. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, Texas 78288.

INTERESTED TRUSTEE

KRISTI A. MATUS
TRUSTEE,
CHAIR OF THE BOARD OF TRUSTEES, AND PRESIDENT
DATE OF BIRTH: FEBRUARY 1968
President, Chief Executive Officer, Director, and Vice Chair of the Board of Directors, USAA Life Insurance Company (3/04-present); Vice President, Products & Regulatory Management, USAA Life Insurance Company (1/04-3/04); Vice President, Life Insurance Solutions, USAA Life Insurance Company (9/02-1/04); Executive Vice President and Chief Operating Officer, Thrivent Financial Bank (6/01-9/02); Managing Director, AAL Member Credit Union (10/99-5/01).

Ms. Matus has served in her capacity as Trustee since March 2004.

NON-INTERESTED TRUSTEES

NEIL H. STONE
TRUSTEE
645 LOCKHILL SELMA
SAN ANTONIO, TX 78216
DATE OF BIRTH: APRIL 1943
Attorney (Associate), Gendry & Sprague, P.C. (12/92-present). Mr. Stone has served in his capacity as Trustee since December 1994.

Mr. Stone holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

DR. GARY W. WEST TRUSTEE
8038 WURZBACH, SUITE 270
SAN ANTONIO, TX 78229
DATE OF BIRTH: APRIL 1940
President, Radiation Oncology of San Antonio, Professional Association (12/94-present). Dr. West has served in his capacity as Trustee since December 1994.

Dr. West holds no other directorships of any publicly held corporations or other investment company outside the USAA Life Investment Trust.

INTERESTED OFFICERS(1)

CHRISTOPHER W. CLAUS
SENIOR VICE PRESIDENT
DATE OF BIRTH: DECEMBER 1960
President, Chief Executive Officer, Director, and Chairman of the Board of Directors, USAA Investment Management Company (IMCO) (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04);Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus also serves as President, Director/ Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005.

Mr. Claus is also the President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS).

RUSSELL A. EVENSON
VICE PRESIDENT
DATE OF BIRTH: OCTOBER 1947
Senior Vice President, Chief Life Actuary, USAA Life Insurance Company (USAA
Life) (4/01-8/01, 9/02-present); Senior Vice President, Actuarial & Marketing, USAA Life (9/01-8/02); Senior Vice President, Benefit & Production Solutions, Aid Association for Lutherans (5/99-3/01).

CLIFFORD A. GLADSON
VICE PRESIDENT
DATE OF BIRTH: NOVEMBER 1950
Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02).

Mr. Gladson also holds the officer position of Vice President of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005.

                                     ------

                           USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

STUART WESTER
VICE PRESIDENT
DATE OF BIRTH: JUNE 1947
Vice President, Equity Investments, IMCO (1/99-present).

Mr. Wester also holds the officer position of Vice President of the USAA family of funds, consisting of four registered investment companies offering 39 individual funds as of December 31, 2005.

MARK S. HOWARD
SECRETARY
DATE OF BIRTH: OCTOBER 1963
Senior Vice President, USAA Life/IMCO/ Financial Planning Services Insurance Agency, Inc. (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02).

Mr. Howard also serves as Secretary for the USAA family of funds, consisting of four registered investment companies offering 39 individual funds as of December 31, 2005; and Senior Vice President, Secretary, and Counsel of USAA Life, IMCO, SAS, FPS, and USAA Financial Advisors, Inc. (FAI).

DEBRA K. DUNN
TREASURER
DATE OF BIRTH: AUGUST 1969
Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director IMCO/FPS Finance, USAA (12/03-9/04); Executive Director FPS Finance, USAA (2/03-12/03); Director FPS Finance, USAA (12/02-2/03); Director Strategic Financial Analysis, IMCO (1/01-12/02); Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01).

Ms. Dunn also serves as Treasurer of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005, and holds the officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI.

EILEEN M. SMILEY
ASSISTANT SECRETARY
DATE OF BIRTH: NOVEMBER 1959
Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03).

Ms. Smiley also serves as Assistant Secretary of the USAA family of funds, offering 39 individual funds as of December 31, 2005, and Vice President and Assistant Secretary of IMCO, SAS, FPS, and FAI.

ROBERTO GALINDO, JR.
ASSISTANT TREASURER
DATE OF BIRTH: NOVEMBER 1960
Assistant Vice President, Portfolio Accounting/ Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01).

Mr. Galindo also serves as Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005.

JEFFREY D. HILL
CHIEF COMPLIANCE OFFICER
DATE OF BIRTH: DECEMBER 1967
Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01).

Mr. Hill also serves as Chief Compliance Officer of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005.

LAYNE C. ROETZEL
AML COMPLIANCE OFFICER
DATE OF BIRTH: DECEMBER 1957
Assistant Vice President, Compliance and Privacy, USAA Life (2/02-present); Assistant Vice President, Accounting and Compliance, USAA Life (12/00-2/02); Assistant Vice President, Plans & Administration, USAA Life (5/98-12/00).

(1) INDICATES THOSE TRUSTEES AND OFFICERS WHO ARE EMPLOYEES OF THE ADVISER, USAA LIFE, OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" OF THE TRUST UNDER THE INVESTMENT COMPANY ACT OF 1940.

                                     ------

================================================================================
                           USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                 IF YOU HAVE QUESTIONS OR NEED MORE INFORMATION,
                     PLEASE CALL A USAA LIFE REPRESENTATIVE
                  MONDAY - FRIDAY 7 A.M. TO 8 P.M. CENTRAL TIME

                                 (800) 531-4265

                      ------------------------------------

                  TO CHECK CONTRACT DETAILS, VIEW FUND ACCOUNT
                   SUMMARIES, OR RECEIVE A PROSPECTUS, ANNUAL,
                      OR SEMIANNUAL REPORT ELECTRONICALLY,
                  VISIT OUR ONLINE RESOURCE CENTER AT USAA.COM.

================================================================================

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                    USAA
                                                                -------------

--------------------------------------------------------------------------------

   [LOGO OF USAA]              WE KNOW WHAT IT MEANS TO SERVE.(R)
        USAA           ---------------------------------------------------
                       INSURANCE o BANKING o INVESTMENTS o MEMBER SERVICES

40760-0206                                   (C)2006, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Life Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On December 8, 2005, the Board of Trustees of USAA Life Investment Trust approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Trustees will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that none of the members of the registrant's Audit Committee meets the definition of an "audit committee financial expert" as the term has been defined in implementing regulations of the Securities and Exchange Commission. However, the Board of Trustees has determined that the members of the Audit Committee have sufficient experience to perform the duties and responsibilities of a member of the Audit Committee.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Ernst & Young LLP, for the audit of the registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal years ending December 31, 2005 and 2004 were $66,800 and $64,500, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2005 or 2004.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for tax services are detailed in the table below:


----------------------------------------------------------------------------------------------
               Review of Federal,
               State and City        Passive     Quarterly
               Income and tax        Foreign     Diversification   Tax Consulting &
               returns and excise   Investment   Review under      Other Additional
               tax calculations      Company     Subchapter M       Tax Services        TOTAL
----------------------------------------------------------------------------------------------
FYE 12-31-2005     $13,700           $ 0           $12,428            $    0           $26,128
FYE 12-31-2004     $13,300           $ 0           $12,000            $1,547           $26,847
----------------------------------------------------------------------------------------------
 Total             $27,000           $ 0           $24,428            $1,547           $52,975
----------------------------------------------------------------------------------------------


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedure.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Investment Management Company (IMCO), for 2005 and 2004 were $88,128 and $54,347, respectively. These amounts include the audit-related fees and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence at a board meeting scheduled in March.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Life Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA LIFE INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ KRISTI A. MATUS
         ----------------------------------------------------
         Signature and Title:  Kristi A. Matus/President

Date:    FEBRUARY 27, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.